UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2007

                     Date of reporting period: June 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 96.51%
APPAREL & ACCESSORY STORES: 1.94%
     338,900  KOHL'S CORPORATION+                                                                          $    13,569,556
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.03%
     613,680  JONES APPAREL GROUP INCORPORATED                                                                   8,438,100
     179,750  VF CORPORATION                                                                                    12,794,605
                                                                                                                21,232,705
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.50%
       7,000  NVR INCORPORATED<<                                                                                 3,500,560
                                                                                                           ---------------
BUSINESS SERVICES: 6.52%
     712,000  MICROSOFT CORPORATION                                                                             19,587,120
     580,700  OMNICOM GROUP INCORPORATED                                                                        26,061,816
                                                                                                                45,648,936
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 10.33%
     359,200  AVERY DENNISON CORPORATION                                                                        15,779,656
     221,490  AVON PRODUCTS INCORPORATED                                                                         7,978,070
     291,590  COLGATE-PALMOLIVE COMPANY                                                                         20,148,869
     180,650  HENKEL KGAA ADR                                                                                    6,774,014
     337,300  JOHNSON & JOHNSON                                                                                 21,701,882
                                                                                                                72,382,491
                                                                                                           ---------------
COMMUNICATIONS: 3.02%
     718,285  VODAFONE GROUP PLC ADR                                                                            21,160,676
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 6.59%
     574,020  BANK OF AMERICA CORPORATION                                                                       13,701,857
     361,800  JPMORGAN CHASE & COMPANY                                                                          12,413,358
     313,051  STATE STREET CORPORATION                                                                          20,032,133
                                                                                                                46,147,348
                                                                                                           ---------------
EATING & DRINKING PLACES: 3.74%
     335,800  DARDEN RESTAURANTS INCORPORATED                                                                   10,725,452
     275,069  MCDONALD'S CORPORATION                                                                            15,464,379
                                                                                                                26,189,831
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.49%
   1,096,850  FLEXTRONICS INTERNATIONAL LIMITED+                                                                10,310,390
     615,840  GENERAL ELECTRIC COMPANY                                                                          16,436,770
     542,032  MOLEX INCORPORATED CLASS A                                                                        12,417,953
     175,150  TYCO ELECTRONICS LIMITED                                                                           6,273,873
                                                                                                                45,438,986
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.99%
     293,230  ILLINOIS TOOL WORKS INCORPORATED                                                                  13,931,357
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 3.62%
     121,280  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              7,533,914
     241,050  DIAGEO PLC ADR                                                                                    17,806,364
                                                                                                                25,340,278
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
GENERAL MERCHANDISE STORES: 1.62%
     202,680  WAL-MART STORES INCORPORATED                                                                 $    11,390,616
                                                                                                           ---------------
HEALTH SERVICES: 1.55%
     210,750  CARDINAL HEALTH INCORPORATED                                                                      10,870,485
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.57%
     4,484  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                            17,989,808
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.24%
     713,800  DELL INCORPORATED+                                                                                15,617,944
     305,400  DIEBOLD INCORPORATED                                                                              10,866,132
     381,890  DOVER CORPORATION                                                                                 18,472,019
     141,410  EATON CORPORATION                                                                                 12,015,608
     433,900  PITNEY BOWES INCORPORATED                                                                         14,795,990
                                                                                                                71,767,693
                                                                                                           ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.79%
     623,100  WILLIS GROUP HOLDINGS LIMITED                                                                     19,546,647
                                                                                                           ---------------
INSURANCE CARRIERS: 5.71%
     439,520  ALLSTATE CORPORATION                                                                              20,037,717
     509,010  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         13,468,405
     548,000  OLD REPUBLIC INTERNATIONAL CORPORATION                                                             6,488,320
                                                                                                                39,994,442
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.83%
      77,560  BECTON DICKINSON & COMPANY                                                                         6,305,628
     990,552  BOSTON SCIENTIFIC CORPORATION+<<                                                                  12,173,884
     462,010  QUEST DIAGNOSTICS INCORPORATED                                                                    22,393,625
                                                                                                                40,873,137
                                                                                                           ---------------
MEDICAL PRODUCTS: 1.67%
     182,670  BAXTER INTERNATIONAL INCORPORATED                                                                 11,679,920
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.96%
     342,250  TYCO INTERNATIONAL LIMITED                                                                        13,703,690
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 2.25%
     756,805  OFFICE DEPOT INCORPORATED+                                                                         8,279,447
     394,685  ZALE CORPORATION+<<                                                                                7,455,600
                                                                                                                15,735,047
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.29%
     519,100  AMERICAN EXPRESS COMPANY                                                                          19,554,497
     821,230  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                3,490,228
                                                                                                                23,044,725
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.15%
     330,200  EXXON MOBIL CORPORATION                                                                           29,100,526
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 0.99%
     173,700  HUBBELL INCORPORATED CLASS B                                                                       6,925,419
                                                                                                           ---------------
TRAVEL & RECREATION: 1.65%
     350,690  CARNIVAL CORPORATION                                                                              11,558,741
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.47%
            289,099  KIMBERLY-CLARK CORPORATION                                                            $    17,282,337
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $757,475,801)                                                                        676,005,957
                                                                                                           ---------------
PREFERRED STOCKS: 1.45%
            253,900  HENKEL KGAA ADR PREFERRED                                                                  10,132,794
TOTAL PREFERRED STOCKS (COST $11,930,448)                                                                       10,132,794
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 2.57%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.24%
     378,945  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             378,944
     435,503  DAILY ASSETS FUND INSTITUTIONAL                                                                      435,503
     435,503  DREYFUS CASH MANAGEMENT FUND                                                                         435,503
     435,503  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      435,503
                                                                                                                 1,685,453
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.33%
$    141,397  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008           141,326
   3,167,297  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $3,167,530)              2.65        07/01/2008         3,167,297
      84,838  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $84,843)                 2.25        07/01/2008            84,838
     141,397  BANK OF IRELAND+/-++                                                2.67        10/14/2008           141,341
     328,042  BANK OF IRELAND+/-++                                                3.30        07/01/2008           328,042
     458,127  BANK OF IRELAND+/-++                                                3.75        07/01/2008           458,127
     395,912  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $395,937)                2.25        07/01/2008           395,912
     169,677  BEAGLE FUNDING LLC++                                                2.50        07/01/2008           169,677
     300,011  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008           216,008
     230,733  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           166,128
   3,393,533  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $3,393,778)              2.60        07/01/2008         3,393,533
     509,030  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES
              (MATURITY VALUE $509,072)                                           3.00        07/01/2008           509,030
   1,979,561  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,979,709)              2.70        07/01/2008         1,979,561
      84,838  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008            84,838
      76,598  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $76,603)                                                            2.40        07/01/2008            76,598
     367,633  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008           367,633
     520,342  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MONEY MARKET SECURITIES (MATURITY VALUE $520,387)                3.10        07/01/2008           520,342
     876,663  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $876,730)                2.75        07/01/2008           876,663
     509,030  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $509,074)                   3.10        07/01/2008           509,030
     282,794  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008           282,181
     424,192  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008           423,645
      26,158  MORGAN STANLEY+/-                                                   2.60        10/15/2008            26,139
     282,794  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008           281,965
      56,559  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008            56,554
     231,891  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008           231,775
     175,333  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           143,773
     282,794  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008           231,891
      73,527  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008            73,490
     141,397  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           141,388
     141,397  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           141,350
     141,397  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           141,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    141,397  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55%       08/07/2008          $115,946
     243,203  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008           199,427
     282,794  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008           259,322
                                                                                                                16,336,122
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,512,216)                                                      18,021,575
                                                                                                           ---------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 2.04%
  14,286,350  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      14,286,350
                                                                                                         -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,286,350)                                                                 14,286,350
                                                                                                         -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $803,204,815)*                                                 102.57%                             $     718,446,676
OTHER ASSETS AND LIABILITIES, NET                                     (2.57)                                   (17,984,085)
                                                                     ------                              -----------------
TOTAL NET ASSETS                                                     100.00%                             $     700,462,591
                                                                     ------                              -----------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,286,350.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
----------    ---------------------------------------------------------------                              ---------------
COMMON STOCKS: 96.66%
APPAREL & ACCESSORY STORES: 2.04%
      79,700  AEROPOSTALE INCORPORATED+                                                                    $     2,497,001
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.06%
      57,300  WARNACO GROUP INCORPORATED+<<                                                                      2,525,211
                                                                                                           ---------------
BIOPHARMACEUTICALS: 2.69%
      62,200  GILEAD SCIENCES INCORPORATED+                                                                      3,293,490
                                                                                                          ----------------
BUSINESS SERVICES: 18.46%
      46,500  ADOBE SYSTEMS INCORPORATED+                                                                        1,831,635
      64,200  AUTODESK INCORPORATED+                                                                             2,170,602
      77,300  BMC SOFTWARE INCORPORATED+<<                                                                       2,782,800
      57,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                1,853,070
     104,300  JUNIPER NETWORKS INCORPORATED+<<                                                                   2,313,374
     117,900  MICROSOFT CORPORATION                                                                              3,243,429
      60,600  OMNICOM GROUP INCORPORATED                                                                         2,719,728
     142,100  ORACLE CORPORATION+                                                                                2,984,100
     141,200  SYMANTEC CORPORATION+<<                                                                            2,732,220
                                                                                                                22,630,958
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 7.95%
      40,100  BIOGEN IDEC INCORPORATED+<<                                                                        2,241,189
      31,600  COLGATE-PALMOLIVE COMPANY                                                                          2,183,560
      25,300  MONSANTO COMPANY                                                                                   3,198,932
      39,500  SIGMA-ALDRICH CORPORATION                                                                          2,127,470
                                                                                                                 9,751,151
                                                                                                           ---------------
COAL MINING: 1.01%
      13,245  MASSEY ENERGY COMPANY                                                                              1,241,719
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 2.53%
      45,200  NORTHERN TRUST CORPORATION                                                                         3,099,364
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 4.25%
      65,200  AMPHENOL CORPORATION CLASS A                                                                       2,926,176
     122,200  NVIDIA CORPORATION+                                                                                2,287,584
                                                                                                                 5,213,760
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.84%
      43,100  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                           3,478,170
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 7.13%
     102,800  BIG LOTS INCORPORATED+<<                                                                           3,211,472
      63,200  BJ'S WHOLESALE CLUB INCORPORATED+                                                                  2,445,840
      54,800  WAL-MART STORES INCORPORATED                                                                       3,079,760
                                                                                                                 8,737,072
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 17.49%
      54,500  AGCO CORPORATION+<<                                                                                2,856,345
      18,100  APPLE INCORPORATED+                                                                                3,030,664
      53,500  DOVER CORPORATION                                                                                  2,587,795
      72,800  HEWLETT-PACKARD COMPANY                                                                            3,218,488
      30,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        3,662,577
      39,200  NATIONAL OILWELL VARCO INCORPORATED+                                                               3,477,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
----------    ---------------------------------------------------------------                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      36,700  PARKER HANNIFIN CORPORATION                                                                  $     2,617,444
                                                                                                                21,451,137
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 4.67%
      39,600  BECTON DICKINSON & COMPANY                                                                         3,219,480
      44,900  THERMO FISHER SCIENTIFIC INCORPORATED+                                                             2,502,277
                                                                                                                 5,721,757
                                                                                                           ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.11%
       5,130  INTUITIVE SURGICAL INCORPORATED+                                                                   1,382,022
      59,400  ST. JUDE MEDICAL INCORPORATED+                                                                     2,428,272
                                                                                                                 3,810,294
                                                                                                           ---------------
MEDICAL MANAGEMENT SERVICES: 2.54%
      49,600  EXPRESS SCRIPTS INCORPORATED+                                                                      3,110,912
                                                                                                           ---------------
MEDICAL PRODUCTS: 3.10%
      59,500  BAXTER INTERNATIONAL INCORPORATED                                                                  3,804,430
                                                                                                           ---------------
OIL & GAS EXTRACTION: 4.44%
      23,600  DEVON ENERGY CORPORATION                                                                           2,835,776
      29,100  OCCIDENTAL PETROLEUM CORPORATION                                                                   2,614,926
                                                                                                                 5,450,702
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.06%
      28,700  EXXON MOBIL CORPORATION                                                                            2,529,331
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.27%
      12,660  NASDAQ STOCK MARKET INCORPORATED+                                                                    336,123
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.91%
     101,800  CORNING INCORPORATED                                                                               2,346,490
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 4.08%
      48,300  AUTOLIV INCORPORATED                                                                               2,251,746
      44,500  UNITED TECHNOLOGIES CORPORATION                                                                    2,745,650
                                                                                                                 4,997,396
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.03%
      30,500  W.W. GRAINGER INCORPORATED                                                                         2,494,900
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $106,058,060)                                                                        118,521,368
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 10.67%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.00%
     275,063  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             275,063
     316,117  DAILY ASSETS FUND INSTITUTIONAL                                                                      316,117
     316,117  DREYFUS CASH MANAGEMENT FUND                                                                         316,117
     316,117  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      316,117
                                                                                                                 1,223,414
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

PRINCIPAL   SECURITY NAME                                                    INTEREST RATE  MATURITY DATE       VALUE
----------  ---------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.67%
$    102,635  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008   $       102,584
   2,299,031  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,299,200)              2.65        07/01/2008         2,299,031
      61,581  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $61,585))                2.25        07/01/2008            61,581
     102,635  BANK OF IRELAND+/-++                                                2.67        10/14/2008           102,595
     238,114  BANK OF IRELAND+/-++                                                3.30        07/01/2008           238,114
     332,538  BANK OF IRELAND+/-++                                                3.75        07/01/2008           332,538
     287,379  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $287,397)                2.25        07/01/2008           287,379
     123,162  BEAGLE FUNDING LLC++                                                2.50        07/01/2008           123,162
     217,768  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008           156,793
     167,481  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           120,586
   2,463,248  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,463,426)              2.60        07/01/2008         2,463,248
     369,487  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES
              (MATURITY VALUE $369,518)                                           3.00        07/01/2008           369,487
   1,436,894  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,437,002)              2.70        07/01/2008         1,436,894
      61,581  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008            61,581
      55,600  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $55,604)                                            2.40        07/01/2008            55,600
     266,852  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008           266,852
     377,698  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $377,731)                   3.10        07/01/2008           377,698
     636,339  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $636,388)                2.75        07/01/2008           636,339
     369,487  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $369,519)                   3.10        07/01/2008           369,487
     205,271  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008           204,826
     307,906  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008           307,510
      18,988  MORGAN STANLEY+/-                                                   2.60        10/15/2008            18,973
     205,271  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008           204,669
      41,054  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008            41,051
     168,322  SHEFFIELD RECEIVABLES CORPORATION++(A)(I)####                       3.00        07/07/2008           168,238
     127,268  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           104,360
     205,271  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008           168,322
      53,370  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008            53,344
     102,635  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           102,628
     102,635  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           102,601
     102,635  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           102,603
     102,635  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008            84,161
     176,533  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008           144,757
     205,271  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008           188,229
                                                                                                                11,857,821
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,296,823)                                                      13,081,235
                                                                                                           ---------------

SHARES
----------
SHORT-TERM INVESTMENTS: 3.28%
   4,017,259  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       4,017,259
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,017,259)                                                                   4,017,259
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $123,372,142)*                                                 110.61%                               $   135,619,862
OTHER ASSETS AND LIABILITIES, NET                                    (10.61)                                   (13,003,845)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   122,616,017
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,017,259.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 100.02%
AMUSEMENT & RECREATION SERVICES: 0.56%
      21,100  WMS INDUSTRIES INCORPORATED<<                                                                $       628,147
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.33%
      33,500  WARNACO GROUP INCORPORATED+<<                                                                      1,476,345
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.14%
      29,500  COPART INCORPORATED+                                                                               1,263,190
                                                                                                           ---------------
BIOPHARMACEUTICALS: 2.97%
      29,000  ALEXION PHARMACEUTICALS INCORPORATED+                                                              2,102,500
      12,300  UNITED THERAPEUTICS CORPORATION+                                                                   1,202,325
                                                                                                                 3,304,825
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.78%
      18,200  WALTER INDUSTRIES INCORPORATED                                                                     1,979,614
                                                                                                           ---------------
BUSINESS SERVICES: 11.09%
      19,600  CAPELLA EDUCATION COMPANY+<<                                                                       1,169,140
      95,900  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                3,186,757
      85,000  FALCONSTOR SOFTWARE INCORPORATED+<<                                                                  601,800
      37,700  IGATE CORPORATION+                                                                                   306,501
      26,100  MERCADOLIBRE INCORPORATED+<<                                                                         900,189
      15,800  OMNITURE INCORPORATED+                                                                               293,406
      73,900  PHASE FORWARD INCORPORATED+                                                                        1,327,983
      50,000  PROS HOLDINGS INCORPORATED+                                                                          561,500
      58,500  SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                      1,588,275
      74,350  VOCUS INCORPORATED+                                                                                2,391,840
                                                                                                                12,327,391
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 6.33%
      22,900  FMC CORPORATION                                                                                    1,773,376
      24,700  IDEXX LABORATORIES INCORPORATED+                                                                   1,203,878
      31,400  MARTEK BIOSCIENCES CORPORATION+<<                                                                  1,058,494
      39,500  OLIN CORPORATION                                                                                   1,034,110
      21,000  ROCKWOOD HOLDINGS INCORPORATED+                                                                      730,800
      25,100  TERRA INDUSTRIES INCORPORATED<<                                                                    1,238,685
                                                                                                                 7,039,343
                                                                                                           ---------------
COMMUNICATIONS: 1.48%
      18,500  EQUINIX INCORPORATED+<<                                                                            1,650,570
                                                                                                           ---------------
E-COMMERCE/SERVICES: 1.32%
      12,700  PRICELINE.COM INCORPORATED+<<                                                                      1,466,342
                                                                                                           ---------------
EATING & DRINKING PLACES: 3.19%
      77,400  BURGER KING HOLDINGS INCORPORATED                                                                  2,073,546
      17,900  CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                             1,478,898
                                                                                                                 3,552,444
                                                                                                           ---------------
EDUCATIONAL SERVICES: 3.68%
      14,700  AMERICAN PUBLIC EDUCATION INCORPORATED+                                                              573,888
      51,900  K12 INCORPORATED+<<                                                                                1,112,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
EDUCATIONAL SERVICES (continued)
      41,100  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+<<                                    $     2,401,062
                                                                                                                 4,087,167
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.70%
      80,398  COGO GROUP INCORPORATED+<<                                                                           732,426
      77,750  DIODES INCORPORATED+<<                                                                             2,149,010
      30,700  ENERSYS+                                                                                           1,050,861
      44,000  GRAFTECH INTERNATIONAL LIMITED+                                                                    1,180,520
     205,900  HARMONIC INCORPORATED+                                                                             1,958,109
      87,500  JA SOLAR HOLDINGS COMPANY LIMITED+<<                                                               1,474,375
      97,600  MONOLITHIC POWER SYSTEMS+                                                                          2,110,112
      12,100  MULTI-FINELINE ELECTRONIX INCORPORATED+                                                              334,807
      72,800  SOLERA HOLDINGS INCORPORATED+                                                                      2,013,648
                                                                                                                13,003,868
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.95%
      15,200  CORE LABORATORIES NV+<<                                                                            2,163,720
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 4.55%
      54,100  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                       4,011,515
      63,300  DARLING INTERNATIONAL INCORPORATED+                                                                1,045,716
                                                                                                                 5,057,231
                                                                                                           ---------------
FOOTWEAR: 1.43%
      11,400  DECKERS OUTDOOR CORPORATION+<<                                                                     1,586,880
                                                                                                           ---------------
HEALTH SERVICES: 1.10%
      32,700  CARDIONET INCORPORATED+                                                                              870,801
      11,000  GENOPTIX INCORPORATED+                                                                               347,050
                                                                                                                 1,217,851
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.49%
      33,500  ACTUANT CORPORATION CLASS A                                                                        1,050,225
      42,750  COLFAX CORPORATION+<<                                                                              1,072,598
      14,500  KAYDON CORPORATION<<                                                                                 745,445
      43,700  ROBBINS & MYERS INCORPORATED                                                                       2,179,319
      12,100  TEAM INCORPORATED                                                                                    415,272
      49,120  WOODWARD GOVERNOR COMPANY<<                                                                        1,751,619
                                                                                                                 7,214,478
                                                                                                           ---------------
LEGAL SERVICES: 1.61%
      26,200  FTI CONSULTING INCORPORATED+                                                                       1,793,652
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 11.35%
      27,200  AUTHENTEC INCORPORATED+                                                                              283,424
      27,300  AXSYS TECHNOLOGIES INCORPORATED+                                                                   1,420,692
      62,800  CONMED CORPORATION+                                                                                1,667,340
      22,700  HOLOGIC INCORPORATED+<<                                                                              494,860
      60,400  ICON PLC ADR+                                                                                      4,561,408
      60,300  MASIMO CORPORATION+<<                                                                              2,071,305
      37,800  PHOTON DYNAMICS INCORPORATED+                                                                        570,024
      54,700  WRIGHT MEDICAL GROUP INCORPORATED+                                                                 1,554,027
                                                                                                                12,623,080
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.42%
      60,300  NUVASIVE INCORPORATED+<<                                                                     $     2,692,998
                                                                                                           ---------------
METAL FABRICATE, HARDWARE: 0.80%
      18,200  CHART INDUSTRIES INCORPORATED+                                                                       885,248
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.08%
      11,700  INTREPID POTASH INCORPORATED+                                                                        769,626
      88,000  METALICO INCORPORATED+<<                                                                           1,541,760
                                                                                                                 2,311,386
                                                                                                           ---------------
OIL & GAS EXTRACTION: 10.26%
      49,400  ARENA RESOURCES INCORPORATED+<<                                                                    2,609,308
       8,300  ATWOOD OCEANICS INCORPORATED+<<                                                                    1,032,022
      34,600  BILL BARRETT CORPORATION+<<                                                                        2,055,586
      28,700  CARRIZO OIL & GAS INCORPORATED+                                                                    1,954,183
      14,900  CNX GAS CORPORATION+                                                                                 626,396
      15,800  PETROLEUM DEVELOPMENT CORPORATION+                                                                 1,050,542
      36,600  REX ENERGY CORPORATED+                                                                               966,240
      25,500  WILLBROS GROUP INCORPORATED+<<                                                                     1,117,155
                                                                                                                11,411,432
                                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.07%
      85,800  VISTAPRINT LIMITED+<<                                                                              2,296,008
                                                                                                           ---------------
RAILROAD TRANSPORTATION: 1.40%
      35,400  KANSAS CITY SOUTHERN+                                                                              1,557,246
                                                                                                           ---------------
REAL ESTATE: 0.70%
      22,600  GAFISA SA<<                                                                                          776,762
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.00%
      39,975  FCSTONE GROUP INCORPORATED+<<                                                                      1,116,502
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 1.51%
     100,300  EXIDE TECHNOLOGIES+<<                                                                              1,681,028
                                                                                                           ---------------
WATER TRANSPORTATION: 0.67%
      15,600  KIRBY CORPORATION+                                                                                   748,800
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.06%
      99,800  LKQ CORPORATION+                                                                                   1,803,386
      15,600  TITAN MACHINERY INCORPORATED+<<                                                                      488,591
                                                                                                                 2,291,977
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $103,930,026)                                                                        111,205,525
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 36.98%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.46%
     864,488  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             864,488
     993,516  DAILY ASSETS FUND INSTITUTIONAL                                                                      993,516
     993,516  DREYFUS CASH MANAGEMENT FUND                                                                         993,516
     993,516  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      993,516
                                                                                                                 3,845,036
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 33.52%
  $  322,570  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008   $       322,408
     193,542  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $193,554)                2.25        07/01/2008           193,542
   7,225,570  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $7,226,102)              2.65        07/01/2008         7,225,570
     322,570  BANK OF IRELAND+/-++                                                2.67        10/14/2008           322,442
     748,363  BANK OF IRELAND+/-++                                                3.30        07/01/2008           748,363
   1,045,127  BANK OF IRELAND+/-++                                                3.75        07/01/2008         1,045,127
     903,196  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $903,252)                2.25        07/01/2008           903,196
     387,084  BEAGLE FUNDING LLC++                                                2.50        07/01/2008           387,084
     684,417  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008           492,780
     526,372  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           378,988
   7,741,682  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $7,742,241)              2.60        07/01/2008         7,741,682
   1,161,252  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $1,161,349)                                                         3.00        07/01/2008         1,161,252
   4,515,981  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $4,516,320)              2.70        07/01/2008         4,515,981
     193,542  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008           193,542
     174,743  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $174,755)                                                           2.40        07/01/2008           174,743
     838,682  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008           838,682
   1,187,058  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,187,160)                 3.10        07/01/2008         1,187,058
   1,999,935  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,000,088)              2.75        07/01/2008         1,999,935
   1,161,252  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,161,352)                 3.10        07/01/2008         1,161,252
     645,140  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008           643,741
     967,710  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008           966,464
      59,675  MORGAN STANLEY+/-                                                   2.60        10/15/2008            59,631
     645,140  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008           643,248
     129,028  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           129,017
     529,015  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008           528,750
     399,987  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           327,989
     645,140  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008           529,015
     167,736  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           167,653
     322,570  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           322,548
     322,570  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           322,462
     322,570  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           322,467
     322,570  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008           264,507
     554,821  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008           454,953
     645,140  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008           591,594
                                                                                                                37,267,666
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,625,147)                                                      41,112,702
                                                                                                           ---------------

SHARES
------------
SHORT-TERM INVESTMENTS: 0.89%
     997,202  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         997,202
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $997,202)                                                                       997,202
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
   (COST $146,552,369)*                                              137.89%                               $   153,315,429
OTHER ASSETS AND LIABILITIES, NET                                    (37.89)                                   (42,128,919)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   111,186,510
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $997,202.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 99.72%
BUSINESS SERVICES: 2.85%
     147,825  MICROSOFT CORPORATION                                                                        $     4,066,666
     115,600  ORACLE CORPORATION+                                                                                2,427,600
     246,125  SYMANTEC CORPORATION+<<                                                                            4,762,519
                                                                                                                11,256,785
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 11.99%
      81,650  ABBOTT LABORATORIES                                                                                4,325,001
      60,747  AIR PRODUCTS & CHEMICALS INCORPORATED                                                              6,005,448
     194,525  BRISTOL-MYERS SQUIBB COMPANY                                                                       3,993,598
      22,125  COLGATE-PALMOLIVE COMPANY                                                                          1,528,838
     124,309  E.I. DU PONT DE NEMOURS & COMPANY                                                                  5,331,613
      74,040  JOHNSON & JOHNSON                                                                                  4,763,734
     350,885  PFIZER INCORPORATED                                                                                6,129,961
     151,660  PROCTER & GAMBLE COMPANY                                                                           9,222,445
      81,331  ROHM & HAAS COMPANY<<                                                                              3,777,012
      46,600  WYETH                                                                                              2,234,936
                                                                                                                47,312,586
                                                                                                           ---------------
COMMUNICATIONS: 6.16%
     434,040  AT&T INCORPORATED                                                                                 14,622,808
     274,136  VERIZON COMMUNICATIONS INCORPORATED                                                                9,704,414
                                                                                                                24,327,222
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 11.06%
     329,730  BANK OF AMERICA CORPORATION                                                                        7,870,655
     163,605  BANK OF NEW YORK MELLON CORPORATION                                                                6,189,177
     358,640  CITIGROUP INCORPORATED                                                                             6,010,806
     292,490  JPMORGAN CHASE & COMPANY                                                                          10,035,332
      71,050  STATE STREET CORPORATION                                                                           4,546,490
     213,756  US BANCORP                                                                                         5,961,655
     194,790  WACHOVIA CORPORATION<<                                                                             3,025,089
                                                                                                                43,639,204
                                                                                                           ---------------
EATING & DRINKING PLACES: 1.21%
      85,020  MCDONALD'S CORPORATION                                                                             4,779,824
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.08%
      96,866  DOMINION RESOURCES INCORPORATED                                                                    4,600,166
         525  EXELON CORPORATION                                                                                    47,229
      43,795  FIRSTENERGY CORPORATION                                                                            3,605,642
     135,970  FPL GROUP INCORPORATED                                                                             8,916,913
      51,875  MDU RESOURCES GROUP INCORPORATED                                                                   1,808,363
     108,830  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       4,998,562
                                                                                                                23,976,875
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.31%
     144,900  CISCO SYSTEMS INCORPORATED+                                                                        3,370,374
     122,175  EMERSON ELECTRIC COMPANY                                                                           6,041,554
     433,594  GENERAL ELECTRIC COMPANY                                                                          11,572,624
     159,495  NOKIA OYJ ADR                                                                                      3,907,628
                                                                                                                24,892,180
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.34%
      86,475  COMMERCIAL METALS COMPANY                                                                    $     3,260,108
      95,860  FORTUNE BRANDS INCORPORATED                                                                        5,982,623
                                                                                                                 9,242,731
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 2.15%
      65,262  KRAFT FOODS INCORPORATED CLASS A                                                                   1,856,704
     103,995  PEPSICO INCORPORATED                                                                               6,613,042
                                                                                                                 8,469,746
                                                                                                           ---------------
FOOD STORES: 0.94%
     129,700  SAFEWAY INCORPORATED                                                                               3,702,935
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 1.96%
     166,195  TARGET CORPORATION                                                                                 7,726,406
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.01%
      62,416  3M COMPANY                                                                                         4,343,529
     186,070  HEWLETT-PACKARD COMPANY                                                                            8,226,155
     228,250  INTEL CORPORATION                                                                                  4,902,810
      44,392  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        5,261,784
      14,000  PARKER HANNIFIN CORPORATION                                                                          998,480
                                                                                                                23,732,758
                                                                                                           ---------------
INSURANCE CARRIERS: 4.98%
     173,118  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          4,580,702
     145,005  METLIFE INCORPORATED                                                                               7,651,914
     171,350  THE TRAVELERS COMPANIES INCORPORATED                                                               7,436,590
                                                                                                                19,669,206
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.39%
      26,134  BECTON DICKINSON & COMPANY                                                                         2,124,694
      77,025  ROCKWELL AUTOMATION INCORPORATED                                                                   3,368,303
                                                                                                                 5,492,997
                                                                                                           ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.55%
      42,000  MEDTRONIC INCORPORATED                                                                             2,173,500
                                                                                                           ---------------
MEDICAL PRODUCTS: 0.87%
      90,875  MERCK & COMPANY INCORPORATED                                                                       3,425,079
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 1.20%
     119,675  CVS CAREMARK CORPORATION                                                                           4,735,540
                                                                                                           ---------------
MOTION PICTURES: 1.78%
     248,450  TIME WARNER INCORPORATED                                                                           3,677,060
     107,615  WALT DISNEY COMPANY                                                                                3,357,588
                                                                                                                 7,034,648
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.01%
      86,200  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                              2,048,974
      98,110  AMERICAN EXPRESS COMPANY                                                                           3,695,804
      57,525  CAPITAL ONE FINANCIAL CORPORATION<<                                                                2,186,525
                                                                                                                 7,931,303
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION: 3.96%
     106,400  CHESAPEAKE ENERGY CORPORATION                                                                $     7,018,144
     157,875  HALLIBURTON COMPANY                                                                                8,378,426
       2,200  SCHLUMBERGER LIMITED                                                                                 236,346
                                                                                                                15,632,916
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 16.11%
     188,020  CHEVRON CORPORATION                                                                               18,638,423
     178,300  CONOCOPHILLIPS                                                                                    16,829,737
     243,936  EXXON MOBIL CORPORATION                                                                           21,498,080
      92,550  MARATHON OIL CORPORATION                                                                           4,800,569
      43,400  VALERO ENERGY CORPORATION                                                                          1,787,212
                                                                                                                63,554,021
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.19%
      13,372  AMERIPRISE FINANCIAL INCORPORATED                                                                    543,839
      14,675  GOLDMAN SACHS GROUP INCORPORATED                                                                   2,566,658
      33,100  MERRILL LYNCH & COMPANY INCORPORATED<<                                                             1,049,601
     123,800  MORGAN STANLEY                                                                                     4,465,466
                                                                                                                 8,625,564
                                                                                                           ---------------
TOBACCO PRODUCTS: 1.42%
      72,275  ALTRIA GROUP INCORPORATED                                                                          1,485,974
      83,675  PHILIP MORRIS INTERNATIONAL                                                                        4,132,708
                                                                                                                 5,618,682
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 3.36%
     146,730  HONEYWELL INTERNATIONAL INCORPORATED<<                                                             7,377,584
      95,500  UNITED TECHNOLOGIES CORPORATION                                                                    5,892,350
                                                                                                                13,269,934
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.84%
     119,825  SYSCO CORPORATION                                                                                  3,296,380
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $345,181,030)                                                                        393,519,022
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 4.87%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.46%
     404,080  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             404,080
     464,390  DAILY ASSETS FUND INSTITUTIONAL                                                                      464,390
     464,390  DREYFUS CASH MANAGEMENT FUND                                                                         464,390
     464,390  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      464,390
                                                                                                                 1,797,250
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
----------                                                                   -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.41%
$    150,776  BANCO SANTANDER TOTTA LOAN+/-++                                    2.48%        10/15/2008           150,700
   3,377,384  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $3,377,633)             2.65         07/01/2008         3,377,384
      90,466  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $90,472)                2.25         07/01/2008            90,466
     150,776  BANK OF IRELAND+/-++                                               2.67         10/14/2008           150,716
     349,801  BANK OF IRELAND+/-++                                               3.30         07/01/2008           349,801
     488,515  BANK OF IRELAND+/-++                                               3.75         07/01/2008           488,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    422,173  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $422,199)               2.25%        07/01/2008   $       422,173
     180,931  BEAGLE FUNDING LLC++                                               2.50         07/01/2008           180,931
     319,911  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.40         02/25/2008           230,336
     246,037  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.48         05/19/2008           177,147
   3,618,626  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $3,618,887)             2.60         07/01/2008         3,618,626
     542,794  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
              VALUE $542,839)                                                    3.00         07/01/2008           542,794
   2,110,865  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,111,023)             2.70         07/01/2008         2,110,865
      90,466  ELYSIAN FUNDING LLC++                                              2.70         07/01/2008            90,466
      81,678  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
              VALUE $81,683)                                                     2.40         07/01/2008            81,678
     392,018  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                   2.55         10/16/2008           392,018
     554,856  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $554,904)                  3.10         07/01/2008           554,856
     934,812  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $934,883)               2.75         07/01/2008           934,812
     542,794  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $542,841)                  3.10         07/01/2008           542,794
     301,552  LINKS FINANCE LLC+/-++                                             2.58         08/15/2008           300,898
     452,328  MAZARIN FUNDING CORPORATION+/-++                                   2.57         08/04/2008           451,746
      27,894  MORGAN STANLEY+/-                                                  2.60         10/15/2008            27,873
     301,552  NORTHERN ROCK PLC+/-++                                             2.49         10/03/2008           300,668
      60,310  PALISADES INSURANCE COMPANY                                        3.05         07/02/2008            60,305
     247,273  SHEFFIELD RECEIVABLES CORPORATION++                                3.00         07/07/2008           247,149
     186,962  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.73         04/03/2008           153,309
     301,552  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.95         02/15/2008           247,273
      78,404  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               3.00         07/07/2008            78,364
     150,776  TICONDEROGA FUNDING LIMITED++                                      2.43         07/02/2008           150,766
     150,776  UNICREDITO ITALIANO BANK (IRELAND)+/-++                            2.50         10/14/2008           150,726
     150,776  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 2.48         10/08/2008           150,728
     150,776  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.55         08/07/2008           123,636
     259,335  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.83         07/28/2008           212,655
     301,552  WHITE PINE FINANCE LLC+/-++(A)(I)####                              5.43         02/22/2008           276,523
                                                                                                                17,419,697
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,027,992)                                                      19,216,947
                                                                                                           ---------------

SHARES
------
SHORT-TERM INVESTMENTS: 0.65%
   2,565,822  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       2,565,822
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,565,822)                                                                   2,565,822
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $367,774,844)*                                                 105.24%                               $   415,301,791
OTHER ASSETS AND LIABILITIES, NET                                     (5.24)                                   (20,673,490)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   394,628,301
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY INCOME PORTFOLIO

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,565,822.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 97.78%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.99%
      87,500  VF CORPORATION                                                                               $     6,228,250
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.52%
      83,400  ADVANCE AUTO PARTS INCORPORATED                                                                    3,238,422
                                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.46%
      41,900  RYDER SYSTEM INCORPORATED                                                                          2,886,072
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.47%
     192,800  LENNAR CORPORATION CLASS A                                                                         2,379,152
      63,300  WALTER INDUSTRIES INCORPORATED                                                                     6,885,141
                                                                                                                 9,264,293
                                                                                                           ---------------
BUSINESS SERVICES: 1.91%
     435,000  MICROSOFT CORPORATION                                                                             11,966,850
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 12.70%
     112,300  AMGEN INCORPORATED+                                                                                5,296,068
     149,000  BIOGEN IDEC INCORPORATED+<<                                                                        8,327,610
     218,900  CELANESE CORPORATION CLASS A                                                                       9,994,974
     181,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                  7,788,824
      68,900  EASTMAN CHEMICAL COMPANY                                                                           4,744,454
     373,400  INVITROGEN CORPORATION+                                                                           14,659,684
      82,400  JOHNSON & JOHNSON                                                                                  5,301,616
      34,000  MOSAIC COMPANY+                                                                                    4,919,800
     364,500  PFIZER INCORPORATED                                                                                6,367,815
     130,900  PROCTER & GAMBLE COMPANY                                                                           7,960,029
      89,400  TERRA INDUSTRIES INCORPORATED<<                                                                    4,411,890
                                                                                                                79,772,764
                                                                                                           ---------------
COMMUNICATIONS: 6.26%
     637,300  AT&T INCORPORATED                                                                                 21,470,637
     236,600  COMCAST CORPORATION CLASS A                                                                        4,488,302
     376,700  VERIZON COMMUNICATIONS INCORPORATED                                                               13,335,180
                                                                                                                39,294,119
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 10.78%
     583,000  BANK OF AMERICA CORPORATION                                                                       13,916,210
     178,400  BANK OF NEW YORK MELLON CORPORATION                                                                6,748,872
     376,500  BB&T CORPORATION<<                                                                                 8,572,905
     562,600  JPMORGAN CHASE & COMPANY                                                                          19,302,806
     477,200  NEW YORK COMMUNITY BANCORP INCORPORATED                                                            8,513,248
     155,000  NORTHERN TRUST CORPORATION                                                                        10,628,350
                                                                                                                67,682,391
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.36%
     386,100  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                      15,532,803
     159,300  EDISON INTERNATIONAL                                                                               8,184,834
     247,700  EL PASO CORPORATION                                                                                5,384,998
     287,300  NORTHEAST UTILITIES                                                                                7,334,769
      80,600  NRG ENERGY INCORPORATED+<<                                                                         3,457,740
     313,900  XCEL ENERGY INCORPORATED                                                                           6,299,973
                                                                                                                46,195,117
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.38%
      75,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                      $     4,615,500
     186,700  NATIONAL SEMICONDUCTOR CORPORATION<<                                                               3,834,818
     182,100  TYCO ELECTRONICS LIMITED                                                                           6,522,822
                                                                                                                14,973,140
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.16%
     139,500  SNAP-ON INCORPORATED                                                                               7,255,395
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 1.49%
      27,975  BUNGE LIMITED<<                                                                                    3,012,628
     122,000  THE COCA-COLA COMPANY                                                                              6,341,560
                                                                                                                 9,354,188
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 0.43%
     139,200  MACY'S INCORPORATED<<                                                                              2,703,264
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.16%
     293,400  ANNALY MORTGAGE MANAGEMENT INCORPORATED<<                                                          4,550,634
     165,800  PROLOGIS                                                                                           9,011,230
                                                                                                                13,561,864
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.42%
     177,400  CNH GLOBAL N.V.<<                                                                                  6,026,278
      50,800  CUMMINS INCORPORATED                                                                               3,328,416
     115,000  EATON CORPORATION                                                                                  9,771,550
     242,200  HEWLETT-PACKARD COMPANY                                                                           10,707,662
      94,100  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       11,153,673
      32,350  SPX CORPORATION                                                                                    4,261,466
     149,000  TEREX CORPORATION                                                                                  7,654,130
                                                                                                                52,903,175
                                                                                                           ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.40%
     180,000  AON CORPORATION                                                                                    8,269,200
     332,000  UNUMPROVIDENT CORPORATION                                                                          6,789,400
                                                                                                                15,058,600
                                                                                                           ---------------
INSURANCE CARRIERS: 4.04%
      57,100  ARCH CAPITAL GROUP LIMITED+                                                                        3,786,872
     100,000  ASSURANT INCORPORATED                                                                              6,596,000
      91,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     5,921,069
     209,500  THE TRAVELERS COMPANIES INCORPORATED                                                               9,092,300
                                                                                                                25,396,241
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
     259,400  BOSTON SCIENTIFIC CORPORATION+                                                                     3,188,026
                                                                                                           ---------------
METAL MINING: 1.61%
      86,200  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               10,101,778
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.47%
      73,100  TIFFANY & COMPANY                                                                                  2,978,825
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 1.43%
     226,800  CVS CAREMARK CORPORATION                                                                           8,974,476
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MOTION PICTURES: 1.00%
     201,600  WALT DISNEY COMPANY                                                                          $     6,289,920
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.68%
     112,700  CAPITAL ONE FINANCIAL CORPORATION<<                                                                4,283,727
                                                                                                           ---------------
OIL & GAS EXTRACTION: 6.39%
     129,900  ANADARKO PETROLEUM CORPORATION                                                                     9,721,716
      62,400  CIMAREX ENERGY COMPANY<<                                                                           4,347,408
      55,900  NOBLE ENERGY INCORPORATED                                                                          5,621,304
     130,900  OCCIDENTAL PETROLEUM CORPORATION                                                                  11,762,674
     241,700  PATTERSON-UTI ENERGY INCORPORATED                                                                  8,710,868
                                                                                                                40,163,970
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.86%
     151,300  CHEVRON CORPORATION                                                                               14,998,369
     102,900  CONOCOPHILLIPS                                                                                     9,712,731
     351,100  EXXON MOBIL CORPORATION                                                                           30,942,443
                                                                                                                55,653,543
                                                                                                           ---------------
PIPELINES: 1.16%
     181,200  THE WILLIAMS COMPANIES INCORPORATED                                                                7,304,172
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 2.19%
     115,500  ALCOA INCORPORATED                                                                                 4,114,110
      75,900  NUCOR CORPORATION                                                                                  5,667,453
      21,400  UNITED STATES STEEL CORPORATION                                                                    3,954,292
                                                                                                                13,735,855
                                                                                                           ---------------
RAILROAD TRANSPORTATION: 1.00%
      83,400  UNION PACIFIC CORPORATION                                                                          6,296,700
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.09%
      51,200  GOLDMAN SACHS GROUP INCORPORATED                                                                   8,954,880
     201,600  INVESCO LIMITED                                                                                    4,834,368
     155,500  MORGAN STANLEY                                                                                     5,608,885
                                                                                                                19,398,133
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.47%
     128,100  CORNING INCORPORATED                                                                               2,952,705
                                                                                                           ---------------
TOBACCO PRODUCTS: 2.43%
     217,900  ALTRIA GROUP INCORPORATED                                                                          4,480,024
     217,900  PHILIP MORRIS INTERNATIONAL                                                                       10,762,081
                                                                                                                15,242,105
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 0.50%
      57,300  HARSCO CORPORATION                                                                                 3,117,693
                                                                                                           ---------------
TRAVEL & RECREATION: 0.56%
     192,300  EXPEDIA INCORPORATED+                                                                              3,534,472
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.50%
      53,100  NIKE INCORPORATED CLASS B                                                                          3,165,292
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $626,892,129)                                                                        614,115,537
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COLLATERAL FOR SECURITIES LENDING: 6.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.61%
     999,409  DAILY ASSETS FUND INSTITUTIONAL                                                              $       999,409
     869,616  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             869,616
     999,409  DREYFUS CASH MANAGEMENT FUND                                                                         999,409
     999,409  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      999,409
                                                                                                                 3,867,843
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.97%
$    324,483  BANCO SANTANDER TOTTA LOAN+/-++                                    2.48%        10/15/2008           324,320
     194,690  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $194,702)               2.25         07/01/2008           194,690
   7,268,429  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $7,268,964)             2.65         07/01/2008         7,268,429
     324,483  BANK OF IRELAND+/-++                                               2.67         10/14/2008           324,355
     752,802  BANK OF IRELAND                                                    3.30         07/01/2008           752,802
   1,051,326  BANK OF IRELAND                                                    3.75         07/01/2008         1,051,326
     908,554  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $908,611)               2.25         07/01/2008           908,554
     389,380  BEAGLE FUNDING LLC++                                               2.50         07/01/2008           389,380
     688,477  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.40         02/25/2008           495,703
     529,494  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.48         05/19/2008           381,236
   7,787,602  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $7,788,164)             2.60         07/01/2008         7,787,602
   1,168,140  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $1,168,237)                                                        3.00         07/01/2008         1,168,140
   4,542,768  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $4,543,109)             2.70         07/01/2008         4,542,768
     194,690  ELYSIAN FUNDING LLC++                                              2.70         07/01/2008           194,690
     175,779  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $175,791)                                                          2.40         07/01/2008           175,779
     843,657  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                   2.55         10/16/2008           843,657
   1,194,099  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,194,202)                3.10         07/01/2008         1,194,099
   2,011,797  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,011,951)             2.75         07/01/2008         2,011,797
   1,168,140  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,168,241)                3.10         07/01/2008         1,168,140
     648,967  LINKS FINANCE LLC+/-++                                             2.58         08/15/2008           647,560
     973,450  MAZARIN FUNDING CORPORATION+/-++                                   2.57         08/04/2008           972,197
      60,029  MORGAN STANLEY+/-                                                  2.60         10/15/2008            59,984
     648,967  NORTHERN ROCK PLC+/-++                                             2.49         10/03/2008           647,063
     129,793  PALISADES INSURANCE COMPANY                                        3.05         07/02/2008           129,782
     532,153  SHEFFIELD RECEIVABLES CORPORATION++                                3.00         07/07/2008           531,887
     402,359  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.73         04/03/2008           329,935
     648,967  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.95         02/15/2008           532,153
     168,731  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               3.00         07/07/2008           168,647
     324,483  TICONDEROGA FUNDING LIMITED++                                      2.43         07/02/2008           324,462
     324,483  UNICREDITO ITALIANO BANK (IRELAND)+/-++                            2.50         10/14/2008           324,375
     324,483  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 2.48         10/08/2008           324,380
     324,483  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.55         08/07/2008           266,076
     558,111  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.83         07/28/2008           457,651
     648,967  WHITE PINE FINANCE LLC+/-++(A)(I)####                              5.43         02/22/2008           595,102
                                                                                                                37,488,721
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,444,081)                                                      41,356,564
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SHORT-TERM INVESTMENTS: 3.27%
  20,528,591  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $    20,528,591
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,528,591)                                                                 20,528,591
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $689,864,801)*                                                 107.63%                               $   676,000,692
OTHER ASSETS AND LIABILITIES, NET                                     (7.63)                                   (47,937,183
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   628,063,509
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,528,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 99.37%
AMUSEMENT & RECREATION SERVICES: 0.07%
      60,663  INTERNATIONAL GAME TECHNOLOGY                                                                $     1,515,362
                                                                                                           ---------------
APPAREL & ACCESSORY STORES: 0.32%
      17,029  ABERCROMBIE & FITCH COMPANY CLASS A                                                                1,067,378
      87,948  GAP INCORPORATED                                                                                   1,466,093
      60,099  KOHL'S CORPORATION+                                                                                2,406,364
      58,683  LIMITED BRANDS INCORPORATED<<                                                                        988,809
      34,424  NORDSTROM INCORPORATED<<                                                                           1,043,047
                                                                                                                 6,971,691
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
      16,966  JONES APPAREL GROUP INCORPORATED                                                                     233,283
      18,571  LIZ CLAIBORNE INCORPORATED                                                                           262,780
      11,298  POLO RALPH LAUREN CORPORATION                                                                        709,288
      17,106  VF CORPORATION                                                                                     1,217,605
                                                                                                                 2,422,956
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
      26,236  AUTONATION INCORPORATED<<+                                                                           262,885
       8,423  AUTOZONE INCORPORATED<<+                                                                           1,019,267
                                                                                                                 1,282,152
                                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.04%
      11,266  RYDER SYSTEM INCORPORATED<<                                                                          776,002
                                                                                                           ---------------
BIOPHARMACEUTICALS: 0.85%
      85,403  CELGENE CORPORATION+                                                                               5,454,690
      52,377  GENZYME CORPORATION+                                                                               3,772,192
     180,749  GILEAD SCIENCES INCORPORATED+                                                                      9,570,660
                                                                                                                18,797,542
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
      24,195  CENTEX CORPORATION<<                                                                                 323,487
      53,845  D.R. HORTON INCORPORATED                                                                             584,218
      15,094  KB HOME                                                                                              255,541
      27,402  LENNAR CORPORATION CLASS A                                                                           338,141
      41,857  PULTE HOMES INCORPORATED                                                                             403,083
                                                                                                                 1,904,470
                                                                                                           ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.66%
     332,515  HOME DEPOT INCORPORATED<<                                                                          7,787,501
     286,812  LOWE'S COMPANIES INCORPORATED                                                                      5,951,349
      19,368  SHERWIN-WILLIAMS COMPANY                                                                             889,572
                                                                                                                14,628,422
                                                                                                           ---------------
BUSINESS SERVICES: 6.42%
     104,205  ADOBE SYSTEMS INCORPORATED+                                                                        4,104,635
      18,886  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                 1,010,212
      32,965  AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                1,146,852
      43,880  AUTODESK INCORPORATED<<+                                                                           1,483,583
     101,579  AUTOMATIC DATA PROCESSING INCORPORATED                                                             4,256,160
      37,425  BMC SOFTWARE INCORPORATED<<+                                                                       1,347,300
      76,501  CA INCORPORATED<<                                                                                  1,766,408

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
      35,961  CITRIX SYSTEMS INCORPORATED<<+                                                               $     1,057,613
      56,603  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                1,840,164
      29,614  COMPUTER SCIENCES CORPORATION+                                                                     1,387,120
      51,268  COMPUWARE CORPORATION<<+                                                                             489,097
      24,211  CONVERGYS CORPORATION+                                                                               359,775
     216,594  EBAY INCORPORATED+                                                                                 5,919,514
      62,391  ELECTRONIC ARTS INCORPORATED+                                                                      2,772,032
      98,524  ELECTRONIC DATA SYSTEMS CORPORATION                                                                2,427,631
      25,378  EQUIFAX INCORPORATED                                                                                 853,208
      33,643  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                1,241,763
      32,121  FISERV INCORPORATED+                                                                               1,457,330
      45,542  GOOGLE INCORPORATED CLASS A+                                                                      23,974,220
      35,531  IMS HEALTH INCORPORATED                                                                              827,872
      92,473  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<                                                        795,268
      62,898  INTUIT INCORPORATED<<+                                                                             1,734,098
     102,859  JUNIPER NETWORKS INCORPORATED<<+                                                                   2,281,413
   1,569,373  MICROSOFT CORPORATION                                                                             43,173,451
      24,353  MONSTER WORLDWIDE INCORPORATED<<+                                                                    501,915
      69,337  NOVELL INCORPORATED+                                                                                 408,395
      62,759  OMNICOM GROUP INCORPORATED<<                                                                       2,816,624
     777,233  ORACLE CORPORATION+                                                                               16,321,893
      31,118  ROBERT HALF INTERNATIONAL INCORPORATED                                                               745,898
     153,184  SUN MICROSYSTEMS INCORPORATED+                                                                     1,666,636
     164,614  SYMANTEC CORPORATION<<+                                                                            3,185,281
      38,832  TOTAL SYSTEM SERVICES INCORPORATED                                                                   862,847
      69,804  UNISYS CORPORATION+                                                                                  275,726
      38,150  VERISIGN INCORPORATED<<+                                                                           1,442,070
     269,582  YAHOO! INCORPORATED                                                                                5,569,564
                                                                                                               141,503,568
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 10.16%
     302,394  ABBOTT LABORATORIES                                                                               16,017,810
      41,277  AIR PRODUCTS & CHEMICALS INCORPORATED                                                              4,080,644
     213,319  AMGEN INCORPORATED+                                                                               10,060,124
      20,863  AVERY DENNISON CORPORATION                                                                           916,512
      83,619  AVON PRODUCTS INCORPORATED                                                                         3,011,956
      21,173  BARR PHARMACEUTICALS INCORPORATED+                                                                   954,479
      57,414  BIOGEN IDEC INCORPORATED<<+                                                                        3,208,868
     387,883  BRISTOL-MYERS SQUIBB COMPANY                                                                       7,963,238
      27,008  CLOROX COMPANY<<                                                                                   1,409,818
      99,500  COLGATE-PALMOLIVE COMPANY                                                                          6,875,450
     182,307  DOW CHEMICAL COMPANY                                                                               6,364,337
     176,484  E.I. DU PONT DE NEMOURS & COMPANY                                                                  7,569,399
      14,937  EASTMAN CHEMICAL COMPANY                                                                           1,028,562
      34,383  ECOLAB INCORPORATED                                                                                1,478,125
     193,818  ELI LILLY & COMPANY                                                                                8,946,639
      22,411  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                        1,040,991
      59,714  FOREST LABORATORIES INCORPORATED+                                                                  2,074,464
      31,173  HOSPIRA INCORPORATED<<+                                                                            1,250,349
      15,773  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      616,093
     552,198  JOHNSON & JOHNSON                                                                                 35,528,419
      48,322  KING PHARMACEUTICALS INCORPORATED+                                                                   505,931
     107,526  MONSANTO COMPANY                                                                                  13,595,587
      59,653  MYLAN LABORATORIES INCORPORATED<<                                                                    720,012
   1,325,577  PFIZER INCORPORATED<<                                                                             23,157,830
      32,153  PPG INDUSTRIES INCORPORATED<<                                                                      1,844,618
      61,352  PRAXAIR INCORPORATED                                                                               5,781,812
     598,204  PROCTER & GAMBLE COMPANY                                                                          36,376,785
      24,577  ROHM & HAAS COMPANY<<                                                                              1,141,356
     317,701  SCHERING-PLOUGH CORPORATION                                                                        6,255,533
      25,259  SIGMA-ALDRICH CORPORATION                                                                          1,360,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
     261,255  WYETH                                                                                        $    12,529,790
                                                                                                               223,665,981
                                                                                                           ---------------
COAL MINING: 0.46%
      35,812  CONSOL ENERGY INCORPORATED                                                                         4,024,194
      15,771  MASSEY ENERGY COMPANY                                                                              1,478,531
      53,200  PEABODY ENERGY CORPORATION                                                                         4,684,260
                                                                                                                10,186,985
                                                                                                           ---------------
COMMUNICATIONS: 4.15%
      77,704  AMERICAN TOWER CORPORATION CLASS A+                                                                3,282,994
   1,164,083  AT&T INCORPORATED<<                                                                               39,217,956
      20,661  CENTURYTEL INCORPORATED                                                                              735,325
      63,532  CITIZENS COMMUNICATIONS COMPANY                                                                      720,453
      97,555  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                          3,433,936
     580,166  COMCAST CORPORATION CLASS A                                                                       11,005,749
     139,200  DIRECTV GROUP INCORPORATED+                                                                        3,606,672
      28,909  EMBARQ CORPORATION                                                                                 1,366,528
      35,505  IAC/INTERACTIVECORP+                                                                                 684,536
     298,131  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                  1,171,655
     558,627  SPRINT NEXTEL CORPORATION<<                                                                        5,306,957
     558,554  VERIZON COMMUNICATIONS INCORPORATED                                                               19,772,812
      87,640  WINDSTREAM CORPORATION                                                                             1,081,478
                                                                                                                91,387,051
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 6.08%
     872,481  BANK OF AMERICA CORPORATION<<                                                                     20,826,121
     224,120  BANK OF NEW YORK MELLON CORPORATION                                                                8,478,460
     107,149  BB&T CORPORATION<<                                                                                 2,439,783
   1,066,732  CITIGROUP INCORPORATED<<                                                                          17,878,428
      29,487  COMERICA INCORPORATED<<                                                                              755,752
     112,621  FIFTH THIRD BANCORP                                                                                1,146,482
      36,598  FIRST HORIZON NATIONAL CORPORATION<<                                                                 271,923
     101,718  HUDSON CITY BANCORP INCORPORATED<<                                                                 1,696,656
      71,755  HUNTINGTON BANCSHARES INCORPORATED<<                                                                 414,026
     676,598  JPMORGAN CHASE & COMPANY                                                                          23,214,077
      95,134  KEYCORP                                                                                            1,044,571
      15,102  M&T BANK CORPORATION                                                                               1,065,295
      50,786  MARSHALL & ILSLEY CORPORATION<<                                                                      778,549
     148,977  NATIONAL CITY CORPORATION<<                                                                          710,620
      37,526  NORTHERN TRUST CORPORATION                                                                         2,573,158
      67,765  PNC FINANCIAL SERVICES GROUP<<                                                                     3,869,382
     136,141  REGIONS FINANCIAL CORPORATION<<                                                                    1,485,298
      93,873  SOVEREIGN BANCORP INCORPORATED<<                                                                     690,907
      83,593  STATE STREET CORPORATION                                                                           5,349,116
      68,981  SUNTRUST BANKS INCORPORATED<<                                                                      2,498,492
     341,047  US BANCORP                                                                                         9,511,801
     418,872  WACHOVIA CORPORATION<<                                                                             6,505,082
     207,467  WASHINGTON MUTUAL INCORPORATED<<                                                                   1,022,812
     647,118  WELLS FARGO & COMPANY<<(L)                                                                        15,369,053
     144,990  WESTERN UNION COMPANY                                                                              3,584,153
      21,074  ZIONS BANCORPORATION<<                                                                               663,620
                                                                                                               133,843,617
                                                                                                           ---------------
E-COMMERCE/SERVICES: 0.20%
      60,561  AMAZON.COM INCORPORATED+                                                                           4,440,938
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -----------------------------------------------------------                                  ---------------
EATING & DRINKING PLACES: 0.78%
      27,441  DARDEN RESTAURANTS INCORPORATED                                                              $       876,466
     222,103  MCDONALD'S CORPORATION                                                                            12,486,631
      17,174  WENDY'S INTERNATIONAL INCORPORATED                                                                   467,476
      92,823  YUM! BRANDS INCORPORATED                                                                           3,257,159
                                                                                                                17,087,732
                                                                                                           ---------------
EDUCATIONAL SERVICES: 0.05%
      27,036  APOLLO GROUP INCORPORATED CLASS A+                                                                 1,196,613
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.46%
     131,635  AES CORPORATION<<+                                                                                 2,528,708
      32,924  ALLEGHENY ENERGY INCORPORATED                                                                      1,649,822
      66,092  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                834,081
      41,044  AMEREN CORPORATION                                                                                 1,733,288
      78,688  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                       3,165,618
      64,320  CENTERPOINT ENERGY INCORPORATED                                                                    1,032,336
      44,142  CMS ENERGY CORPORATION<<                                                                             657,716
      53,420  CONSOLIDATED EDISON INCORPORATED<<                                                                 2,088,188
      34,952  CONSTELLATION ENERGY GROUP INCORPORATED                                                            2,869,559
     113,252  DOMINION RESOURCES INCORPORATED                                                                    5,378,337
      31,967  DTE ENERGY COMPANY<<                                                                               1,356,679
     247,789  DUKE ENERGY CORPORATION                                                                            4,306,573
      97,352  DYNEGY INCORPORATED CLASS A+                                                                         832,360
      63,839  EDISON INTERNATIONAL                                                                               3,280,048
     137,614  EL PASO CORPORATION                                                                                2,991,728
      37,523  ENTERGY CORPORATION                                                                                4,520,771
     128,537  EXELON CORPORATION                                                                                11,563,189
      59,729  FIRSTENERGY CORPORATION                                                                            4,917,489
      79,967  FPL GROUP INCORPORATED<<                                                                           5,244,236
      14,974  INTEGRYS ENERGY GROUP INCORPORATED                                                                   761,128
       8,844  NICOR INCORPORATED                                                                                   376,666
      53,728  NISOURCE INCORPORATED                                                                                962,806
      39,461  PEPCO HOLDINGS INCORPORATED                                                                        1,012,175
      70,001  PG&E CORPORATION                                                                                   2,778,340
      19,718  PINNACLE WEST CAPITAL CORPORATION                                                                    606,723
      73,093  PPL CORPORATION                                                                                    3,820,571
      51,203  PROGRESS ENERGY INCORPORATED                                                                       2,141,821
      99,636  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                       4,576,281
      33,954  QUESTAR CORPORATION                                                                                2,412,092
      49,052  SEMPRA ENERGY                                                                                      2,768,985
     124,021  SPECTRA ENERGY CORPORATION                                                                         3,564,364
      41,295  TECO ENERGY INCORPORATED                                                                             887,430
     150,328  THE SOUTHERN COMPANY<<                                                                             5,249,454
      96,144  WASTE MANAGEMENT INCORPORATED                                                                      3,625,571
      84,422  XCEL ENERGY INCORPORATED                                                                           1,694,350
                                                                                                                98,189,483
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.56%
     118,857  ADVANCED MICRO DEVICES INCORPORATED<<+                                                               692,936
      58,741  ALTERA CORPORATION<<                                                                               1,215,939
      56,846  ANALOG DEVICES INCORPORATED                                                                        1,805,997
      87,636  BROADCOM CORPORATION CLASS A<<+                                                                    2,391,586
      17,665  CIENA CORPORATION<<+                                                                                 409,298
   1,157,448  CISCO SYSTEMS INCORPORATED+                                                                       26,922,240
      34,096  COOPER INDUSTRIES LIMITED CLASS A                                                                  1,346,792
     152,984  EMERSON ELECTRIC COMPANY                                                                           7,565,059
   1,953,019  GENERAL ELECTRIC COMPANY                                                                          52,126,077
      11,400  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                         471,846
      40,984  JABIL CIRCUIT INCORPORATED<<                                                                         672,547
      45,033  JDS UNIPHASE CORPORATION+                                                                            511,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      33,321  KLA-TENCOR CORPORATION                                                                       $     1,356,498
      24,034  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                           2,183,970
      43,471  LINEAR TECHNOLOGY CORPORATION<<                                                                    1,415,850
     124,902  LSI LOGIC CORPORATION+                                                                               766,898
      44,624  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                            2,746,161
      36,239  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                1,106,739
     149,078  MICRON TECHNOLOGY INCORPORATED                                                                       894,468
      27,278  MOLEX INCORPORATED                                                                                   665,856
     441,890  MOTOROLA INCORPORATED                                                                              3,243,473
      42,290  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                 868,637
      67,310  NETAPP INCORPORATED+                                                                               1,457,935
      19,567  NOVELLUS SYSTEMS INCORPORATED<<+                                                                     414,625
     108,694  NVIDIA CORPORATION+                                                                                2,034,752
      25,974  QLOGIC CORPORATION<<+                                                                                378,961
     317,167  QUALCOMM INCORPORATED                                                                             14,072,700
      31,496  ROCKWELL COLLINS INCORPORATED                                                                      1,510,548
      77,870  TELLABS INCORPORATED+                                                                                362,096
     259,177  TEXAS INSTRUMENTS INCORPORATED                                                                     7,298,424
      93,664  TYCO ELECTRONICS LIMITED                                                                           3,355,044
      14,720  WHIRLPOOL CORPORATION                                                                                908,666
      54,718  XILINX INCORPORATED<<                                                                              1,381,630
                                                                                                               144,555,823
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.39%
      17,380  FLUOR CORPORATION                                                                                  3,234,070
      23,866  JACOBS ENGINEERING GROUP INCORPORATED<<+                                                           1,925,986
      39,795  MOODY'S CORPORATION<<                                                                              1,370,540
      62,841  PAYCHEX INCORPORATED                                                                               1,965,666
                                                                                                                 8,496,262
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
      19,158  BALL CORPORATION                                                                                     914,603
      30,113  FORTUNE BRANDS INCORPORATED                                                                        1,879,352
      77,850  ILLINOIS TOOL WORKS INCORPORATED                                                                   3,698,654
      11,296  SNAP-ON INCORPORATED                                                                                 587,505
                                                                                                                 7,080,114
                                                                                                           ---------------
FINANCIAL SERVICES: 0.03%
      28,707  JANUS CAPITAL GROUP INCORPORATED                                                                     759,874
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 3.91%
     139,720  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                              8,679,406
     126,170  ARCHER DANIELS MIDLAND COMPANY                                                                     4,258,238
      42,221  CAMPBELL SOUP COMPANY                                                                              1,412,715
      56,366  COCA-COLA ENTERPRISES INCORPORATED                                                                   975,132
      95,545  CONAGRA FOODS INCORPORATED                                                                         1,842,108
      38,284  CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                         760,320
      65,647  GENERAL MILLS INCORPORATED                                                                         3,989,368
      61,750  H.J. HEINZ COMPANY                                                                                 2,954,738
      22,163  HERCULES INCORPORATED                                                                                375,220
      49,731  KELLOGG COMPANY                                                                                    2,388,083
     297,052  KRAFT FOODS INCORPORATED CLASS A<<                                                                 8,451,129
      25,117  MCCORMICK & COMPANY INCORPORATED                                                                     895,672
      27,421  MOLSON COORS BREWING COMPANY<<                                                                     1,489,783
      26,526  PEPSI BOTTLING GROUP INCORPORATED                                                                    740,606
     310,779  PEPSICO INCORPORATED                                                                              19,762,437
     138,394  SARA LEE CORPORATION                                                                               1,695,327
     391,413  THE COCA-COLA COMPANY                                                                             20,345,648
      32,920  THE HERSHEY COMPANY<<                                                                              1,079,118

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
FOOD & KINDRED PRODUCTS (continued)
      53,574  TYSON FOODS INCORPORATED CLASS A                                                             $       800,396
      42,066  WM. WRIGLEY JR. COMPANY                                                                            3,271,893
                                                                                                                86,167,337
                                                                                                           ---------------
FOOD STORES: 0.41%
     129,634  KROGER COMPANY                                                                                     3,742,534
      85,822  SAFEWAY INCORPORATED                                                                               2,450,218
     142,644  STARBUCKS CORPORATION+                                                                             2,245,217
      27,472  WHOLE FOODS MARKET INCORPORATED<<                                                                    650,812
                                                                                                                 9,088,781
                                                                                                           ---------------
FORESTRY: 0.10%
      41,393  WEYERHAEUSER COMPANY                                                                               2,116,838
                                                                                                           ---------------
FURNITURE & FIXTURES: 0.12%
      32,590  LEGGETT & PLATT INCORPORATED                                                                         546,534
      70,871  MASCO CORPORATION<<                                                                                1,114,801
      54,255  NEWELL RUBBERMAID INCORPORATED                                                                       910,941
                                                                                                                 2,572,276
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 1.84%
      15,994  BIG LOTS INCORPORATED<<+                                                                             499,653
      27,372  FAMILY DOLLAR STORES INCORPORATED                                                                    545,798
      43,506  JCPENNEY COMPANY INCORPORATED                                                                      1,578,833
      82,388  MACY'S INCORPORATED<<                                                                              1,599,975
      13,709  SEARS HOLDINGS CORPORATION<<+                                                                      1,009,805
     152,539  TARGET CORPORATION                                                                                 7,091,538
      83,216  TJX COMPANIES INCORPORATED<<                                                                       2,618,808
     455,914  WAL-MART STORES INCORPORATED                                                                      25,622,367
                                                                                                                40,566,777
                                                                                                           ---------------
HEALTH SERVICES: 0.28%
      69,923  CARDINAL HEALTH INCORPORATED                                                                       3,606,628
      21,808  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                        1,518,491
      93,880  TENET HEALTHCARE CORPORATION<<+                                                                      521,973
      20,464  WATSON PHARMACEUTICALS INCORPORATED+                                                                 556,007
                                                                                                                 6,203,099
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.17%
      17,584  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                    598,921
      15,082  AVALONBAY COMMUNITIES INCORPORATED                                                                 1,344,711
      23,454  BOSTON PROPERTIES INCORPORATED<<                                                                   2,116,020
      23,470  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                            814,644
      53,002  EQUITY RESIDENTIAL<<                                                                               2,028,387
      52,412  GENERAL GROWTH PROPERTIES INCORPORATED<<                                                           1,835,992
      46,025  HCP INCORPORATED<<                                                                                 1,464,055
     102,325  HOST HOTELS & RESORTS INCORPORATED                                                                 1,396,736
      49,711  KIMCO REALTY CORPORATION                                                                           1,716,024
      33,527  PLUM CREEK TIMBER COMPANY<<                                                                        1,431,938
      51,366  PROLOGIS                                                                                           2,791,742
      24,194  PUBLIC STORAGE INCORPORATED                                                                        1,954,633
      44,038  SIMON PROPERTY GROUP INCORPORATED<<                                                                3,958,576
      26,484  VORNADO REALTY TRUST<<                                                                             2,330,592
                                                                                                                25,782,971
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
      50,733  BED BATH & BEYOND INCORPORATED+                                                              $     1,425,597
      67,777  BEST BUY COMPANY INCORPORATED<<                                                                    2,683,969
                                                                                                                 4,109,566
                                                                                                           ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.16%
      58,882  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                        1,545,064
      36,580  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                 1,465,761
      34,657  WYNDHAM WORLDWIDE CORPORATION                                                                        620,707
                                                                                                                 3,631,532
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.61%
     137,998  3M COMPANY                                                                                         9,603,281
     172,745  APPLE INCORPORATED+                                                                               28,924,423
     265,586  APPLIED MATERIALS INCORPORATED                                                                     5,070,037
      60,353  BAKER HUGHES INCORPORATED                                                                          5,271,231
      11,978  BLACK & DECKER CORPORATION<<                                                                         688,855
      42,453  CAMERON INTERNATIONAL CORPORATION<<+                                                               2,349,774
     120,458  CATERPILLAR INCORPORATED<<                                                                         8,892,210
      39,798  CUMMINS INCORPORATED                                                                               2,607,565
      84,440  DEERE & COMPANY                                                                                    6,090,657
     395,985  DELL INCORPORATED+                                                                                 8,664,152
      37,106  DOVER CORPORATION                                                                                  1,794,817
      32,251  EATON CORPORATION                                                                                  2,740,367
     405,055  EMC CORPORATION                                                                                    5,950,258
      31,685  GAMESTOP CORPORATION CLASS A+                                                                      1,280,074
     483,227  HEWLETT-PACKARD COMPANY                                                                           21,363,466
      62,269  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                             2,330,729
   1,122,348  INTEL CORPORATION                                                                                 24,108,035
     269,120  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       31,898,794
      18,653  LEXMARK INTERNATIONAL INCORPORATED+                                                                  623,570
      25,474  MANITOWOC COMPANY INCORPORATED                                                                       828,669
      81,349  NATIONAL OILWELL VARCO INCORPORATED+                                                               7,217,283
      23,488  PALL CORPORATION                                                                                     932,004
      32,865  PARKER HANNIFIN CORPORATION<<                                                                      2,343,932
      40,672  PITNEY BOWES INCORPORATED                                                                          1,386,915
      44,035  SANDISK CORPORATION<<+                                                                               823,455
      39,363  SMITH INTERNATIONAL INCORPORATED                                                                   3,272,640
      15,358  STANLEY WORKS                                                                                        688,499
      35,210  TERADATA CORPORATION+                                                                                814,759
      19,652  TEREX CORPORATION                                                                                  1,009,523
                                                                                                               189,569,974
                                                                                                           ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.37%
      58,532  AON CORPORATION                                                                                    2,688,960
      33,155  HUMANA INCORPORATED+                                                                               1,318,574
     100,239  MARSH & MCLENNAN COMPANIES INCORPORATED                                                            2,661,345
      67,864  UNUMPROVIDENT CORPORATION                                                                          1,387,819
                                                                                                                 8,056,698
                                                                                                           ---------------
INSURANCE CARRIERS: 4.05%
      65,230  ACE LIMITED                                                                                        3,593,521
      94,992  AETNA INCORPORATED                                                                                 3,850,026
      93,138  AFLAC INCORPORATED                                                                                 5,849,066
     107,918  ALLSTATE CORPORATION                                                                               4,919,982
     526,839  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                         13,940,160
      18,764  ASSURANT INCORPORATED                                                                              1,237,673
      71,613  CHUBB CORPORATION                                                                                  3,509,753
      55,022  CIGNA CORPORATION                                                                                  1,947,229

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
INSURANCE CARRIERS (continued)
      31,970  CINCINNATI FINANCIAL CORPORATION                                                             $       812,038
      84,816  GENWORTH FINANCIAL INCORPORATED                                                                    1,510,573
      61,664  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     3,981,644
      34,653  LEUCADIA NATIONAL CORPORATION                                                                      1,626,612
      50,808  LINCOLN NATIONAL CORPORATION                                                                       2,302,619
      70,942  LOEWS CORPORATION                                                                                  3,327,180
      41,588  MBIA INCORPORATED<<                                                                                  182,571
     139,177  METLIFE INCORPORATED                                                                               7,344,370
      24,505  MGIC INVESTMENT CORPORATION<<                                                                        149,726
      50,728  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                           2,129,054
      85,430  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                5,103,588
      17,616  SAFECO CORPORATION                                                                                 1,183,091
     132,751  THE PROGRESSIVE CORPORATION<<                                                                      2,485,099
     118,485  THE TRAVELERS COMPANIES INCORPORATED                                                               5,142,249
      17,596  TORCHMARK CORPORATION                                                                              1,032,005
     240,753  UNITEDHEALTH GROUP INCORPORATED                                                                    6,319,766
     103,099  WELLPOINT INCORPORATED+                                                                            4,913,698
      35,081  XL CAPITAL LIMITED CLASS A<<                                                                         721,265
                                                                                                                89,114,558
                                                                                                           ---------------
LEATHER & LEATHER PRODUCTS: 0.09%
      66,874  COACH INCORPORATED+                                                                                1,931,321
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.67%
      70,559  AGILENT TECHNOLOGIES INCORPORATED<<+                                                               2,507,667
      33,048  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                       1,106,447
      47,822  BECTON DICKINSON & COMPANY                                                                         3,887,929
     263,860  BOSTON SCIENTIFIC CORPORATION<<+                                                                   3,242,843
      19,452  C.R. BARD INCORPORATED<<                                                                           1,710,803
      97,886  COVIDIEN LIMITED                                                                                   4,687,761
      49,914  DANAHER CORPORATION                                                                                3,858,352
      56,472  EASTMAN KODAK COMPANY<<                                                                              814,891
      10,794  MILLIPORE CORPORATION<<+                                                                             732,481
      23,198  PERKINELMER INCORPORATED                                                                             646,064
      30,921  QUEST DIAGNOSTICS INCORPORATED                                                                     1,498,741
      82,883  RAYTHEON COMPANY                                                                                   4,664,655
      28,752  ROCKWELL AUTOMATION INCORPORATED                                                                   1,257,325
      33,619  TERADYNE INCORPORATED+                                                                               372,162
      81,944  THERMO FISHER SCIENTIFIC INCORPORATED+                                                             4,566,739
      19,614  WATERS CORPORATION+                                                                                1,265,103
                                                                                                                36,819,963
                                                                                                           ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.79%
       7,583  INTUITIVE SURGICAL INCORPORATED+                                                                   2,042,860
     220,046  MEDTRONIC INCORPORATED                                                                            11,387,381
      66,396  ST. JUDE MEDICAL INCORPORATED+                                                                     2,714,268
      24,614  VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                             1,276,236
                                                                                                                17,420,745
                                                                                                           ---------------
MEDICAL MANAGEMENT SERVICES: 0.39%
      29,717  COVENTRY HEALTH CARE INCORPORATED+                                                                   903,991
      49,209  EXPRESS SCRIPTS INCORPORATED+                                                                      3,086,388
      99,274  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                               4,685,733
                                                                                                                 8,676,112
                                                                                                           ---------------
MEDICAL PRODUCTS: 1.49%
      60,254  ALLERGAN INCORPORATED                                                                              3,136,221
     122,929  BAXTER INTERNATIONAL INCORPORATED                                                                  7,860,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MEDICAL PRODUCTS (continued)
     420,592  MERCK & COMPANY INCORPORATED                                                                 $    15,852,112
      46,798  STRYKER CORPORATION                                                                                2,942,658
      45,358  ZIMMER HOLDINGS INCORPORATED+                                                                      3,086,612
                                                                                                                32,877,683
                                                                                                           ---------------
METAL MINING: 0.61%
      75,088  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                              8,799,563
      88,962  NEWMONT MINING CORPORATION<<                                                                       4,640,258
                                                                                                                13,439,821
                                                                                                           ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      21,443  VULCAN MATERIALS COMPANY<<                                                                         1,281,863
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.32%
      27,164  HASBRO INCORPORATED<<                                                                                970,298
      70,914  MATTEL INCORPORATED                                                                                1,214,048
      24,683  TIFFANY & COMPANY                                                                                  1,005,832
      94,490  TYCO INTERNATIONAL LIMITED                                                                         3,783,380
                                                                                                                 6,973,558
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 1.26%
      84,892  COSTCO WHOLESALE CORPORATION                                                                       5,954,325
     280,073  CVS CAREMARK CORPORATION                                                                          11,082,489
      11,210  DILLARD'S INCORPORATED CLASS A                                                                       129,700
      53,512  OFFICE DEPOT INCORPORATED+                                                                           585,421
      25,706  RADIOSHACK CORPORATION                                                                               315,413
     137,574  STAPLES INCORPORATED<<                                                                             3,267,383
     194,070  WALGREEN COMPANY                                                                                   6,309,216
                                                                                                                27,643,947
                                                                                                           ---------------
MOTION PICTURES: 1.31%
     451,245  NEWS CORPORATION CLASS A                                                                           6,786,725
     701,141  TIME WARNER INCORPORATED                                                                          10,376,887
     373,302  WALT DISNEY COMPANY<<                                                                             11,647,022
                                                                                                                28,810,634
                                                                                                           ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.78%
      60,754  FEDEX CORPORATION<<                                                                                4,786,808
     200,027  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                        12,295,660
                                                                                                                17,082,468
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.01%
      39,755  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                944,976
     226,980  AMERICAN EXPRESS COMPANY                                                                           8,550,337
      73,515  CAPITAL ONE FINANCIAL CORPORATION<<                                                                2,794,305
      55,376  CIT GROUP INCORPORATED                                                                               377,111
     114,300  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                  485,775
      93,918  DISCOVER FINANCIAL SERVICES<<                                                                      1,236,900
     208,543  FANNIE MAE                                                                                         4,068,674
     126,719  FREDDIE MAC                                                                                        2,078,192
      91,472  SLM CORPORATION<<+                                                                                 1,769,983
                                                                                                                22,306,253
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
OFFICE EQUIPMENT: 0.11%
     176,175  XEROX CORPORATION                                                                            $     2,388,933
                                                                                                           ---------------
OIL & GAS EXTRACTION: 5.99%
      91,724  ANADARKO PETROLEUM CORPORATION                                                                     6,864,624
      65,363  APACHE CORPORATION                                                                                 9,085,457
      57,581  BJ SERVICES COMPANY                                                                                1,839,137
      19,156  CABOT OIL & GAS CORPORATION                                                                        1,297,436
      94,237  CHESAPEAKE ENERGY CORPORATION                                                                      6,215,873
      87,421  DEVON ENERGY CORPORATION                                                                          10,504,507
      28,283  ENSCO INTERNATIONAL INCORPORATED<<                                                                 2,283,569
      48,653  EOG RESOURCES INCORPORATED<<                                                                       6,383,274
     170,933  HALLIBURTON COMPANY                                                                                9,071,414
      55,160  NABORS INDUSTRIES LIMITED+                                                                         2,715,527
      52,661  NOBLE CORPORATION<<                                                                                3,420,859
      33,743  NOBLE ENERGY INCORPORATED                                                                          3,393,196
     160,814  OCCIDENTAL PETROLEUM CORPORATION                                                                  14,450,746
      30,275  RANGE RESOURCES CORPORATION                                                                        1,984,224
      22,064  ROWAN COMPANIES INCORPORATED                                                                       1,031,492
     233,774  SCHLUMBERGER LIMITED                                                                              25,114,341
      67,004  SOUTHWESTERN ENERGY COMPANY+                                                                       3,190,060
      62,480  TRANSOCEAN INCORPORATED+                                                                           9,521,386
     133,158  WEATHERFORD INTERNATIONAL LIMITED+                                                                 6,603,305
     100,070  XTO ENERGY INCORPORATED                                                                            6,855,796
                                                                                                               131,826,223
                                                                                                           ---------------
PAPER & ALLIED PRODUCTS: 0.17%
      19,525  BEMIS COMPANY INCORPORATED                                                                           437,751
      83,789  INTERNATIONAL PAPER COMPANY                                                                        1,952,284
      34,039  MEADWESTVACO CORPORATION                                                                             811,490
      25,626  PACTIV CORPORATION+                                                                                  544,040
                                                                                                                 3,745,565
                                                                                                           ---------------
PERSONAL SERVICES: 0.09%
      25,596  CINTAS CORPORATION                                                                                   678,550
      63,753  H & R BLOCK INCORPORATED                                                                           1,364,314
                                                                                                                 2,042,864
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.35%
      10,974  ASHLAND INCORPORATED                                                                                 528,947
     405,281  CHEVRON CORPORATION                                                                               40,175,506
     302,228  CONOCOPHILLIPS                                                                                    28,527,301
   1,035,290  EXXON MOBIL CORPORATION                                                                           91,240,108
      55,054  HESS CORPORATION                                                                                   6,947,264
     138,714  MARATHON OIL CORPORATION                                                                           7,195,095
      37,224  MURPHY OIL CORPORATION<<                                                                           3,649,813
      22,896  SUNOCO INCORPORATED                                                                                  931,638
      26,986  TESORO PETROLEUM CORPORATION<<                                                                       533,513
     103,555  VALERO ENERGY CORPORATION                                                                          4,264,395
                                                                                                               183,993,580
                                                                                                           ---------------
PIPELINES: 0.21%
     114,509  THE WILLIAMS COMPANIES INCORPORATED                                                                4,615,858
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 0.91%
      21,890  AK STEEL HOLDING CORPORATION                                                                       1,510,410
     159,707  ALCOA INCORPORATED                                                                                 5,688,763
      19,810  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                1,174,337

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
PRIMARY METAL INDUSTRIES (continued)
      61,439  NUCOR CORPORATION                                                                            $     4,587,650
      27,294  PRECISION CASTPARTS CORPORATION                                                                    2,630,323
      19,153  TITANIUM METALS CORPORATION<<                                                                        267,950
      23,064  UNITED STATES STEEL CORPORATION                                                                    4,261,766
                                                                                                                20,121,199
                                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.60%
     133,439  CBS CORPORATION CLASS B                                                                            2,600,726
      17,587  E.W. SCRIPPS COMPANY CLASS A<<                                                                       730,564
      44,808  GANNETT COMPANY INCORPORATED<<                                                                       970,989
      62,955  MCGRAW-HILL COMPANIES INCORPORATED<<                                                               2,525,755
       7,252  MEREDITH CORPORATION<<                                                                               205,159
      28,171  NEW YORK TIMES COMPANY CLASS A<<                                                                     433,552
      41,598  RR DONNELLEY & SONS COMPANY                                                                        1,235,045
     123,985  VIACOM INCORPORATED CLASS B<<+                                                                     3,786,502
       1,138  WASHINGTON POST COMPANY CLASS B                                                                      667,892
                                                                                                                13,156,184
                                                                                                           ---------------
RAILROAD TRANSPORTATION: 1.04%
      57,447  BURLINGTON NORTHERN SANTA FE CORPORATION                                                           5,738,381
      79,334  CSX CORPORATION                                                                                    4,982,969
      73,625  NORFOLK SOUTHERN CORPORATION                                                                       4,614,079
     101,251  UNION PACIFIC CORPORATION                                                                          7,644,451
                                                                                                                22,979,880
                                                                                                           ---------------
REAL ESTATE: 0.03%
      34,066  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                       654,067
                                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.07%
      31,378  SEALED AIR CORPORATION                                                                               596,496
      47,136  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                  840,435
                                                                                                                 1,436,931
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.35%
      43,528  AMERIPRISE FINANCIAL INCORPORATED                                                                  1,770,284
     181,955  CHARLES SCHWAB CORPORATION                                                                         3,737,356
      10,681  CME GROUP INCORPORATED                                                                             4,092,852
      92,692  E*TRADE FINANCIAL CORPORATION<<+                                                                     291,053
      16,979  FEDERATED INVESTORS INCORPORATED CLASS B                                                             584,417
      30,567  FRANKLIN RESOURCES INCORPORATED                                                                    2,801,466
      77,240  GOLDMAN SACHS GROUP INCORPORATED                                                                  13,509,276
      13,827  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                            1,576,278
      27,652  LEGG MASON INCORPORATED                                                                            1,204,798
     136,501  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                            2,704,085
     193,066  MERRILL LYNCH & COMPANY INCORPORATED<<                                                             6,122,123
     216,937  MORGAN STANLEY<<                                                                                   7,824,918
      51,924  NYSE EURONEXT INCORPORATED                                                                         2,630,470
      50,885  T. ROWE PRICE GROUP INCORPORATED                                                                   2,873,476
                                                                                                                51,722,852
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
     308,587  CORNING INCORPORATED                                                                               7,112,930
                                                                                                           ---------------
TOBACCO PRODUCTS: 1.56%
     410,365  ALTRIA GROUP INCORPORATED                                                                          8,437,104
      34,078  LORILLARD INCORPORATED+                                                                            2,356,834

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
TOBACCO PRODUCTS (continued)
     413,300  PHILIP MORRIS INTERNATIONAL                                                                  $    20,412,887
      33,561  REYNOLDS AMERICAN INCORPORATED                                                                     1,566,292
      28,967  UST INCORPORATED                                                                                   1,581,888
                                                                                                                34,355,005
                                                                                                           ---------------
TRANSPORTATION BY AIR: 0.08%
     143,381  SOUTHWEST AIRLINES COMPANY<<                                                                       1,869,688
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 2.94%
     147,240  BOEING COMPANY                                                                                     9,676,613
     439,299  FORD MOTOR COMPANY<<+                                                                              2,113,028
      78,080  GENERAL DYNAMICS CORPORATION                                                                       6,574,336
     110,932  GENERAL MOTORS CORPORATION<<                                                                       1,275,718
      32,098  GENUINE PARTS COMPANY                                                                              1,273,649
      24,507  GOODRICH CORPORATION                                                                               1,163,102
      46,350  HARLEY-DAVIDSON INCORPORATED                                                                       1,680,651
     145,294  HONEYWELL INTERNATIONAL INCORPORATED<<                                                             7,305,382
      35,599  ITT CORPORATION                                                                                    2,254,485
     116,274  JOHNSON CONTROLS INCORPORATED                                                                      3,334,738
      66,185  LOCKHEED MARTIN CORPORATION                                                                        6,529,812
      67,022  NORTHROP GRUMMAN CORPORATION                                                                       4,483,772
      71,547  PACCAR INCORPORATED                                                                                2,992,811
      48,836  TEXTRON INCORPORATED                                                                               2,340,709
     190,690  UNITED TECHNOLOGIES CORPORATION                                                                   11,765,573
                                                                                                                64,764,379
                                                                                                           ---------------
TRANSPORTATION SERVICES: 0.16%
      33,440  C.H. ROBINSON WORLDWIDE INCORPORATED                                                               1,833,850
      41,792  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                1,797,056
                                                                                                                 3,630,906
                                                                                                           ---------------
TRAVEL & RECREATION: 0.16%
      85,581  CARNIVAL CORPORATION<<                                                                             2,820,750
      40,944  EXPEDIA INCORPORATED+                                                                                752,551
                                                                                                                 3,573,301
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.68%
      31,549  AMERISOURCEBERGEN CORPORATION                                                                      1,261,645
      16,526  BROWN-FORMAN CORPORATION CLASS B<<                                                                 1,248,870
      29,771  DEAN FOODS COMPANY<<+                                                                                584,107
      54,330  MCKESSON CORPORATION                                                                               3,037,590
      74,337  NIKE INCORPORATED CLASS B<<                                                                        4,431,229
      41,594  SUPERVALU INCORPORATED                                                                             1,284,839
     117,689  SYSCO CORPORATION                                                                                  3,237,624
                                                                                                                15,085,904
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.30%
      81,988  KIMBERLY-CLARK CORPORATION                                                                         4,901,242
      25,344  PATTERSON COMPANIES INCORPORATED+                                                                    744,854
      12,742  W.W. GRAINGER INCORPORATED                                                                         1,042,290
                                                                                                           ---------------
                                                                                                                 6,688,386
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $1,946,984,360)                                                                    2,188,702,048
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
RIGHTS: 0.00%
      32,300  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                             $             0
TOTAL RIGHTS (COST $0)                                                                                                   0
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 10.33%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.97%
   4,784,010  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                           4,784,010
   5,498,042  DAILY ASSETS FUND INSTITUTIONAL                                                                    5,498,042
   5,498,042  DREYFUS CASH MANAGEMENT FUND                                                                       5,498,042
   5,498,042  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    5,498,042

                                                                                                                21,278,136
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.36%
$  1,785,078  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008         1,784,179
   1,071,047  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,071,114)              2.25        07/01/2008         1,071,047
  39,985,758  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $39,988,701)             2.65        07/01/2008        39,985,758
   1,785,078  BANK OF IRELAND+/-++                                                2.67        10/14/2008         1,784,372
   4,141,382  BANK OF IRELAND+/-++                                                3.30        07/01/2008         4,141,382
   5,783,654  BANK OF IRELAND+/-++                                                3.75        07/01/2008         5,783,654
   4,998,220  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $4,998,532)              2.25        07/01/2008         4,998,220
   2,142,094  BEAGLE FUNDING LLC++                                                2.50        07/01/2008         2,142,094
   3,787,512  CHEYNE FINANCE LLC+/-++(A)####(I)                                   6.40        02/25/2008         2,727,009
   2,912,901  CHEYNE FINANCE LLC+/-++(A)####(I)                                   6.48        05/19/2008         2,097,289
  42,841,883  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $42,844,977)             2.60        07/01/2008        42,841,883
   6,426,282  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES
              (MATURITY VALUE $6,426,818)                                         3.00        07/01/2008         6,426,282
  24,991,099  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $24,992,973)             2.70        07/01/2008        24,991,099
   1,071,047  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008         1,071,047
     967,013  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $967,077)                                           2.40        07/01/2008           967,013
   4,641,204  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008         4,641,204
   6,569,089  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $6,569,655)                 3.10        07/01/2008         6,569,089
  11,067,487  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $11,068,332)             2.75        07/01/2008        11,067,487
   6,426,282  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $6,426,835)                 3.10        07/01/2008         6,426,282
   3,570,157  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008         3,562,417
   5,355,235  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008         5,348,341
     330,240  MORGAN STANLEY+/-                                                   2.60        10/15/2008           329,991
   3,570,157  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008         3,559,686
     714,031  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           713,971
   2,927,529  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008         2,926,065
   2,213,497  STANFIELD VICTORIA FUNDING LLC+/-++(A)####(I)                       5.73        04/03/2008         1,815,068
   3,570,157  STANFIELD VICTORIA FUNDING LLC+/-++(A)####(I)                       5.95        02/15/2008         2,927,529
     928,241  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           927,777
   1,785,078  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008         1,784,958
   1,785,078  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008         1,784,480
   1,785,078  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008         1,784,509
   1,785,078  VICTORIA FINANCE LLC+/-++(A)####(I)                                 2.55        08/07/2008         1,463,764
   3,070,335  VICTORIA FINANCE LLC+/-++(A)####(I)                                 2.83        07/28/2008         2,517,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INDEX PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  3,570,157  WHITE PINE FINANCE LLC+/-++(A)####(I)                               5.43%       02/22/2008   $     3,273,831
                                                                                                               206,236,452
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $233,034,162)                                                    227,514,588
                                                                                                           ---------------

SHARES
------
SHORT-TERM INVESTMENTS: 0.82%
  16,868,680  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      16,868,680
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
---------                                                                    -------------  -------------
US TREASURY BILLS: 0.05%
   1,135,000  US TREASURY BILL###                                                 2.06%       08/07/3008         1,132,937
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,001,300)                                                                 18,001,617
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,198,019,822)*                                          110.52%                                 $ 2,434,218,253
OTHER ASSETS AND LIABILITIES, NET                                  (10.52)                                    (231,779,694)
                                                                   ------                                  ---------------
TOTAL NET ASSETS                                                   100.00%                                 $ 2,202,438,559
                                                                   ------                                  ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,512,969.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,868,680.

(I)  ILLIQUID SECURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 96.40%
AUSTRALIA: 6.00%
      12,166  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)              $       509,672
      46,079  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             1,294,292
      18,261  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                      112,213
      45,419  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                     975,320
      15,640  RIO TINTO LIMITED (METAL MINING)                                                                   2,031,597
      59,190  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                              1,217,130
                                                                                                                 6,140,224
                                                                                                           ---------------
BELGIUM: 0.13%
       1,936  DELHAIZE GROUP (FOOD STORES)                                                                         130,308
                                                                                                           ---------------
CANADA: 0.76%
      16,156  TECK COMINCO INCORPORATED LIMITED (METAL MINING)                                                     779,043
                                                                                                           ---------------
CHINA: 0.59%
     470,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                    608,804
                                                                                                           ---------------
FINLAND: 2.66%
      23,670  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,202,245
      62,191  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,516,734
                                                                                                                 2,718,979
                                                                                                           ---------------
FRANCE: 12.69%
       5,550  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    1,281,636
      36,900  AXA SA (INSURANCE CARRIERS)                                                                        1,095,717
      10,700  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                               710,256
       8,713  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)            626,100
       9,932  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                            1,041,145
       8,450  PPR SA (APPAREL & ACCESSORY STORES)                                                                  940,604
      16,260  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                    1,086,236
      13,800  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             939,497
       7,617  TECHNIP SA (OIL & GAS EXTRACTION)                                                                    705,047
      26,350  TOTAL SA (OIL & GAS EXTRACTION)                                                                    2,248,591
       2,870  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                           1,007,261
      34,669  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                              1,315,494
                                                                                                                12,997,584
                                                                                                           ---------------
GERMANY: 8.61%
       6,500  ALLIANZ SE (INSURANCE CARRIERS)                                                                    1,145,181
      30,760  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                             357,415
      13,080  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         1,100,949
      10,500  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                649,369
       9,600  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           829,046
     132,180  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                               2,164,361
       6,940  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,400,260
      19,592  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                    692,201
      21,900  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                             475,832
                                                                                                                 8,814,614
                                                                                                           ---------------
GREECE: 0.92%
      31,324  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              946,911
                                                                                                           ---------------
HONG KONG: 3.79%
     156,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                  847,299
      48,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                           646,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HONG KONG (continued)
      61,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                            $       826,599
     206,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                           660,489
         940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                         12,755
     153,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                      883,004
                                                                                                                 3,877,143
                                                                                                           ---------------
ITALY: 2.33%
      40,585  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,514,413
     142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                    872,199
                                                                                                                 2,386,612
                                                                                                           ---------------
JAPAN: 21.01%
      76,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                   525,347
         159  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                             1,295,239
      14,200  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                         1,386,768
      40,100  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                                                1,123,487
      29,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                    476,301
         119  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                1,501,719
      24,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        629,467
      31,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                         1,025,098
      95,900  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                849,855
      24,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             530,018
      47,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                       1,004,756
      25,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                         1,177,191
      17,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                                                                  330,602
      16,900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                  1,125,234
      38,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       657,400
      94,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         1,402,864
      54,800  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)         1,285,040
      19,600  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   1,214,559
      25,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                1,291,708
      33,100  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,561,718
      59,600  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                            1,115,272
                                                                                                                21,509,643
                                                                                                           ---------------
LUXEMBOURG: 1.50%
      15,525  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                           1,535,047
                                                                                                           ---------------
NETHERLANDS: 5.55%
      33,477  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                   824,881
      19,300  HEINEKEN NV (EATING & DRINKING PLACES)                                                               985,147
      32,000  ING GROEP NV (FINANCIAL SERVICES)                                                                  1,020,499
      66,700  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                              1,893,442
      41,100  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         960,299
                                                                                                                 5,684,268
                                                                                                           ---------------
RUSSIA: 2.22%
      13,100  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                   759,800
      15,357  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                  1,514,200
                                                                                                                 2,274,000
                                                                                                           ---------------
SINGAPORE: 0.95%
     232,000  CAPITALAND LIMITED (REAL ESTATE)                                                                     971,960
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SPAIN: 2.45%
      28,059  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   $       729,815
      67,000  TELEFONICA SA (COMMUNICATIONS)                                                                     1,780,647
                                                                                                                 2,510,462
                                                                                                           ---------------
SWEDEN: 0.45%
      44,300  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             461,945
                                                                                                           ---------------
SWITZERLAND: 6.38%
      20,100  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             922,804
      16,200  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,312,271
      23,000  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                1,039,283
      11,400  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                   2,053,350
       4,700  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                  1,203,123
                                                                                                                 6,530,831
                                                                                                           ---------------
TAIWAN: 1.04%
      98,039  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                            1,069,605
                                                                                                           ---------------
UNITED KINGDOM: 16.37%
     101,600  AVIVA PLC (INSURANCE CARRIERS)                                                                     1,013,875
      98,670  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                              869,664
      99,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               574,813
      21,640  BHP BILLITON PLC (COAL MINING)                                                                       827,583
     175,518  BP PLC (OIL & GAS EXTRACTION)                                                                      2,039,057
     111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                      1,049,202
      52,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                  1,173,411
     567,460  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                     1,132,546
      76,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                         1,010,898
      15,792  RIO TINTO PLC (METAL MINING)                                                                       1,890,133
      96,785  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                           658,342
  10,976,358  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                21,863
      39,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                               1,623,115
      48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                         1,056,257
     613,786  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                1,823,446
                                                                                                                16,764,205
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $94,115,273)                                                                          98,712,188
                                                                                                           ---------------

                                                                                          EXPIRATION DATE
                                                                                          ---------------
RIGHTS: 0.00%
      21,214  BARCLAYS PLC RIGHTS+
                                                                                             07/14/2008              4,226
TOTAL RIGHTS (COST $0)                                                                                               4,226
                                                                                                           ---------------
SHORT-TERM INVESTMENTS: 3.51%
   3,595,159  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       3,595,159
TOTAL SHORT-TERM INVESTMENTS (COST $3,595,159)                                                                   3,595,159
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $97,710,432)*                                                   99.91%                               $   102,311,573
OTHER ASSETS AND LIABILITIES, NET                                      0.09                                         92,204
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   102,403,777
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,595,159.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 95.97%
AUSTRALIA: 0.04%
     133,835  BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER
                 INVESTMENT OFFICES)<<                                                                     $        87,245
                                                                                                           ---------------
BELGIUM: 0.68%
      10,676  DELHAIZE GROUP (FOOD STORES)                                                                         718,580
      14,338  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS,
                 EXCEPT FUELS)                                                                                     708,841
                                                                                                                 1,427,421
                                                                                                           ---------------
BRAZIL: 2.52%
      44,329  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                         2,568,866
      83,335  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   1,539,756
     184,581  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                         1,173,935
                                                                                                                 5,282,557
                                                                                                           ---------------
CANADA: 2.06%
      65,367  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                         4,323,373
                                                                                                           ---------------
CHINA: 2.74%
   2,779,500  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)<<                                             2,238,643
     239,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            836,795
   1,772,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)
                 (OIL COMPANIES)                                                                                 1,659,651
   2,055,543  SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL &
                 COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                      1,007,044
                                                                                                                 5,742,133
                                                                                                           ---------------
FINLAND: 3.53%
     145,834  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                     7,407,193
                                                                                                           ---------------
FRANCE: 11.80%
      16,234  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)<<                                                                           3,748,844
      53,238  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                             3,533,889
      57,562  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                       5,468,544
      36,164  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                            3,790,974
      38,190  TECHNIP SA (OIL & GAS EXTRACTION)                                                                  3,534,953
      76,538  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                         4,699,723
                                                                                                                24,776,927
                                                                                                           ---------------
GERMANY: 13.92%
      11,278  ALLIANZ AG (INSURANCE CARRIERS)                                                                    1,986,976
      72,606  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                6,111,277
      52,217  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                              3,229,341
      14,840  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        2,994,215
      35,321  FRAPORT AG (TRANSPORTATION SERVICES)<<                                                             2,396,850
      31,093  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                       4,371,642
      20,383  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,574,752
      26,611  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                     5,562,358
                                                                                                                29,227,411
                                                                                                           ---------------
HONG KONG: 6.43%
     477,600  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                2,594,038
     293,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG)
                 LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                            1,135,277
   1,225,200  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                             1,697,029
     447,907  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                4,515,116
     535,329  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                           1,397,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HONG KONG (continued)
     159,200  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                $     2,160,167
                                                                                                                13,498,779
                                                                                                           ---------------
INDIA: 0.42%
      12,606  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                          575,686
      10,597  ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         304,770
                                                                                                                   880,456
                                                                                                           ---------------
ITALY: 0.66%
     240,798  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                      1,375,279
                                                                                                           ---------------
JAPAN: 12.72%
      17,300  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            889,561
      85,950  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               1,805,043
      58,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                       2,007,440
      59,000  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             2,005,839
         915  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                      3,903,517
       2,037  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                        1,578,802
      59,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                    1,350,191
     513,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS
                 MANUFACTURING INDUSTRIES)                                                                       2,447,442
     139,300  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                 INSTITUTIONS)                                                                                   1,234,462
     152,850  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                           3,375,554
      71,883  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                       1,536,699
         351  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                      1,639,554
      98,750  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                2,334,252
     103,900  TOKYU LAND CORPORATION (REAL ESTATE)                                                                 590,024
                                                                                                                26,698,380
                                                                                                           ---------------
LUXEMBOURG: 0.51%
       9,453  RTL GROUP SA (COMMUNICATIONS)                                                                      1,073,684
                                                                                                           ---------------
MEXICO: 0.48%
     195,888  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                      997,000
                                                                                                           ---------------
NETHERLANDS: 2.38%
     202,644  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING &
                 RELATED)+                                                                                       4,993,196
                                                                                                           ---------------
NORWAY: 5.17%
     372,086  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                   4,777,826
      17,664  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY
                 SERVICES)+                                                                                        457,796
     183,649  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         5,615,984
                                                                                                                10,851,606
                                                                                                           ---------------
QATAR: 0.53%
      22,388  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                     1,119,261
                                                                                                           ---------------
RUSSIA: 6.21%
     113,723  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                 6,595,934
      53,964  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                  5,299,265
      43,100  MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL
                 MINING)                                                                                         1,090,430
       3,200  NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                  47,904
                                                                                                                13,033,533
                                                                                                           ---------------
SOUTH AFRICA: 0.80%
      77,091  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         1,683,597
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SOUTH KOREA: 1.15%
      13,818  NHN CORPORATION (BUSINESS SERVICES)+                                                         $     2,410,769
                                                                                                           ---------------
SPAIN: 4.91%
      50,468  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS &
                 SANITARY SERVICES)                                                                              2,480,730
      73,963  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                     991,002
      40,697  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES) <<                                      1,874,853
     186,565  TELEFONICA SA (COMMUNICATIONS)                                                                     4,958,304
                                                                                                                10,304,889
                                                                                                           ---------------
SWEDEN: 0.42%
      27,257  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS,
                 EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                                      882,550
                                                                                                           ---------------
SWITZERLAND: 9.32%
      29,347  ADECCO SA (BUSINESS SERVICES)                                                                      1,456,505
     334,500  ANGANG NEW STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                          670,952
      17,317  COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE
                 STORES)                                                                                           964,551
      40,230  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
                 & OPERATIVE BUILDERS)                                                                           3,258,805
     135,508  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                6,123,097
       5,387  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                               1,072,601
      33,407  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                   6,017,217
                                                                                                                19,563,728
                                                                                                           ---------------
TAIWAN: 0.21%
      39,607  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR
                 (SEMICONDUCTORS)                                                                                  432,112
                                                                                                           ---------------
UNITED KINGDOM: 6.36%
      30,225  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                 RELATED SERVICES)                                                                                 676,520
     180,650  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                              2,275,890
     193,884  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                              433,685
     622,838  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                     3,855,131
     268,849  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          3,536,993
      13,652  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                263,631
     435,119  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                        2,307,551
                                                                                                                13,349,401
                                                                                                           ---------------
USA: 0.00%
              4  DR PEPPER SNAPPLE GROUP INCORPORATED (FOOD &
                  KINDRED PRODUCTS)+                                                                                    91
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $195,207,722)                                                                        201,422,571
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 3.87%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.87%
   8,116,998  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   8,116,998
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,116,998)                                                        8,116,998
                                                                                                           ---------------
SHORT-TERM INVESTMENTS: 4.25%
   8,929,606  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       8,929,606
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,929,606)                                                                   8,929,606
                                                                                                           ---------------



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
   (COST $212,254,326)*                                            104.09%                                 $   218,469,175
OTHER ASSETS AND LIABILITIES, NET                                   (4.09)                                      (8,577,637)
                                                                   ------                                  ---------------
TOTAL NET ASSETS                                                   100.00%                                 $   209,891,538
                                                                   ------                                  ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,116,998.

<<   ALL OR PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 96.88%
AUSTRALIA: 6.66%
       3,448  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                       $        47,268
       8,979  ALUMINA LIMITED (METAL MINING)                                                                        40,801
       6,963  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                              33,709
      14,911  AMP LIMITED (INSURANCE CARRIERS)                                                                      95,630
       3,014  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                          18,550
       4,651  ASCIANO GROUP (TRANSPORTATION SERVICES)                                                               15,473
       1,399  ASX LIMITED (BUSINESS SERVICES)                                                                       42,113
      15,445  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY
              INSTITUTIONS)                                                                                        277,176
       6,979  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                31,311
       1,850  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS,
              DEALERS, EXCHANGES & SERVICES) <<                                                                     13,301
       2,192  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        22,968
      26,985  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
              EXCEPT FUELS)                                                                                      1,130,486
       1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS
              MADE FROM FABRICS & SIMILAR MATERIALS)                                                                14,019
       6,078  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      66,075
      10,752  BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                                               22,986
       4,920  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                26,649
      13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                 112,664
       1,184  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                    14,824
       8,707  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                  2,045
      11,898  CENTRO RETAIL GROUP (REAL ESTATE)                                                                      3,593
      12,411  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                 22,011
       4,203  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                    28,245
         465  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      19,458
      10,611  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                             408,620
       3,756  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                             33,162
       3,458  CROWN LIMITED (REAL ESTATE)                                                                           30,797
       4,410  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            150,927
       7,480  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                             17,568
      24,162  DB RREEF TRUST (REAL ESTATE)                                                                          31,965
       9,912  FAIRFAX MEDIA LIMITED (COMMUNICATIONS) <<                                                             27,841
      10,026  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                       114,376
      15,326  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                      74,490
       9,374  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                    12,626
      17,703  GPT GROUP (REAL ESTATE) <<                                                                            37,676
       4,224  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                           12,512
         486  INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   86,192
      14,851  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                49,402
       3,720  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE
              PRODUCTS)                                                                                             15,121
       1,138  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS) <<                                                                  55,475
       2,783  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                          25,479
       2,337  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                         19,155
      16,677  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                  12,470
       6,030  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS,
              EXCHANGES & SERVICES) <<                                                                              11,908
      11,930  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                  35,340
       2,162  MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS) <<                                                 100,812
      19,456  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT
              OFFICES)                                                                                              43,272
       6,063  METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS) <<                                                    21,506
       8,453  MIRVAC GROUP (REAL ESTATE) <<                                                                         23,986
      13,128  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            333,508
       3,601  NEWCREST MINING LIMITED (METAL MINING)                                                               101,147
       6,180  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                           44,078
       2,450  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                68,803
       6,960  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                         107,556
      23,783  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
              EXCEPT FUELS) <<                                                                                      59,962
       4,439  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                       27,278
         294  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                              12,054
       7,134  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                20,791
       7,099  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                     152,443
       2,304  RIO TINTO LIMITED (METAL MINING) <<                                                                  299,284
       4,660  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                 95,824
       1,252  SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                                                   50,038

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
AUSTRALIA (continued)
       2,592  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                   $        36,154
       4,421  ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    114,898
      11,536  STOCKLAND (REAL ESTATE)                                                                               59,608
       7,462  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                      93,281
       4,175  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                            39,263
       9,046  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                20,380
      46,006  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                         187,000
       4,487  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                       25,897
       8,615  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                    34,936
       5,014  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES) <<                                       179,272
       1,153  WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS
              MANUFACTURING INDUSTRIES) <<                                                                          41,576
      13,987  WESTFIELD GROUP (PROPERTIES)                                                                         218,293
      15,144  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                290,357
       3,849  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                    249,065
       9,656  WOOLWORTHS LIMITED (FOOD STORES)                                                                     226,328
       1,225  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                             44,461
                                                                                                                 6,787,568
                                                                                                           ---------------
AUSTRIA: 0.62%
         310  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                            19,548
       1,509  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY
              INSTITUTIONS)                                                                                         93,941
       3,316  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                         29,394
       3,651  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                        37,652
       2,386  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                            26,860
       1,312  OMV AG (OIL & GAS EXTRACTION)                                                                        102,995
         431  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY
              INSTITUTIONS)                                                                                         55,081
         407  STRABAG SE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                             31,720
       2,744  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                   59,534
         631  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC,
              GAS & SANITARY SERVICES)                                                                              56,549
         915  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                                             75,129
         255  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE
              CARRIERS)                                                                                             16,838
         634  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                                                  26,622
                                                                                                                   631,863
                                                                                                           ---------------
BELGIUM: 1.00%
       1,384  BELGACOM SA (COMMUNICATIONS)                                                                          59,706
         132  COLRUYT SA (FOOD STORES)                                                                              34,878
         314  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
              OFFICES)                                                                                              23,582
         819  DELHAIZE GROUP (FOOD STORES)                                                                          55,125
       4,180  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                    66,865
      16,864  FORTIS (DEPOSITORY INSTITUTIONS)                                                                     269,765
       9,100  FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                 143
         642  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS
              FINANCIAL SERVICES)                                                                                   76,427
       1,464  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                   101,605
         248  KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
              RELATED SERVICES)                                                                                     21,671
       1,280  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                             142,139
         260  MOBISTAR SA (COMMUNICATIONS)                                                                          21,061
         470  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                               61,486
       1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                        28
         875  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                  32,382
       1,019  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                    50,377
                                                                                                                 1,017,240
                                                                                                           ---------------
BERMUDA: 0.00%
          50  INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                           83
                                                                                                           ---------------
CYPRUS: 0.01%
       1,500  PROSAFE PRODUCTION PUBLIC LIMITED (TRANSPORTATION EQUIPMENT)+                                          8,688
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
DENMARK: 0.99%
           9  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN
              HIGHWAY PASS TRANSPORTATION)                                                                 $       110,206
         912  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                               88,089
         213  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      18,572
         388  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                 24,943
       3,628  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                            104,935
       1,650  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                  39,538
         423  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                                                         46,438
         436  JYSKE BANK (BUSINESS SERVICES)                                                                        26,004
       3,652  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                               239,015
         356  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                               32,168
          50  ROCKWOOL INTERNATIONAL A/S (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                                                      6,429
         510  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                     19,435
         133  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                  20,077
         233  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                         16,479
       1,548  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                       202,626
         220  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                            14,491
                                                                                                                 1,009,445
                                                                                                           ---------------
FINLAND: 1.54%
         333  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                        11,592
       1,257  ELISA OYJ (COMMUNICATIONS)                                                                            26,381
       3,575  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                       181,581
         538  KESKO OYJ (FOOD STORES)                                                                               17,424
       1,251  KONE OYJ (BUSINESS SERVICES)                                                                          44,002
       1,057  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    48,212
       1,021  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                          30,085
      32,026  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT) <<                                                                        781,060
         830  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT) <<                                                      39,857
         800  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                    13,880
       1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       5,730
         776  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      15,468
       1,038  OUTOKUMPU OYJ (METAL MINING)                                                                          36,363
         600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                            27,452
       3,444  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        87,030
         720  SANOMAWSOY OYJ (MULTI MEDIA) <<                                                                       15,950
       4,760  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS) <<                                                           44,667
       4,207  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                             68,887
         689  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 43,306
       1,039  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                             26,141
                                                                                                                 1,565,068
                                                                                                           ---------------
FRANCE: 9.59%
       1,547  ACCOR SA (METAL MINING)                                                                              103,346
         235  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                            21,993
       1,072  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                25,722
       2,014  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                            265,935
      18,374  ALCATEL SA (COMMUNICATIONS)                                                                          111,666
         839  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                            193,746
         577  ATOS ORIGIN (BUSINESS SERVICES)                                                                       31,951
      12,462  AXA SA (INSURANCE CARRIERS)                                                                          370,050
       6,556  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             593,936
       1,928  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                               127,979
         322  BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                             19,128
       1,098  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                            64,725
       5,115  CARREFOUR SA (FOOD STORES)                                                                           289,598
         357  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                            40,470
         432  CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                       44,551
         294  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                  33,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
FRANCE (continued)
       2,248  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           $       140,655
       1,035  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING
              & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                          48,968
       1,144  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
              MISCELLANEOUS PLASTICS PRODUCTS)                                                                      82,206
       7,040  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                         143,873
         518  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT) <<                                                                                31,579
         295  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                             20,218
       1,589  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                         150,959
          41  ERAMET (METAL MINING)                                                                                 40,733
       1,569  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING,
              ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                 95,947
         202  EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                       21,589
         693  EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                              19,302
      14,724  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   433,741
       1,565  GAZ DE FRANCE (GAS DISTRIBUTION) <<                                                                  100,581
         109  GECINA SA (REAL ESTATE)                                                                               13,214
       3,467  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                              243,455
         548  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                                                     86,280
         170  ICADE (REAL ESTATE)                                                                                   19,841
         253  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS) <<                                                 18,328
         580  JCDECAUX SA (BUSINESS SERVICES)                                                                       14,784
         589  KLEPIERRE (REAL ESTATE)                                                                               29,675
       1,937  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                              210,736
       1,176  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  180,323
       1,013  LAGARDERE SCA (COMMUNICATIONS)                                                                        57,688
         763  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                            19,233
       1,957  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              205,147
         502  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                              10,891
       3,391  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                     37,640
         268  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                            28,360
           1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
              & SERVICES)                                                                                               51
       1,004  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES) <<                                          14,780
       1,303  PERNOD-RICARD (FOOD & KINDRED PRODUCTS) <<                                                           133,820
       1,211  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           65,761
         613  PPR SA (APPAREL & ACCESSORY STORES)                                                                   68,236
       1,043  PUBLICIS GROUPE (COMMUNICATIONS) <<                                                                   33,796
       1,484  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                121,731
       1,388  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                 26,923
       8,237  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      550,266
       1,764  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               190,553
       1,421  SCOR REGROUPE (INSURANCE CARRIERS)                                                                    32,575
         211  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       11,029
       4,121  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           358,740
         975  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                       16,318
         781  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                         51,301
       8,408  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                            572,412
         807  TECHNIP SA (OIL & GAS EXTRACTION)                                                                     74,698
         726  THALES SA (TRANSPORTATION BY AIR)                                                                     41,379
      17,280  TOTAL SA (OIL & GAS EXTRACTION)                                                                    1,474,598
          56  TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                                              4,779
         648  UNIBAIL (REAL ESTATE)                                                                                149,895
         577  VALEO SA (TRANSPORTATION EQUIPMENT) <<                                                                18,533
         420  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS) <<                                                          147,404
       2,985  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                             167,452
       3,360  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
              CONTRACTS) <<                                                                                        206,317
       9,391  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                356,336
         219  WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                            22,274
         340  ZODIAC SA (TRANSPORTATION BY AIR)                                                                     15,604
                                                                                                                 9,771,520
                                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
GERMANY: 8.86%
           4  A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                $        49,065
       1,619  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                       102,242
       3,620  ALLIANZ SE (INSURANCE CARRIERS)                                                                      637,777
         574  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                               6,670
       7,794  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                537,729
       6,160  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           518,490
       2,625  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                               126,262
         701  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                            51,620
         304  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                         26,483
         676  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                            24,458
       4,974  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                             147,543
       1,221  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                            125,476
       7,337  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                453,754
       4,063  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS) <<                                                        350,876
       1,599  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     180,484
       1,874  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                         40,422
       6,705  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           175,229
         652  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                        57,240
      22,856  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                 374,252
       5,095  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,028,001
         290  FRAPORT AG (TRANSPORTATION SERVICES)                                                                  19,679
         615  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           53,130
       1,507  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                           83,068
         215  FRESENIUS SE (HEALTH SERVICES)                                                                        18,611
       1,193  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                     42,150
         202  HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                             15,711
         478  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                    23,594
         198  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          28,733
       1,044  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                             39,187
       1,458  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                      58,101
         322  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          32,756
       1,599  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                 45,016
       6,137  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)+                                                                               53,433
         766  IVG IMMOBILIEN AG (REAL ESTATE)                                                                       15,100
         295  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                 170,133
       1,055  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         148,332
         838  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       93,030
         514  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                              73,069
         899  METRO AG (FOOD STORES)                                                                                57,382
       1,669  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   292,365
         696  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                107,270
         715      PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS) <<                                                        7,171
          52  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                             17,452
         487  Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                       49,487
         293  RHEINMETALL BERLIN (MACHINERY)                                                                        21,179
       3,587  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           453,105
         310  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                       31,213
         327  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                             59,928
       7,034  SAP AG (BUSINESS SERVICES)                                                                           368,345
       6,983  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                       775,327
         647  SOLARWORLD AG (ENERGY) <<                                                                             30,835
       2,869  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           180,143
       1,748  TUI AG (TRANSPORTATION BY AIR) <<                                                                     40,512
         997  UNITED INTERNET AG (COMMUNICATIONS)                                                                   19,653
       1,175  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                             339,065
         837  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                   121,279
         124  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                        25,919
                                                                                                                 9,024,536
                                                                                                           ---------------
GREECE: 0.64%
       3,009  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                               90,961

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
GREECE (continued)
       1,295  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                             $        35,273
       2,563  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                    60,933
         920  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                          12,631
       2,140  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                          53,909
       5,264  MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                       41,605
       3,934  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                 177,250
       1,780  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                             62,160
       2,592  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                             70,438
         850  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                       29,442
         490  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      19,441
                                                                                                                   654,043
                                                                                                           ---------------
HONG KONG: 2.08%
       1,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT) <<                                                                             11,321
      11,190  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                   60,777
      29,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                              78,127
      10,000  C C LAND HOLDINGS LIMITED (REAL ESTATE) <<                                                             6,220
      11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                20,964
      11,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                           148,270
       4,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                            16,929
       8,000  CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                        12,312
      16,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                   12,209
      16,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             141,358
       8,500  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           88,300
      17,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                      16,483
      20,000  GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                               8,526
       7,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                 31,107
      16,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                            51,300
       6,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     128,693
       9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              56,097
      32,220  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                          76,611
         400  HONG KONG AIRCRAFT ENGINEERG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                 SERVICES)                                                                                           6,161
       8,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                           116,964
      11,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                65,812
       5,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                       17,763
      11,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                              15,603
      17,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                           171,368
       5,469  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                       15,010
       4,932  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                25,902
       4,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                            18,468
       4,000  LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)                                        5,951
      18,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 54,853
       6,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                  8,434
      17,499  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     39,858
      26,000  MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            50,351
      11,685  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                             36,791
      19,046  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                38,789
      10,800  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          18,813
       6,000  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                              15,659
       1,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           6,002
      11,000  PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                 15,716
      32,000  PCCW LIMITED (COMMUNICATIONS)                                                                         19,371
      10,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                          23,342
      10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                9,362
      13,159  SINO LAND COMPANY (REAL ESTATE)                                                                       26,159
      11,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                        149,258
       6,500  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                             66,482
       2,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                       11,543
      10,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                            44,491

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HONG KONG (continued)
       7,000  WHEELOCK & COMPANY (REAL ESTATE)                                                             $        18,763
       1,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      19,872
         600  WING LUNG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      11,766
       4,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                     10,688
                                                                                                                 2,120,969
                                                                                                           ---------------
IRELAND: 0.62%
       7,058  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                     108,891
       6,019  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                            56,386
       7,879  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                             68,514
       4,362  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     128,427
       3,737  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                  130,031
       8,377  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                            62,362
       2,259  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       23,510
       1,042  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             30,843
         624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                     17,890
       1,045  SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)                                                      8,523
                                                                                                                   635,377
                                                                                                           ---------------
ITALY: 3.67%
       9,935  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           36,407
       3,465  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                       37,616
       8,525  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                      327,108
       2,049  ATLANTIA SPA (SOCIAL SERVICES)                                                                        62,037
         776  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                               9,316
       5,572  BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                            19,695
      15,565  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                         44,087
       3,398  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                              31,886
       5,094  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                         90,469
       1,307  BULGARI SPA (APPAREL & ACCESSORY STORES) <<                                                           13,201
      34,911  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES) <<                                                      331,994
      20,934  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    781,144
       5,647  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                   92,555
       2,368  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                              62,184
         563  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                              18,650
       2,505  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                         16,289
      62,102  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                            354,686
       7,023  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                         36,407
         502  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)+                             9,998
         820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              13,634
         506  ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           5,895
         550  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES) <<                                                  16,444
       1,103  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         25,876
       6,107  MEDIASET SPA (COMMUNICATIONS)                                                                         40,264
       3,909  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                              66,469
       2,004  MEDIOLANUM SPA (INSURANCE CARRIERS) <<                                                                 8,338
      12,848  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                33,579
      23,782  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                      16,382
         856  PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         21,685
       2,099  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                     98,582
       6,204  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                              42,417
      47,928  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                               77,724
      79,560  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                  160,337
       9,826  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES) <<                                                      41,616
      91,200  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                    558,209
       4,829  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                             113,209
       7,366  UNIPOL PREFERRED (INSURANCE COMPANIES) <<                                                             14,218
       5,279  UNIPOL SPA (INSURANCE CARRIERS) <<                                                                    12,459
                                                                                                                 3,743,066
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN: 20.61%
       3,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    $        18,844
         560  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             17,351
       1,300  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                27,363
       5,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           64,201
         700  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               8,774
         500  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                               14,786
         650  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 7,529
       4,000  AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                   21,321
       1,500  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                49,159
       5,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                              47,276
         200  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                      14,277
       5,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                            18,694
       1,500  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                15,497
       3,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        23,647
       5,000  AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         11,442
       3,100  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                     57,863
       8,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS) <<                                                                                        96,737
       9,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 47,125
       1,000  ASICS CORPORATION (FOOTWEAR)                                                                          10,905
       3,900  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           165,278
       2,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                       20,888
      10,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                    69,125
         500  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                            20,248
       4,900  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              74,895
       1,900  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                26,106
       8,600  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        442,209
         600  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                    10,555
       1,900  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               21,633
          13  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                              143,241
       6,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          42,040
       5,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        129,274
       2,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS) <<                                35,201
           7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                         117
       2,800  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         21,333
         500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        11,654
       4,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      14,465
       1,300  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  27,301
         500  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                           9,841
       5,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        73,692
       2,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      11,263
       2,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                11,169
       2,000  DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             22,903
       5,600  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         154,259
       2,100  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                          106,004
       5,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  14,456
       1,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                8,090
         600  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                29,100
       4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                37,595
      11,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                             101,107
           2  DENA COMPANY LIMITED (BUSINESS SERVICES) <<                                                           11,791
       4,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                     14,842
       3,900  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                         134,058
          16  DENTSU INCORPORATED (BUSINESS SERVICES) <<                                                            33,903
       2,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                14,559
          27  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                               219,946
       2,000  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   70,631
       1,080  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                        40,073
         800  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  25,616
         500  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               20,436

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND EMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
       1,500  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                $       146,490
         400  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                           37,896
       4,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                 MOBILE HOME DEALERS)                                                                               14,126
       5,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                24,486
           4  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                  6,027
       3,900  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   134,058
      15,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             111,315
       6,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        27,066
       5,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   21,707
           7  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   337
       3,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          19,975
         200  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                 10,661
       9,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                        41,162
       9,000  HASEKO CORPORATION (RESIDENTIAL)                                                                      12,036
         200  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                     6,592
       2,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                        12,393
         300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                         30,117
         500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                           21,754
         900  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        18,604
         900  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                                25,215
         600  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                     13,900
      27,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             194,773
       1,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                     16,424
       1,500  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             30,513
      10,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       29,006
       1,400  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                   33,291
      13,300  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               452,164
       3,300  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           76,296
       1,100  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                39,987
         200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 17,743
           7  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                   88,336
       2,760  ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                             29,553
      11,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                 INDUSTRIES)                                                                                        22,272
      10,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                       48,124
         500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                              7,873
      12,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               127,815
         200  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                          6,498
       2,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                     14,793
         200  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                             6,837
       7,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                    14,701
         200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                            14,277
           5  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                     14,786
           3  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                      31,643
           3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                      17,291
       3,000  JAPAN STEEL WORKS (MACHINERY)                                                                         58,342
          36  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                        153,581
       4,200  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                 211,612
       2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      39,365
       5,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           24,297
       1,500  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         29,806
       1,600  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                          25,375
       7,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   24,457
       2,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                    15,125
       2,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      13,618
       6,100  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                       142,756
       2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            13,844

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
       4,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                $       104,911
      12,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            31,982
       5,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                  46,946
          23  KDDI CORPORATION (COMMUNICATIONS)                                                                    142,092
       3,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                             18,590
       5,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                            25,286
       2,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                     10,227
         300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                71,451
       1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                        12,215
       1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   10,086
      13,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                        40,768
       6,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               93,686
      21,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                         60,121
       7,200  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             200,706
         800  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           27,951
       4,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   67,542
       9,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           64,670
       3,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                       35,768
         900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING
                 PROGRAMS)                                                                                          33,310
       1,300  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        122,428
       2,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       20,493
       3,100  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        64,811
         500  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                      24,344
       1,100  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                15,746
         200  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                         10,849
         900  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         36,785
      13,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                             108,593
       2,400  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    18,692
         300  MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                 9,380
      15,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                           323,492
       3,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)                                                                                      30,598
       7,000  MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    36,323
       1,200  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                           22,082
       2,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                   10,265
       5,600  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                    218,336
       3,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                17,149
      10,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                61,110
      10,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           359,279
      16,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             172,529
       9,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                      205,961
       3,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                            21,641
      26,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         123,897
       1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         10,943
       9,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS)                                                                                             38,480
      29,000  MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)                                              52,710
       4,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                              12,619
      82,960  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                735,183
         470  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                        20,405
      14,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             309,177
       5,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                           24,627
       6,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                          18,986
       7,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                         149,644
       5,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                               14,738
       9,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                   128,238
       2,900  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                            99,958
       6,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                          35,711
         700  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                         15,591

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
          78  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                $       364,345
      12,000  MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      20,681
       1,700  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             80,049
       1,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                  18,112
      15,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         78,542
         300  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                 7,473
       2,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                38,894
       1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             11,480
       1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  7,967
         900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     59,924
       3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           87,583
         800  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                               451,288
           4  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                             47,088
       3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                        51,900
       6,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           28,761
       1,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                            13,542
       7,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                            43,839
      11,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                         73,862
           7  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                             19,118
       5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)                                                                                      24,721
      41,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                  222,018
          42  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            205,679
       9,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                  86,538
       5,000  NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              43,368
       5,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              14,880
       1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      12,299
      18,100  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        149,491
       1,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                           18,844
       6,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                         20,398
       1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                             11,876
         700  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        23,468
         300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               15,426
       1,300  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 49,951
         900  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                            14,307
      14,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           208,874
         400  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                 8,438
           2  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                15,049
         900  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            21,105
       4,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                34,996
       3,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              19,975
          10  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         39,083
         128  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                             188,049
           9  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                       11,781
       5,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 22,649
          60  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         10,075
       5,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                     32,490
       7,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                   32,895
       1,000  OKUMA CORPORATION (MACHINERY)                                                                          9,935
       2,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                      67,618
       1,700  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         36,502
         800  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      44,074
       1,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                 10,501
         300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     12,233
         400  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                       23,883
         730  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                              104,428

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
      16,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                $        58,615
         100  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            6,903
       1,400  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  11,273
         500  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          13,985
          54  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                 27,258
          41  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS) <<                                             62,937
       5,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                90,220
         800  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         46,033
         400  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                            26,068
         600  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   15,059
      13,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               30,240
           2  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                        13,524
       2,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                   13,994
          13  SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES) <<                              10,162
          90  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                        19,698
       1,700  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                82,611
       1,600  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                    13,953
       1,000  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                27,499
       3,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                          20,427
       4,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                37,331
       6,520  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                     186,049
       8,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        130,263
       1,500  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                       41,249
       2,000  SHIMADZU CORPORAION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         19,909
         200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                12,318
         500  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 25,098
       5,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  23,685
       3,300  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     204,492
         600  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                           7,408
       4,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES)                                                                                          11,791
       8,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        27,424
       2,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              39,459
       3,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 68,654
       5,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       51,043
       9,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                          23,902
       1,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          16,429
         500  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              54,763
       6,000  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                            101,144
       9,600  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       32,005
       7,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               65,791
       8,100  SONY CORPORATION (ELECTRONIC)                                                                        353,948
           7  SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                                       28,149
         400  SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES) <<                                                    11,828
       1,200  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             29,044
         900  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         19,918
      13,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       81,904
       9,100  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   119,551
       6,100  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   77,438
       5,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            33,856
      31,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                         136,338
       4,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS)                                                                                             61,327
          53  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                               398,804
       3,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                           59,613
       1,500  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                         11,188
         100  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                 5,255
      11,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                    76,866
       2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         26,011

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
         500  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                        $        18,458
       2,800  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                   66,186
       1,550  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        95,319
       7,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  14,042
       8,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   19,061
       1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   18,543
       2,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                          16,669
       2,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              18,138
       6,800  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  345,812
         880  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                             12,241
       2,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          26,143
       1,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              59,895
       7,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                23,996
       1,300  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         66,356
       1,000  THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    14,522
       2,200  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                   46,928
       3,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  19,438
       4,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  17,818
       2,000  THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        23,412
       1,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          19,400
       6,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                28,422
         900  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                          18,392
       4,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                    21,924
         200  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                           3,927
       3,400  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        73,965
         400  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                           8,269
       2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    14,880
         300  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                5,693
       9,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        249,386
       1,400  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                80,689
      19,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         76,583
         900  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                      10,400
       2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                  12,940
       9,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                           46,702
       4,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                  22,715
       2,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                         18,157
       4,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            44,036
      11,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 58,944
      25,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         184,348
       4,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       16,349
       2,200  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              34,952
       2,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         14,089
       1,300  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   22,943
       1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                  22,602
         500  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               14,597
         500  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                 13,396
       1,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                              44,827
      21,800  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,028,563
       1,700  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                         39,864
       1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     32,961
       8,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                            28,328
       3,000  UFJ NICOS COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         9,917
         300  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                    21,331
       1,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             9,851
         900  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         14,705
         210  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  13,864
          14  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  68,691
         124  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                           47,762
         900  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               25,343
         690  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                         49,126

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
JAPAN (continued)
       2,000  YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                          $        27,688
       1,400  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   27,028
       1,500  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               28,069
         300  YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                               14,296
       3,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                            41,870
       1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             10,990
       2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                19,607
       1,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                15,546
                                                                                                                20,992,833
                                                                                                           ---------------
KAZAKHSTAN: 0.07%
       2,635  EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)+                                                69,962
                                                                                                           ---------------
LUXEMBOURG: 0.80%
       6,990  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                             691,142
         557  MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                  58,082
       2,396  SES FDR (COMMUNICATIONS)                                                                              60,736
                                                                                                                   809,960
                                                                                                           ---------------
NETHERLANDS: 3.50%
      11,386  AEGON NV (INSURANCE CARRIERS)                                                                        150,820
       2,167  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                          148,961
       3,477  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                    85,682
         335  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      26,177
       2,665  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR) <<                                50,519
         472  FUGRO NV (OIL FIELD SERVICES)                                                                         40,316
         874  HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                         40,099
       1,948  HEINEKEN NV (EATING & DRINKING PLACES)                                                                99,433
      15,340  ING GROEP NV (FINANCIAL SERVICES) <<                                                                 489,202
      14,662  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                          251,623
       8,754  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            297,846
       9,449  KONINKLIJKE AHOLD NV (FOOD STORES)                                                                   127,053
       1,082  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                      63,662
         807  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       28,207
       4,969  REED ELSEVIER NV (COMMUNICATIONS)                                                                     83,789
      23,424  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                              963,860
       1,167  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                             43,068
       1,036  SNS REAAL (DEPOSITORY INSTITUTIONS)                                                                   20,112
       3,006  TNT NV (TRANSPORTATION SERVICES)                                                                     102,797
         532  TOMTOM NV (BUSINESS SERVICES)+ <<                                                                     15,303
      13,426  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                381,130
       2,450  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          57,244
                                                                                                                 3,566,903
                                                                                                           ---------------
NEW ZEALAND: 0.10%
       7,762  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                       11,536
       2,518  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            15,334
       3,983  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                           19,276
       4,036  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)              9,413
      15,215  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS) <<                                        41,398
                                                                                                                    96,957
                                                                                                           ---------------
NORWAY: 1.08%
       1,346  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                          31,779
       5,814  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                 73,971

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
NORWAY (continued)
       5,627  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                       $        82,198
       6,594  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                      84,671
       1,360  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                    33,378
       1,500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                    14,873
       1,176  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                  30,478
       2,253  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                            68,897
      10,303  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                           384,135
       3,262  STOREBRAND ASA (INSURANCE CARRIERS)                                                                   24,208
       6,693  TELENOR ASA (COMMUNICATIONS)                                                                         125,891
       1,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                       141,679
                                                                                                                 1,096,158
                                                                                                           ---------------
PORTUGAL: 0.31%
       3,075  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                12,758
      19,192  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS) <<                                             41,548
       1,790  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                     27,921
       2,386  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION) <<                                                  27,574
       1,783  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS) <<                            12,015
      14,541  ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                75,894
       8,983  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                            101,973
       1,368  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                      11,375
         328  SONAE INDSTUSTRIA (CONSTRUCTION & MATERIALS)                                                           1,338
       6,350  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                             7,648
                                                                                                                   320,044
                                                                                                           ---------------
SINGAPORE: 1.14%
       8,000  ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                 12,995
       8,000  CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                  11,231
      14,000  CAPITALAND LIMITED (REAL ESTATE)                                                                      58,653
       9,300  CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                              20,438
       4,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                               31,928
      16,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                           17,640
       7,000  COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                            16,464
       9,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 124,758
       7,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                     23,307
      40,000  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                 26,460
       1,094  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                  13,669
       1,040  K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                    1,063
      10,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                        81,879
       3,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                     10,937
       4,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                    9,496
       9,500  OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                    16,967
      20,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                121,299
       8,140  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                            13,880
       6,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                          21,342
       7,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                    20,786
       4,600  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                  49,700
       7,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                        35,552
      12,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           37,485
      11,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                22,234
      63,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                167,623
      10,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                               136,856
       4,000  UOL GROUP LIMITED (REAL ESTATE)                                                                        9,996
       2,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                14,421
       7,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                26,036
       4,000  YANLORD LAND GROUP LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            5,439
                                                                                                                 1,160,534
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SPAIN: 3.99%
       2,135  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES) <<                                             $        50,647
         227  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS) <<                         53,914
       1,238  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT) <<               28,516
       1,539  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS)                                                                            77,321
      28,629  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         548,564
       7,278  BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS) <<                                                     61,534
       6,263  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS) <<                                                 86,677
      50,289  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         924,005
       2,092  BANKINTER SA (DEPOSITORY INSTITUTIONS) <<                                                             23,814
       1,803  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES) <<                  20,210
       6,760  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   40,551
       1,368  ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         38,769
         381  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION CONTRACTS) <<                                                                         22,639
       1,471  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                 72,306
         922  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES) <<                                             53,769
         861  GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                            11,008
       1,013  GRIFOLS SA (HEALTH SERVICES)                                                                          32,361
         502  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS) <<                 31,078
       6,916  IBERDROLA RENOVABLES (PIPELINES)+                                                                     53,574
      29,230  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                     391,642
       4,151  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR) <<                                           9,934
         781  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) <<                         20,314
       1,735  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES) <<                                         79,929
       5,504  MAPFRE SA (INSURANCE CARRIERS)                                                                        26,344
         655  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES) <<                            7,013
         861  RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                           56,054
       5,906  REPSOL YPF SA (OIL & GAS EXTRACTION) <<                                                              232,747
         564  SACYR VALLEHERMOSO SA (REAL ESTATE) <<                                                                17,272
      34,544  TELEFONICA SA (COMMUNICATIONS)                                                                       918,070
         980  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                   57,121
         958  ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              19,888
                                                                                                                 4,067,585
                                                                                                           ---------------
SWEDEN: 2.06%
       3,168  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           49,315
       2,487  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                         36,030
       5,341  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       78,708
       3,194  ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       42,561
       2,500  BOLIDEN AB (METAL MINING)                                                                             20,382
       2,024  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                25,878
       1,433  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           35,097
       4,130  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                        223,903
         431  HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                           12,667
           1  HUSQVARNA AB A SHARES (MACHINERY)                                                                          8
       2,230  HUSQVARNA AB B SHARES (MACHINERY)                                                                     19,532
       3,600  INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                      76,065
       1,930  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                           28,522
         532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                              380
         433  MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                               25,488
      16,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                  232,627
       8,108  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       111,069
       2,892  SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                          39,617
       2,507  SECURITAS AB (BUSINESS SERVICES)                                                                      29,139
       3,612  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                    67,173
       2,840  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    40,791
       3,240  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               50,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

       1,392  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                          45,071

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SWEDEN (continued)
         675  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                 $        19,278
       4,577  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                64,789
       3,714  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                            88,495
       2,900  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                 56,098
       2,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                   43,577
       2,496  TELE2 AB (COMMUNICATIONS)                                                                             48,905
      23,587  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                             245,961
      17,911  TELIASONERA AB (COMMUNICATIONS)                                                                      132,642
       8,695  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                          106,839
                                                                                                                 2,097,447
                                                                                                           ---------------
SWITZERLAND: 6.93%
      17,693  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     503,312
         775  ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        41,498
         975  ADECCO SA (BUSINESS SERVICES)                                                                         48,390
         407  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                              42,869
       4,176  COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                       232,602
       8,436  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             387,302
         383  EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                                          10,479
         325  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        47,881
          54  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                48,262
       1,679  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      136,006
       1,681  JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                     113,542
         442  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                             41,991
           7  LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                        19,330
       1,412  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                   38,011
         372  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                          51,600
      31,610  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                1,428,337
         979  NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                           31,970
      18,651  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,026,987
          51  OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)+                                                                               14,153
         214  PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                               23,860
         374  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                           31,010
       5,649  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                   1,017,489
         417  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              31,085
          37  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                   52,953
       5,430  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                56,519
          69  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         16,535
         231  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    29,329
         408  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                          19,091
         252  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                  62,966
         278  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                               74,293
       2,813  SWISS REINSURANCE (INSURANCE CARRIERS)                                                               187,386
         180  SWISSCOM AG (COMMUNICATIONS)                                                                          60,041
         827  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                            268,974
         472  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                         65,056
      23,698  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                 497,364
       1,174  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                    300,525
                                                                                                                 7,058,998
                                                                                                           ---------------
UNITED KINGDOM: 20.01%
       3,087  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     50,728
       1,551  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           34,716
       3,002  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                    17,639
       2,733  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             48,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

      10,631  ANGLO AMERICAN PLC (METAL MINING)                                                                    746,661
       3,126  ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            40,970

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
UNITED KINGDOM (continued)
       2,824  ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                       $        42,665
      11,748  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                        501,229
      20,824  AVIVA PLC (INSURANCE CARRIERS)                                                                       207,804
      28,126  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                              247,899
       3,443  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   29,146
      52,990  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               307,670
         674  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           9,156
      26,885  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  699,904
      17,746  BHP BILLITON PLC (COAL MINING)                                                                       678,664
     152,160  BP PLC (OIL & GAS EXTRACTION)                                                                      1,767,698
       4,818  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                           20,657
      12,203  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                      422,687
       8,215  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         116,586
       4,068  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                57,408
       9,062  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                         85,196
      63,474  BT GROUP PLC (COMMUNICATIONS)                                                                        252,733
       2,673  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    34,847
       3,441  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          31,048
      10,757  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                135,522
       1,037  CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                              66,820
       4,920  CAPITA GROUP PLC (PERSONAL SERVICES)                                                                  67,371
       1,351  CARNIVAL PLC (WATER TRANSPORTATION)                                                                   43,190
       3,304  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                  13,024
         114  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         304
      29,304  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     181,089
       9,026  COBHAM PLC (TRANSPORTATION BY AIR)                                                                    35,561
      15,063  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                          113,862
       2,419  DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                15,117
      20,735  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                 381,618
       4,158  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                        33,625
       3,561  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                              36,883
      18,679  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                            38,024
       5,604  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                    24,892
      43,980  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                    974,997
       9,436  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                               38,060
       2,367  HAMMERSON PLC (REAL ESTATE)                                                                           42,078
      11,959  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   21,557
      31,810  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                   174,874
       6,979  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                        30,304
      95,681  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                        1,478,429
       4,229  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         45,655
       2,692  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      23,405
       8,194  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                        305,367
       3,717  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                      23,655
       2,104  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                28,201
      11,936  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          102,706
       6,338  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                32,886
       3,166  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     19,423
      27,062  ITV PLC (COMMUNICATIONS)                                                                              24,095
       8,290  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                             52,550
       1,757  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                     64,604
       1,623  KAZAKHMYS PLC (METAL MINING)                                                                          51,465
      18,630  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    41,672
       5,037  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                      25,759
       3,700  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                               90,796
      48,758  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                        97,312
       2,075  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                               35,627
         248  LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                  292
      45,543  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                       281,894
      11,585  LOGICACMG PLC (BUSINESS SERVICES)                                                                     24,921
       1,222  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                           18,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

       1,239  LONMIN PLC (METAL MINING)                                                                             78,750
      13,744  MAN GROUP PLC (BUSINESS SERVICES)                                                                    170,823

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
UNITED KINGDOM (continued)
      12,778  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                       $        83,609
       5,235  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                   22,158
       3,037  MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                   17,933
       1,033  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                  19,588
      20,352  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        267,752
       1,677  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                 32,384
      41,083  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                   75,939
       6,426  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                78,653
       2,399  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        15,100
      19,645  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                  208,564
       2,249  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                          14,022
       4,865  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                246,617
       8,736  REED ELSEVIER PLC (COMMUNICATIONS)                                                                   100,228
      15,414  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                 30,472
       5,258  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    40,583
       8,022  RIO TINTO PLC (METAL MINING)                                                                         960,147
      14,473  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                            98,449
   1,441,932  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+                                                    2,872
     130,052  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                           556,939
       5,384  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION) <<                                              221,237
      22,399  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                 901,224
       7,237  SABMILLER PLC (EATING & DRINKING PLACES)                                                             166,060
      10,677  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               44,448
         985  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                    17,932
       6,886  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                   192,432
       3,712  SEGRO PLC (REAL ESTATE)                                                                               29,094
       3,879  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            34,595
       1,933  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  49,437
       4,434  SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                           72,730
      19,428  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                         19,252
       7,148  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                      78,876
       3,084  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                            66,718
       4,401  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                        24,545
      11,366  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                     323,740
      17,858  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                               74,608
       3,873  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                             30,665
       8,802  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   10,870
      63,380  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  466,213
       3,885  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                       18,108
       1,657  THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                            44,365
       7,217  TOMKINS PLC (BUSINESS SERVICES)                                                                       21,706
       4,645  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                   18,967
       5,723  TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                108,863
      10,698  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                               304,496
       2,075  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                            22,546
       7,001  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              95,731
       1,141  VEDANTA RESOURCES PLC (METAL MINING)                                                                  49,704
     427,170  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                1,269,044
       1,498  WHITBREAD PLC (EATING & DRINKING PLACES)                                                              36,760
       2,951  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                    18,824
      19,309  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                          102,399
       5,416  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                      40,613
       9,027  WPP GROUP PLC (BUSINESS SERVICES)                                                                     87,066
       5,110  XSTRATA PLC (DIVERSIFIED MINING)                                                                     409,570
                                                                                                                20,385,659
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $76,298,105)                                                                          98,692,506
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES        SECURITY NAME                                                               EXPIRATION DATE       VALUE
------------  -------------------------------------------------------------               ---------------  ---------------
RIGHTS:  0.01%
      11,355  BARCLAYS PLC RIGHTS+                                                            07/14/2008   $         2,262
      12,724  HBOS PLC RIGHTS+                                                                07/18/2008             2,724
         958  ZARDOYA OTIS SA RIGHTS+                                                         06/30/2008             1,977
TOTAL RIGHTS (COST $1,573)                                                                                           6,963
                                                                                                           ---------------
WARRANTS: 0.00%
       4,000  DOWA MINING WARRANTS+                                                           01/29/2010             1,395
TOTAL WARRANTS (COST $0)                                                                                             1,395
                                                                                                           ---------------
PREFERRED STOCKS: 0.02%
         414  BAYERISCHE MOTOREN WERKE AG PREFERRED                                                                 16,433
TOTAL PREFERRED STOCKS (COST $19,600)                                                                               16,433
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 3.60%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.60%
   3,664,728  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   3,664,728
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,664,728)                                                        3,664,728
                                                                                                           ---------------
PRINCIPAL
SHORT-TERM INVESTMENTS: 1.55%
   1,584,508  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       1,584,508
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,584,508)                                                                   1,584,508
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $81,568,518)*                                                  102.06%                               $   103,966,533
OTHER ASSETS AND LIABILITIES, NET                                     (2.06)                                    (2,102,627)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   101,863,906
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,584,508.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
COMMON STOCKS: 94.25%
AUSTRALIA: 5.80%
     356,700  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                     $     1,726,855
     448,500  AWB LIMITED (AGRICULTURAL SERVICES)                                                                1,036,194
     430,100  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   4,675,671
     269,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             1,461,342
      41,200  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                           1,586,575
     228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         536,443
     574,800  METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS) <<                                                 2,038,825
     700,300  MINCOR RESOURCES NL (METAL MINING)                                                                 2,228,864
     845,300  PERILYA LIMITED (METAL MINING) <<                                                                    599,659
   1,067,200  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                             3,110,146
     335,832  SALLY MALAY MINING LIMITED (METAL MINING)                                                          1,300,663
     561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                       2,283,949
                                                                                                                22,585,186
                                                                                                           ---------------
AUSTRIA: 0.83%
      39,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            3,226,840
                                                                                                           ---------------
BELGIUM: 0.99%
       7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                   123,173
      99,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                   1,593,249
      40,000  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                2,129,924
                                                                                                                 3,846,346
                                                                                                           ---------------
DENMARK: 1.05%
      44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                          1,284,212
     122,400  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS) <<                                                   2,790,863
                                                                                                                 4,075,075
                                                                                                           ---------------
FINLAND: 1.05%
      51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                         2,370,041
      82,700  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) <<                        1,721,343
                                                                                                                 4,091,384
                                                                                                           ---------------
FRANCE: 8.88%
         730  ARKEMA (OIL & GAS EXTRACTION)                                                                         41,262
      76,300  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                           6,912,337
      32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 2,052,259
      17,400  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)          1,250,332
      74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS) <<                                                    1,526,602
      21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        1,151,223
      27,600  RALLYE SA (GENERAL MERCHANDISE STORES) <<                                                          1,623,044
      21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                              1,755,424
      92,500  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                              1,794,250
      94,200  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                    6,292,953
       4,300  SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                         97,866
      17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                         1,532,109
      58,900  TOTAL SA (OIL & GAS EXTRACTION)                                                                    5,026,262
      28,844  VALEO SA (TRANSPORTATION EQUIPMENT) <<                                                               926,438
      68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                              2,580,219
                                                                                                                34,562,580
                                                                                                           ---------------
GERMANY: 9.48%
       2,825  ALLIANZ SE (INSURANCE CARRIERS)                                                                      497,713
     121,600  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                              8,389,508

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
GERMANY (continued)
      72,500  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                 $     3,487,223
      39,000  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                              2,411,941
      47,500  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS) <<                                                      4,102,048
     122,200  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                      2,635,860
      31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                 1,530,135
      64,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          1,312,970
      31,800  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                 5,570,532
     110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                         6,957,055
                                                                                                                36,894,985
                                                                                                           ---------------
GREECE: 0.21%
      10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                         825,854
                                                                                                           ---------------
HONG KONG: 2.83%
   1,133,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR) <<                                          2,159,272
     511,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                       1,884,158
     853,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                             5,103,395
     371,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                       1,858,155
                                                                                                                11,004,980
                                                                                                           ---------------
IRELAND: 1.20%
      79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                   1,223,448
     263,000  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                          2,286,975
     111,500  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    1,160,398
                                                                                                                 4,670,821
                                                                                                           ---------------
ITALY: 3.73%
     167,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  6,235,271
     206,700  FIAT SPA (TRANSPORTATION EQUIPMENT) <<                                                             3,387,831
     175,000  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                            999,484
     166,200  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                           3,896,335
                                                                                                                14,518,921
                                                                                                           ---------------
JAPAN: 20.56%
      24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            749,805
     190,000  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,558,506
      96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                        995,911
     244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              1,277,619
      58,500  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         2,479,164
     180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                               720,441
     315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                        1,284,503
     510,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                   1,844,328
     294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                  1,094,228
      72,500  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                             1,549,889
     350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,713,990
      61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     988,784
     101,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             3,460,922
      52,100  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                               2,624,994
     126,000  KYOWA EXEO CORPORATION (BUSINESS SERVICES)                                                         1,168,809
     391,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                           3,266,158
     154,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                         3,321,185
     149,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                               867,185
      80,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                         2,663,276
      97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                           2,142,158
     664,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                            1,957,263
      55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      1,309,295

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
JAPAN (continued)
     406,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                   $     2,545,769
     303,300  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                      2,036,567
       1,100  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                          5,386,825
     289,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                      2,391,856
       3,300  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                           4,848,142
     119,000  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                      2,555,163
     170,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                             3,067,477
      40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                               858,878
     337,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                      1,996,261
       7,600  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  190,743
     501,000  SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS) <<                                                                                     1,896,709
      26,800  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT) <<                                                                            736,978
      94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION) <<                                                    1,035,019
     153,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      834,270
     237,200  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 3,116,203
     264,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                 1,844,780
       9,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         117,644
     234,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                             1,461,054
      87,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          4,104,817
                                                                                                                80,063,568
                                                                                                           ---------------
NETHERLANDS: 2.69%
     312,700  AEGON NV (INSURANCE CARRIERS)                                                                      4,141,992
     137,300  ING GROEP NV (FINANCIAL SERVICES) <<                                                               4,378,580
      47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                            1,966,894
                                                                                                                10,487,466
                                                                                                           ---------------
NORWAY: 1.87%
     170,500  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                               2,033,667
     177,600  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                              2,259,577
      63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                               929,050
      54,835  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                         2,044,520
                                                                                                                 7,266,814
                                                                                                           ---------------
SINGAPORE: 1.04%
     606,490  MOBILONE LIMITED (COMMUNICATIONS)                                                                    838,045
     787,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                1,868,369
     126,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                               1,361,361
                                                                                                                 4,067,775
                                                                                                           ---------------
SPAIN: 4.05%
      75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                       1,452,414
     409,900  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                       7,531,462
     116,600  REPSOL YPF SA (OIL & GAS EXTRACTION) <<                                                            4,595,047
      82,400  TELEFONICA SA (COMMUNICATIONS)                                                                     2,189,930
                                                                                                                15,768,853
                                                                                                           ---------------
SWEDEN: 2.61%
      87,600  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT) <<                                                                          1,120,009

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
SWEDEN (continued)
     270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                          $     3,733,839
      70,500  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                         1,679,840
      22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                429,443
     262,000  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                        3,219,288
                                                                                                                10,182,419
                                                                                                           ---------------
SWITZERLAND: 5.82%
      37,700  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                           3,970,946
      26,300  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                            759,998
     112,200  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           5,151,172
       3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                        1,519,407
      43,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                          2,406,270
       3,700  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                    1,207,014
       9,000  SWISSCOM AG (COMMUNICATIONS)                                                                       3,002,056
      27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                 570,866
       2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                       532,524
       7,800  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                           2,000,489
       6,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                  1,535,901
                                                                                                                22,656,643
                                                                                                           ---------------
UNITED KINGDOM: 19.56%
     175,800  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                 1,032,985
     512,696  AMLIN PLC (INSURANCE CARRIERS)                                                                     2,558,118
     160,900  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                      6,864,809
     220,500  AVIVA PLC (INSURANCE CARRIERS)                                                                     2,200,388
     539,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                             3,134,764
      89,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            103,512
     637,900  BP PLC (OIL & GAS EXTRACTION)                                                                      7,410,718
     257,000  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          330,176
     332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                   1,159,257
   1,016,100  BT GROUP PLC (COMMUNICATIONS)                                                                      4,045,779
     366,301  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   2,263,616
     181,087  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 2,665,537
     390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                               879,743
   1,057,400  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                   937,243
     414,000  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                 1,838,900
      85,100  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                  1,886,591
     131,200  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                          1,168,138
     298,900  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,643,191
     151,484  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   1,317,055
     172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                          386,725
     593,200  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                     3,671,683
     592,235  MARSTON'S PLC (EATING & DRINKING PLACES)                                                           2,085,002
     237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                         290,442
   1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                2,076,146
     315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                    597,814
     962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                      2,407,927
     255,100  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                         1,092,451
     264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                              10,622,050
      23,500  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                        334,444
     319,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                          2,532,820
     212,947  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  262,976
     566,200  TOMKINS PLC (BUSINESS SERVICES)                                                                    1,702,942
   1,181,894  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                3,511,193
     156,887  WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                               1,167,160
                                                                                                                76,182,295
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $389,130,499)                                                                        366,978,805
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES        SECURITY NAME                                                              EXPIRATION DATE        VALUE
------------  ---------------------------------------------------------------            ---------------   ---------------
RIGHTS: 0.01%
     115,693  BARCLAYS PLC RIGHTS+                                                            07/14/2008   $        23,045
     119,560  HBOS PLC RIGHTS+                                                                07/18/2008            25,600
TOTAL RIGHTS (COST $0)                                                                                              48,645
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 6.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 6.21%
  24,191,862  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND<<                                                24,191,862
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,191,862)                                                      24,191,862
                                                                                                           ---------------
SHORT-TERM INVESTMENTS: 3.46%
  13,457,967  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      13,457,967
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,457,967)                                                                 13,457,967
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $426,780,328)*                                                         103.93%                    $   404,677,279
OTHER ASSETS AND LIABILITIES, NET                                                (3.93)                        (15,297,217)
                                                                                ------                     ---------------
TOTAL NET ASSETS                                                                100.00%                    $   389,380,062
                                                                                ------                     ---------------


<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,457,967.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 99.80%
APPAREL & ACCESSORY STORES: 1.12%
     107,970  GAP INCORPORATED                                                                             $     1,799,860
                                                                                                           ---------------
BIOPHARMACEUTICALS: 2.86%
      32,350  GENENTECH INCORPORATED+                                                                            2,455,365
      40,800  GILEAD SCIENCES INCORPORATED+                                                                      2,160,360
                                                                                                                 4,615,725
                                                                                                           ---------------
BUSINESS SERVICES: 12.45%
      67,110  ACTIVISION INCORPORATED+                                                                           2,286,438
      55,640  ADOBE SYSTEMS INCORPORATED+                                                                        2,191,660
      62,290  BMC SOFTWARE INCORPORATED+<<                                                                       2,242,440
      80,720  CA INCORPORATED                                                                                    1,863,825
      67,110  EBAY INCORPORATED+                                                                                 1,834,116
       6,010  MASTERCARD INCORPORATED CLASS A                                                                    1,595,775
      70,460  MICROSOFT CORPORATION                                                                              1,938,355
      38,540  OMNICOM GROUP INCORPORATED                                                                         1,729,675
     106,290  ORACLE CORPORATION+                                                                                2,232,090
     111,930  SYMANTEC CORPORATION+<<                                                                            2,165,846
                                                                                                                20,080,220
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 5.11%
      44,400  CELANESE CORPORATION CLASS A                                                                       2,027,304
      30,520  JOHNSON & JOHNSON                                                                                  1,963,657
      18,300  MONSANTO COMPANY                                                                                   2,313,852
      13,410  MOSAIC COMPANY+                                                                                    1,940,427
                                                                                                                 8,245,240
                                                                                                           ---------------
COMMUNICATIONS: 2.57%
      48,880  AMERICAN TOWER CORPORATION CLASS A+                                                                2,065,180
      80,080  DIRECTV GROUP INCORPORATED+                                                                        2,074,873
                                                                                                                 4,140,053
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 1.20%
      28,140  NORTHERN TRUST CORPORATION                                                                         1,929,560
                                                                                                           ---------------
EATING & DRINKING PLACES: 1.27%
      36,290  MCDONALD'S CORPORATION                                                                             2,040,224
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.61%
     119,800  EL PASO CORPORATION                                                                                2,604,452
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.83%
      45,930  AMPHENOL CORPORATION CLASS A                                                                       2,061,338
      59,690  ANALOG DEVICES INCORPORATED                                                                        1,896,351
      77,420  BROADCOM CORPORATION CLASS A+                                                                      2,112,792
      46,250  EMERSON ELECTRIC COMPANY                                                                           2,287,063
       7,120  FIRST SOLAR INCORPORATED+                                                                          1,942,478
      51,790  TYCO ELECTRONICS LIMITED                                                                           1,855,118
      82,810  XILINX INCORPORATED<<                                                                              2,090,953
                                                                                                                14,246,093
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.81%
      61,460  ACCENTURE LIMITED CLASS A                                                                          2,502,651

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
      25,150  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                     $     2,029,605
                                                                                                                 4,532,256
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 4.55%
      21,580  BUNGE LIMITED<<                                                                                    2,323,950
      46,880  CONAGRA FOODS INCORPORATED                                                                           903,846
      33,800  GENERAL MILLS INCORPORATED                                                                         2,054,026
      39,440  THE COCA-COLA COMPANY                                                                              2,050,091
                                                                                                                 7,331,913
                                                                                                           ---------------
FOOD STORES: 1.20%
      67,170  KROGER COMPANY                                                                                     1,939,198
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 1.17%
      59,750  TJX COMPANIES INCORPORATED<<                                                                       1,880,333
                                                                                                           ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.79%
      26,980  FOSTER WHEELER LIMITED                                                                             1,973,587
      40,940  MCDERMOTT INTERNATIONAL INCORPORATED                                                               2,533,777
                                                                                                                 4,507,364
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.40%
      14,690  APPLE INCORPORATED+                                                                                2,459,694
      27,640  DEERE & COMPANY                                                                                    1,993,673
      89,750  DELL INCORPORATED+                                                                                 1,963,730
      30,560  FMC TECHNOLOGIES INCORPORATED+                                                                     2,350,981
      40,840  GAMESTOP CORPORATION CLASS A+                                                                      1,649,936
      25,610  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        3,035,553
      47,420  MANITOWOC COMPANY INCORPORATED                                                                     1,542,573
      31,180  PARKER HANNIFIN CORPORATION                                                                        2,223,758
      21,100  SPX CORPORATION                                                                                    2,779,503
                                                                                                                19,999,401
                                                                                                           ---------------
INSURANCE CARRIERS: 4.54%
      30,730  AFLAC INCORPORATED                                                                                 1,929,844
      29,510  ASSURANT INCORPORATED                                                                              1,946,480
      34,380  CHUBB CORPORATION                                                                                  1,684,964
      33,320  METLIFE INCORPORATED                                                                               1,758,296
                                                                                                                 7,319,584
                                                                                                           ---------------
LEATHER & LEATHER PRODUCTS: 1.14%
      63,510  COACH INCORPORATED+                                                                                1,834,169
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.81%
      23,360  BECTON DICKINSON & COMPANY                                                                         1,899,168
     160,010  BOSTON SCIENTIFIC CORPORATION+                                                                     1,966,523
      19,980  C.R. BARD INCORPORATED<<                                                                           1,757,241
      38,180  THERMO FISHER SCIENTIFIC INCORPORATED+                                                             2,127,771
                                                                                                                 7,750,703
                                                                                                           ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.18%
      46,550  ST. JUDE MEDICAL INCORPORATED+                                                                     1,902,964
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MEDICAL PRODUCTS: 1.54%
      38,820  BAXTER INTERNATIONAL INCORPORATED                                                            $     2,482,151
                                                                                                           ---------------
METAL MINING: 1.37%
      18,790  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                2,202,000
                                                                                                           ---------------
MOTION PICTURES: 1.16%
      60,000  WALT DISNEY COMPANY                                                                                1,872,000
                                                                                                           ---------------
OIL & GAS EXTRACTION: 7.78%
      14,560  APACHE CORPORATION                                                                                 2,023,840
      17,540  DEVON ENERGY CORPORATION                                                                           2,107,606
      30,330  ENSCO INTERNATIONAL INCORPORATED<<                                                                 2,448,844
      21,930  OCCIDENTAL PETROLEUM CORPORATION                                                                   1,970,630
      45,610  SOUTHWESTERN ENERGY COMPANY+                                                                       2,171,492
      11,999  TRANSOCEAN INCORPORATED+                                                                           1,828,528
                                                                                                                12,550,940
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.66%
      25,510  EXXON MOBIL CORPORATION                                                                            2,248,196
      16,140  HESS CORPORATION                                                                                   2,036,707
                                                                                                                 4,284,903
                                                                                                           ---------------
PIPELINES: 1.21%
      48,290  THE WILLIAMS COMPANIES INCORPORATED                                                                1,946,570
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 1.33%
      28,830  NUCOR CORPORATION                                                                                  2,152,736
                                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.98%
      51,720  VIACOM INCORPORATED CLASS B+<<                                                                     1,579,529
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
       6,430  OWENS-ILLINOIS INCORPORATED+                                                                         268,067
                                                                                                           ---------------
TOBACCO PRODUCTS: 1.21%
      39,480  PHILIP MORRIS INTERNATIONAL                                                                        1,949,917
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 5.44%
      17,630  BOEING COMPANY                                                                                     1,158,644
      26,120  GENERAL DYNAMICS CORPORATION                                                                       2,199,304
      36,290  HONEYWELL INTERNATIONAL INCORPORATED                                                               1,824,661
      19,720  LOCKHEED MARTIN CORPORATION                                                                        1,945,575
      34,380  TEXTRON INCORPORATED                                                                               1,647,833
                                                                                                                 8,776,017
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.34%
      36,380  NIKE INCORPORATED CLASS B                                                                          2,168,609
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $153,796,049)                                                                        160,932,751
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 8.23%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.77%
     279,094  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             279,094
     320,749  DAILY ASSETS FUND INSTITUTIONAL                                                                      320,749
     320,749  DREYFUS CASH MANAGEMENT FUND                                                                         320,749

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     320,749  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $       320,749
                                                                                                                 1,241,341
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.46%
$    104,139  BANCO SANTANDER TOTTA LOAN+/-++                                    2.48%        10/15/2008           104,087
   2,332,723  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,332,895)             2.65         07/01/2008         2,332,723
      62,484  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $62,488)                2.25         07/01/2008            62,484
     104,139  BANK OF IRELAND+/-++                                               2.67         10/14/2008           104,098
     241,603  BANK OF IRELAND+/-++                                               3.30         07/01/2008           241,603
     337,412  BANK OF IRELAND+/-++                                               3.75         07/01/2008           337,412
     291,590  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $291,608)               2.25         07/01/2008           291,590
     124,967  BEAGLE FUNDING LLC++                                               2.50         07/01/2008           124,967
     220,959  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.40         02/25/2008           159,091
     169,935  CHEYNE FINANCE LLC+/-++(A)(I)####                                  6.48         05/19/2008           122,353
   2,499,346  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,499,527)             2.60         07/01/2008         2,499,346
     374,902  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
              VALUE $374,933)                                                    3.00         07/01/2008           374,902
   1,457,952  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,458,061)             2.70         07/01/2008         1,457,952
      62,484  ELYSIAN FUNDING LLC++                                              2.70         07/01/2008            62,484
      56,414  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
              VALUE $56,418)                                                     2.40         07/01/2008            56,414
     270,762  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                   2.55         10/16/2008           270,762
     383,233  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $383,266)                  3.10         07/01/2008           383,233
     645,664  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $645,713)               2.75         07/01/2008           645,664
     374,902  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $374,934)                  3.10         07/01/2008           374,902
     208,279  LINKS FINANCE LLC+/-++                                             2.58         08/15/2008           207,827
     312,418  MAZARIN FUNDING CORPORATION+/-++                                   2.57         08/04/2008           312,016
      19,266  MORGAN STANLEY+/-                                                  2.60         10/15/2008            19,251
     208,279  NORTHERN ROCK PLC+/-++                                             2.49         10/03/2008           207,668
      41,656  PALISADES INSURANCE COMPANY                                        3.05         07/02/2008            41,652
     170,789  SHEFFIELD RECEIVABLES CORPORATION++                                3.00         07/07/2008           170,703
     129,133  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.73         04/03/2008           105,889
     208,279  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                      5.95         02/15/2008           170,789
      54,152  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               3.00         07/07/2008            54,125
     104,139  TICONDEROGA FUNDING LIMITED++                                      2.43         07/02/2008           104,132
     104,139  UNICREDITO ITALIANO BANK (IRELAND)+/-++                            2.50         10/14/2008           104,105
     104,139  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 2.48         10/08/2008           104,106
     104,139  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.55         08/07/2008            85,394
     179,120  VICTORIA FINANCE LLC+/-++(A)(I)####                                2.83         07/28/2008           146,878
     208,279  WHITE PINE FINANCE LLC+/-++(A)(I)####                              5.43         02/22/2008           190,993
                                                                                                                12,031,595
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,470,378)                                                      13,272,936
                                                                                                           ---------------

SHARES
----------
SHORT-TERM INVESTMENTS: 1.86%
   2,995,286  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        2,995,286
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,995,286)                                                                   2,995,286
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $170,261,713)*                                                 109.89%                               $   177,200,973
OTHER ASSETS AND LIABILITIES, NET                                     (9.89)                                   (15,952,049)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   161,248,924
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,995,286.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 98.92%
APPAREL & ACCESSORY STORES: 1.39%
     563,000  KOHL'S CORPORATION+                                                                          $    22,542,520
                                                                                                           ---------------
BIOPHARMACEUTICALS: 5.60%
     749,200  GENENTECH INCORPORATED+                                                                           56,864,280
     471,640  GENZYME CORPORATION+                                                                              33,967,513
                                                                                                                90,831,793
                                                                                                           ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.99%
     947,600  FASTENAL COMPANY<<                                                                                40,898,416
   1,934,000  LOWE'S COMPANIES INCORPORATED<<                                                                   40,130,500
                                                                                                                81,028,916
                                                                                                           ---------------
BUSINESS SERVICES: 18.75%
     589,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                            24,695,860
   2,488,370  EBAY INCORPORATED+                                                                                68,007,152
     188,400  GOOGLE INCORPORATED CLASS A+                                                                      99,177,528
   4,086,998  MICROSOFT CORPORATION                                                                            112,433,315
                                                                                                               304,313,855
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 2.19%
     752,900  AMGEN INCORPORATED+                                                                               35,506,764
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 1.32%
     868,600  WESTERN UNION COMPANY<<                                                                           21,471,792
                                                                                                           ---------------
E-COMMERCE/SERVICES: 1.41%
     311,900  AMAZON.COM INCORPORATED+<<                                                                        22,871,627
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.49%
   3,835,243  CISCO SYSTEMS INCORPORATED+<<                                                                     89,207,752
     893,200  LINEAR TECHNOLOGY CORPORATION<<                                                                   29,091,524
   3,074,100  NOKIA OYJ ADR                                                                                     75,315,450
     898,300  TEXAS INSTRUMENTS INCORPORATED<<                                                                  25,296,128
                                                                                                               218,910,854
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.82%
   1,982,800  PAYCHEX INCORPORATED<<                                                                            62,021,984
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 6.02%
   1,409,760  TARGET CORPORATION                                                                                65,539,742
     571,500  WAL-MART STORES INCORPORATED                                                                      32,118,300
                                                                                                                97,658,042
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.25%
   1,299,800  EMC CORPORATION<<                                                                                 19,094,062
   3,079,670  INTEL CORPORATION                                                                                 66,151,312
                                                                                                                85,245,374
                                                                                                           ---------------
INSURANCE CARRIERS: 1.57%
   960,766    AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                       25,421,868
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 6.29%
   1,973,810  MEDTRONIC INCORPORATED                                                                       $   102,144,668
                                                                                                           ---------------
PERSONAL SERVICES: 0.93%
     568,750  CINTAS CORPORATION                                                                                15,077,563
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 21.76%
   4,553,937  CHARLES SCHWAB CORPORATION                                                                        93,537,866
      43,400  CME GROUP INCORPORATED                                                                            16,630,446
     522,000  FRANKLIN RESOURCES INCORPORATED                                                                   47,841,300
     804,790  GOLDMAN SACHS GROUP INCORPORATED                                                                 140,757,771
     355,500  LEGG MASON INCORPORATED<<                                                                         15,489,135
     689,200  T. ROWE PRICE GROUP INCORPORATED<<                                                                38,919,124
                                                                                                               353,175,642
                                                                                                           ---------------
TRANSPORTATION SERVICES: 4.14%
     615,200  C.H. ROBINSON WORLDWIDE INCORPORATED                                                              33,737,568
     779,600  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                             33,522,799
                                                                                                                67,260,367
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $1,483,962,638)                                                                    1,605,483,629
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 8.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.76%
   2,778,035  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                           2,778,035
   3,192,667  DAILY ASSETS FUND INSTITUTIONAL                                                                    3,192,667
   3,192,667  DREYFUS CASH MANAGEMENT FUND                                                                       3,192,667
   3,192,667  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    3,192,667
                                                                                                                12,356,036
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.38%
$  1,036,580  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008         1,036,058
  23,219,398  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $23,221,107)          2.65        07/01/2008        23,219,398
     621,948  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE $621,987)             2.25        07/01/2008           621,948
   1,036,580  BANK OF IRELAND+/-++                                                2.67        10/14/2008         1,036,170
   2,404,866  BANK OF IRELAND+/-++                                                3.30        07/01/2008         2,404,866
   3,358,520  BANK OF IRELAND+/-++                                                3.75        07/01/2008         3,358,520
   2,902,425  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,902,606)              2.25        07/01/2008         2,902,425
   1,243,896  BEAGLE FUNDING LLC++                                                2.50        07/01/2008         1,243,896
   2,199,377  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008         1,583,551
   1,691,498  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008         1,217,878
  24,877,926  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $24,879,723)             2.60        07/01/2008        24,877,926
   3,731,689  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $3,732,000)                                                         3.00        07/01/2008         3,731,689
  14,512,124  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $14,513,212)             2.70        07/01/2008        14,512,124
     621,948  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008           621,948
     561,536  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $561.573)                                                           2.40        07/01/2008           561,536
   2,695,109  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008         2,695,109
   3,814,615  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MONEY MARKET SECURITIES (MATURITY VALUE $3,814,943)              3.10        07/01/2008         3,814,615


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$  6,426,798  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $6,427,289)              2.75%       07/01/2008   $     6,426,798
   3,731,689  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $3,732,010)                 3.10        07/01/2008         3,731,689
   2,073,161  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008         2,068,666
   3,109,741  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008         3,105,737
     191,767  MORGAN STANLEY+/-                                                   2.60        10/15/2008           191,623
   2,073,161  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008         2,067,080
     414,632  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           414,597
   1,699,992  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008         1,699,142
   1,285,360  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008         1,053,995
   2,073,161  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008         1,699,992
     539,022  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           538,752
   1,036,580  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008         1,036,510
   1,036,580  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008         1,036,233
   1,036,580  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008         1,036,250
   1,036,580  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008           849,996
   1,782,918  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008         1,461,993
   2,073,161  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008         1,901,089
                                                                                                               119,759,799
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $136,060,899)                                                    132,115,835
                                                                                                           ---------------
SHORT-TERM INVESTMENTS: 1.35%
  21,868,703  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      21,868,703
TOTAL SHORT-TERM INVESTMENTS (COST $21,868,703)                                                                 21,868,703
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,641,892,240)*                                               108.41%                               $ 1,759,468,167
OTHER ASSETS AND LIABILITIES, NET                                     (8.41)                                  (136,431,914)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $ 1,623,036,253
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,868,703.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ----------------------------------------------------------------                             ---------------
COMMON STOCKS: 99.60%
AMUSEMENT & RECREATION SERVICES: 0.29%
      14,920  MULTIMEDIA GAMES INCORPORATED<<+                                                             $        65,946
      26,906  WMS INDUSTRIES INCORPORATED<<                                                                        800,992
                                                                                                                   866,938
                                                                                                           ---------------
APPAREL & ACCESSORY STORES: 1.03%
      13,456  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                238,979
      15,256  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                       550,742
      22,755  CHRISTOPHER & BANKS CORPORATION                                                                      154,734
      29,194  DRESS BARN INCORPORATED+                                                                             390,616
      31,507  FINISH LINE INCORPORATED CLASS A+                                                                    274,111
      28,210  HOT TOPIC INCORPORATED<<+                                                                            152,616
      11,735  JOS. A. BANK CLOTHIERS INCORPORATED+                                                                 313,911
      24,740  STAGE STORES INCORPORATED                                                                            288,716
      19,063  THE CATO CORPORATION CLASS A                                                                         271,457
      15,981  TWEEN BRANDS INCORPORATED<<+                                                                         263,047
      11,726  ZUMIEZ INCORPORATED<<+                                                                               194,417
                                                                                                                 3,093,346
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.79%
      18,657  GYMBOREE CORPORATION<<+                                                                              747,586
      12,171  MAIDENFORM BRANDS INCORPORATED+                                                                      164,309
      81,167  QUIKSILVER INCORPORATED+                                                                             797,060
      21,065  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                416,244
       9,428  VOLCOM INCORPORATED+                                                                                 225,612
                                                                                                                 2,350,811
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.13%
      10,473  LITHIA MOTORS INCORPORATED CLASS A<<                                                                  51,527
      11,854  MARINEMAX INCORPORATED+                                                                               84,993
      18,782  SONIC AUTOMOTIVE INCORPORATED                                                                        242,100
                                                                                                                   378,620
                                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.25%
       8,925  MIDAS INCORPORATED+                                                                                  120,488
      25,039  WRIGHT EXPRESS CORPORATION<<+                                                                        620,967
                                                                                                                   741,455
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
       7,960  M/I HOMES INCORPORATED                                                                               125,211
      42,000  STANDARD-PACIFIC CORPORATION<<+                                                                      141,960
                                                                                                                   267,171
                                                                                                           ---------------
BUSINESS SERVICES: 9.08%
      34,369  AARON RENTS INCORPORATED                                                                             767,460
      28,680  ABM INDUSTRIES INCORPORATED                                                                          638,130
      14,817  ADMINISTAFF INCORPORATED                                                                             413,246
      36,820  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                      456,936
      19,431  AMN HEALTHCARE SERVICES INCORPORATED+                                                                328,773
      10,234  ANSOFT CORPORATION+                                                                                  372,518
      50,612  ANSYS INCORPORATED<<+                                                                              2,384,837
      17,602  ARBITRON INCORPORATED                                                                                836,095
       8,531  BANKRATE INCORPORATED<<+                                                                             333,306
      28,858  BLACKBAUD INCORPORATED                                                                               617,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ----------------------------------------------------------------                             ---------------
BUSINESS SERVICES (continued)
      24,653  BLUE COAT SYSTEMS INCORPORATED<<+                                                            $       347,854
      35,057  BRADY CORPORATION CLASS A                                                                          1,210,518
      19,434  CACI INTERNATIONAL INCORPORATED CLASS A+                                                             889,494
      17,080  CAPTARIS INCORPORATED+                                                                                69,174
      34,485  CIBER INCORPORATED+                                                                                  214,152
      27,038  COGNEX CORPORATION<<                                                                                 623,226
      27,809  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                  924,093
      22,537  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                              248,358
      44,517  CYBERSOURCE CORPORATION<<+                                                                           744,769
      19,257  DEALERTRACK HOLDINGS INCORPORATED<<+                                                                 271,716
      38,280  EPICOR SOFTWARE CORPORATION+                                                                         264,515
      27,186  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                            1,532,203
      15,274  GERBER SCIENTIFIC INCORPORATED+                                                                      173,818
      15,044  GEVITY HR INCORPORATED                                                                                80,937
      27,765  HEALTHCARE SERVICES GROUP<<                                                                          422,302
      11,093  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                      306,611
      14,353  HMS HOLDINGS CORPORATION+                                                                            308,159
      57,117  INFORMATICA CORPORATION<<+                                                                           859,040
      22,193  INFOSPACE INCORPORATED+                                                                              184,868
      17,376  JDA SOFTWARE GROUP INCORPORATED+                                                                     314,506
      11,393  LOJACK CORPORATION+                                                                                   90,688
      15,902  MANHATTAN ASSOCIATES INCORPORATED<<+                                                                 377,354
      18,959  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                          67,304
      21,237  OMNICELL INCORPORATED<<+                                                                             279,904
      22,854  ON ASSIGNMENT INCORPORATED+                                                                          183,289
      13,465  PCTEL INCORPORATED<<+                                                                                129,129
      20,632  PERFICIENT INCORPORATED<<+                                                                           199,305
      27,610  PHASE FORWARD INCORPORATED+                                                                          496,152
      17,755  PHOENIX TECHNOLOGIES LIMITED+                                                                        195,305
       9,798  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                        367,425
      26,800  PROGRESS SOFTWARE CORPORATION+                                                                       685,276
      11,314  QUALITY SYSTEMS INCORPORATED<<                                                                       331,274
      17,530  RADIANT SYSTEMS INCORPORATED+                                                                        188,097
      14,475  RADISYS CORPORATION+                                                                                 131,144
      37,220  SECURE COMPUTING CORPORATION+                                                                        154,091
       8,563  SI INTERNATIONAL INCORPORATED+                                                                       179,309
      19,628  SMITH MICRO SOFTWARE INCORPORATED<<+                                                                 111,880
      35,403  SPHERION CORPORATION+                                                                                163,562
      11,518  SPSS INCORPORATED+                                                                                   418,910
       7,322  STARTEK INCORPORATED+                                                                                 68,827
      13,316  STRATASYS INCORPORATED<<+                                                                            245,813
      21,206  SYKES ENTERPRISES INCORPORATED+                                                                      399,945
      10,900  SYNNEX CORPORATION<<+                                                                                273,481
      49,843  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                      1,274,486
      18,114  THE KNOT INCORPORATED<<+                                                                             177,155
      43,016  THQ INCORPORATED<<+                                                                                  871,504
      18,314  TRADESTATION GROUP INCORPORATED<<+                                                                   185,887
      28,602  TRUEBLUE INCORPORATED+                                                                               377,832
      44,435  UNITED ONLINE INCORPORATED                                                                           445,683
      13,362  VIAD CORPORATION                                                                                     344,606
       8,661  VOLT INFORMATION SCIENCE INCORPORATED+                                                               103,153
      29,126  WEBSENSE INCORPORATED<<+                                                                             490,482
                                                                                                                27,147,427
                                                                                                           ---------------
CASINO & GAMING: 0.14%
      38,691  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                               405,869
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 4.22%
      28,576  ALPHARMA INCORPORATED CLASS A<<+                                                                     643,817
      16,042  ARCH CHEMICALS INCORPORATED                                                                          531,792
      22,347  ARQULE INCORPORATED<<+                                                                                72,628

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ----------------------------------------------------------------                             ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
      18,769  CAMBREX CORPORATION                                                                          $       110,174
      12,375  CHATTEM INCORPORATED<<+                                                                              804,994
      36,389  CUBIST PHARMACEUTICALS INCORPORATED+                                                                 649,908
      22,249  GEORGIA GULF CORPORATION                                                                              64,522
      34,115  HB FULLER COMPANY<<                                                                                  765,541
      38,915  IDEXX LABORATORIES INCORPORATED+                                                                   1,896,717
      45,198  IMMUCOR INCORPORATED+                                                                              1,169,724
      10,075  MANNATECH INCORPORATED<<                                                                              54,808
      21,296  MARTEK BIOSCIENCES CORPORATION<<+                                                                    717,888
       8,892  NEWMARKET CORPORATION                                                                                588,917
      16,020  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  171,254
      19,707  OM GROUP INCORPORATED+                                                                               646,193
      27,551  OMNOVA SOLUTIONS INCORPORATED+                                                                        76,592
      36,535  PAREXEL INTERNATIONAL CORPORATION+                                                                   961,236
       7,247  PENFORD CORPORATION                                                                                  107,835
      19,629  PHARMERICA CORPORATION<<+                                                                            443,419
      60,194  POLYONE CORPORATION+                                                                                 419,552
       6,627  QUAKER CHEMICAL CORPORATION                                                                          176,676
      30,813  SALIX PHARMACEUTICALS LIMITED+                                                                       216,615
      22,613  SCIELE PHARMA INCORPORATED<<+                                                                        437,562
       9,909  SURMODICS INCORPORATED<<+                                                                            444,320
      26,866  TRONOX INCORPORATED CLASS B+                                                                          81,135
       5,500  USANA HEALTH SCIENCES INCORPORATED+                                                                  147,785
      13,492  ZEP INCORPORATED                                                                                     200,761
                                                                                                                12,602,365
                                                                                                           ---------------
COAL MINING: 1.56%
      17,267  PATRIOT COAL CORPORATION<<+                                                                        2,646,858
      26,891  PENN VIRGINIA CORPORATION                                                                          2,028,119
                                                                                                                 4,674,977
                                                                                                           ---------------
COMMUNICATIONS: 1.21%
      19,573  ANIXTER INTERNATIONAL INCORPORATED<<+                                                              1,164,398
      11,799  AUDIOVOX CORPORATION CLASS A+                                                                        115,866
      33,173  BRIGHTPOINT INCORPORATED+                                                                            242,164
      57,450  FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                              414,215
      29,167  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                          200,377
      28,658  J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                             659,134
      48,898  LIVE NATION INCORPORATED<<+                                                                          517,341
      20,450  NOVATEL WIRELESS INCORPORATED+                                                                       227,609
      52,359  RADIO ONE INCORPORATED CLASS D+                                                                       67,543
                                                                                                                 3,608,647
                                                                                                           ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.06%
      14,686  AGILYSYS INCORPORATED                                                                                166,539
                                                                                                           ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.99%
      50,126  CHAMPION ENTERPRISES INCORPORATED<<+                                                                 293,237
      15,312  CHEMED CORPORATION                                                                                   560,572
      11,750  DREW INDUSTRIES INCORPORATED<<+                                                                      187,413
      43,793  EMCOR GROUP INCORPORATED+                                                                          1,249,414
      17,917  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                      272,876
      16,777  MATRIX SERVICE COMPANY+                                                                              386,878
                                                                                                                 2,950,390
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 5.26%
      11,429  ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                               80,117
      31,130  BANK MUTUAL CORPORATION                                                                              312,545

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ----------------------------------------------------------------                             ---------------
DEPOSITORY INSTITUTIONS (continued)
      26,867  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                    $        47,286
      24,852  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                     140,911
      37,582  BROOKLINE BANCORP INCORPORATED                                                                       358,908
      18,119  CASCADE BANCORP<<                                                                                    139,516
      18,527  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                197,498
      11,673  COLUMBIA BANKING SYSTEM INCORPORATED                                                                 225,639
      19,301  COMMUNITY BANK SYSTEM INCORPORATED                                                                   397,987
      20,593  CORUS BANKSHARES INCORPORATED+                                                                        85,667
      16,218  DIME COMMUNITY BANCSHARES                                                                            267,759
      12,583  DOWNEY FINANCIAL CORPORATION                                                                          34,855
      40,939  EAST WEST BANCORP INCORPORATED<<                                                                     289,029
      48,952  FIRST BANCORP PUERTO RICO<<                                                                          310,356
      41,091  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                             383,379
      19,835  FIRST FINANCIAL BANCORP<<                                                                            182,482
      13,412  FIRST FINANCIAL BANKSHARE                                                                            614,404
      31,340  FIRST MIDWEST BANCORP INCORPORATED                                                                   584,491
       8,831  FIRSTFED FINANCIAL CORPORATION                                                                        71,001
      23,751  FLAGSTAR BANCORP INCORPORATED<<+                                                                      71,491
      26,697  FRONTIER FINANCIAL CORPORATION<<                                                                     227,458
      34,817  GLACIER BANCORP INCORPORATED<<                                                                       556,724
      15,592  HANCOCK HOLDING COMPANY<<                                                                            612,610
      24,885  HANMI FINANCIAL CORPORATION                                                                          129,651
      12,929  INDEPENDENT BANK CORPORATION<<                                                                        51,716
      12,244  IRWIN FINANCIAL CORPORATION<<+                                                                        32,936
      15,309  JPMORGAN CHASE & COMPANY<<+                                                                          187,535
      14,057  NARA BANK NATIONAL ASSOCIATION                                                                       150,832
      51,293  NATIONAL PENN BANCSHARES INCORPORATED<<                                                              681,171
      42,723  OLD NATIONAL BANCORP<<                                                                               609,230
      18,146  PRIVATEBANCORP INCORPORATED<<                                                                        551,275
      24,865  PROSPERITY BANCSHARES INCORPORATED                                                                   664,641
      21,391  PROVIDENT BANKSHARES CORPORATION<<                                                                   136,475
      19,216  SIGNATURE BANK+                                                                                      495,004
      46,957  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                 184,071
      11,609  STERLING BANCORPORATION (NEW YORK)                                                                   138,728
      47,195  STERLING BANCSHARES INCORPORATED (TEXAS)                                                             429,003
      33,484  STERLING FINANCIAL CORPORATION                                                                       138,624
      55,486  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                759,603
      48,837  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                           362,371
      71,285  UCBH HOLDINGS INCORPORATED<<                                                                         160,391
      22,980  UMB FINANCIAL CORPORATION                                                                          1,178,185
      38,771  UMPQUA HOLDINGS CORPORATION<<                                                                        470,292
      24,849  UNITED BANKSHARES INCORPORATED<<                                                                     570,285
      25,480  UNITED COMMUNITY BANKS INCORPORATED<<                                                                217,344
      41,389  WHITNEY HOLDING CORPORATION<<                                                                        757,419
      11,380  WILSHIRE BANCORP INCORPORATED                                                                         97,527
      15,234  WINTRUST FINANCIAL CORPORATION                                                                       363,331
                                                                                                                15,709,753
                                                                                                           ---------------
DURABLE GOODS - CONSUMER: 0.03%
      13,415  STURM, RUGER & COMPANY INCORPORATED+                                                                  94,710
                                                                                                           ---------------
EATING & DRINKING PLACES: 1.69%
      16,350  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                               182,957
      15,857  CEC ENTERTAINMENT INCORPORATED+                                                                      444,155
      33,865  CKE RESTAURANTS INCORPORATED                                                                         422,297
       9,879  DINEEQUITY INCORPORATED<<                                                                            369,079
      37,920  JACK IN THE BOX INCORPORATED<<+                                                                      849,787
       8,022  LANDRY'S RESTAURANTS INCORPORATED<<                                                                  144,155
      14,151  O'CHARLEYS INCORPORATED                                                                              142,359
      15,593  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                            348,348
      13,292  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                               353,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
EATING & DRINKING PLACES (continued)
      10,866  RED ROBIN GOURMET BURGERS INCORPORATED+                                                      $       301,423
      33,373  RUBY TUESDAY INCORPORATED                                                                            180,214
      12,843  RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                              66,527
      38,667  SONIC CORPORATION<<+                                                                                 572,272
      18,527  STEAK N SHAKE COMPANY<<                                                                              117,276
      34,559  TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                              309,994
      40,722  TRIARC COMPANIES INCORPORATED CLASS B<<                                                              257,770
                                                                                                                 5,062,047
                                                                                                           ---------------
EDUCATIONAL SERVICES: 0.06%
      13,424   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                       167,263
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.71%
      16,718  ALLETE INCORPORATED                                                                                  702,156
      11,129  AMERICAN STATES WATER COMPANY                                                                        388,847
      58,203  ATMOS ENERGY CORPORATION                                                                           1,604,657
      34,236  AVISTA CORPORATION                                                                                   734,705
       6,667  CENTRAL VERMONT PUBLIC SERVICE                                                                       129,140
       8,754  CH ENERGY GROUP INCORPORATED                                                                         311,380
      38,847  CLECO CORPORATION                                                                                    906,301
      28,892  EL PASO ELECTRIC COMPANY                                                                             572,062
      14,083  LACLEDE GROUP INCORPORATED                                                                           568,531
      27,057  NEW JERSEY RESOURCES                                                                                 883,411
      17,047  NORTHWEST NATURAL GAS COMPANY                                                                        788,594
      47,354  PIEDMONT NATURAL GAS COMPANY<<                                                                     1,238,781
      19,185  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                 716,752
      80,026  SOUTHERN UNION COMPANY                                                                             2,162,294
      27,929  SOUTHWEST GAS CORPORATION                                                                            830,329
      69,002  UGI CORPORATION                                                                                    1,981,047
      16,271  UIL HOLDINGS CORPORATION                                                                             478,530
      22,214  UNISOURCE ENERGY CORPORATION                                                                         688,856
      42,856  WASTE CONNECTIONS INCORPORATED+                                                                    1,368,392
                                                                                                                17,054,765
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.98%
      16,315  ACTEL CORPORATION+                                                                                   274,908
      26,202  ACUITY BRANDS INCORPORATED                                                                         1,259,792
      78,038  ADAPTEC INCORPORATED+                                                                                249,722
      21,281  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                             291,550
      13,964  AO SMITH CORPORATION                                                                                 458,438
       8,121  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                               110,933
      79,101  ARRIS GROUP INCORPORATED+                                                                            668,403
      20,144  ATMI INCORPORATED+                                                                                   562,420
      29,759  BALDOR ELECTRIC COMPANY                                                                            1,040,970
       7,624  BEL FUSE INCORPORATED CLASS B                                                                        188,389
      43,534  BENCHMARK ELECTRONICS INCORPORATED+                                                                  711,346
      16,563  C&D TECHNOLOGIES INCORPORATED<<+                                                                     140,123
       5,803  CATAPULT COMMUNICATIONS CORPORATION+                                                                  41,317
      16,995  CERADYNE INCORPORATED+                                                                               582,929
      25,595  CHECKPOINT SYSTEMS INCORPORATED+                                                                     534,424
      15,651  COMTECH TELECOMMUNICATIONS CORPORATION+                                                              766,899
      21,707  CTS CORPORATION                                                                                      218,155
      10,003  CUBIC CORPORATION                                                                                    222,867
      19,587  CYMER INCORPORATED<<+                                                                                526,499
      20,428  DIODES INCORPORATED<<+                                                                               564,630
      11,822  DIONEX CORPORATION+                                                                                  784,626
      16,828  DITECH NETWORKS INCORPORATED+                                                                         36,180
      18,276  DSP GROUP INCORPORATED+                                                                              127,932
      17,483  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED<<+                                                        247,734
      30,043  EXAR CORPORATION+                                                                                    226,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      14,756  GREATBATCH INCORPORATED+                                                                     $       255,279
      60,740  HARMONIC INCORPORATED+                                                                               577,637
      15,216  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                  204,503
      13,984  LITTELFUSE INCORPORATED+                                                                             441,195
      19,607  MAGNETEK INCORPORATED+                                                                                82,938
      14,679  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                               110,533
      24,518  METHODE ELECTRONICS INCORPORATED                                                                     256,213
      33,057  MICREL INCORPORATED                                                                                  302,472
      50,743  MICROSEMI CORPORATION                                                                              1,277,709
      27,506  MOOG INCORPORATED CLASS A<<+                                                                       1,024,305
       3,048  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                              195,621
      13,131  PARK ELECTROCHEMICAL CORPORATION                                                                     319,215
      16,346  PERICOM SEMICONDUCTOR+                                                                               242,575
      27,097  PHOTRONICS INCORPORATED+                                                                             190,763
      27,363  PLEXUS CORPORATION+                                                                                  757,408
      20,758  REGAL-BELOIT CORPORATION                                                                             877,026
      11,570  ROGERS CORPORATION<<+                                                                                434,916
     105,190  SKYWORKS SOLUTIONS INCORPORATED<<                                                                  1,038,225
      14,663  STANDARD MICROSYSTEMS CORPORATION<<+                                                                 398,100
       8,307  SUPERTEX INCORPORATED<<+                                                                             193,885
      29,673  SYMMETRICOM INCORPORATED+                                                                            113,944
      14,626  SYNAPTICS INCORPORATED<<+                                                                            551,839
      26,411  TECHNITROL INCORPORATED                                                                              448,723
       8,491  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                38,125
      27,492  TTM TECHNOLOGIES INCORPORATED<<+                                                                     363,169
       9,124  UNIVERSAL ELECTRONICS INCORPORATED+                                                                  190,692
      47,850  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                            1,666,137
      17,117  VIASAT INCORPORATED+                                                                                 345,935
      12,360  VICOR CORPORATION                                                                                    123,353
                                                                                                                23,860,145
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.25%
       8,780  CDI CORPORATION                                                                                      223,363
      12,033  MAXMUS INCORPORATED                                                                                  418,989
      12,472  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                            196,683
      40,330  REGENERON PHARMACEUTICAL INCORPORATED+                                                               582,365
      37,976  TETRA TECH INCORPORATED<<+                                                                           859,017
      27,534  WATSON WYATT & COMPANY HOLDINGS                                                                    1,456,273
                                                                                                                 3,736,690
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.36%
      16,985  GRIFFON CORPORATION<<+                                                                               148,789
       7,072  GULF ISLAND FABRICATION INCORPORATED                                                                 346,033
       7,768  MATERIAL SCIENCES CORPORATION+                                                                        62,921
      22,344  MOBILE MINI INCORPORATED<<+                                                                          446,880
      12,660  NCI BUILDING SYSTEMS INCORPORATED<<+                                                                 465,002
      24,069  QUANEX BUILDING PRODUCTS CORPORATION                                                                 357,665
      24,144  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                           573,179
      11,270  VALMONT INDUSTRIES INCORPORATED                                                                    1,175,348
      19,150  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                              476,835
                                                                                                                 4,052,652
                                                                                                           ---------------
FINANCE COMPANIES: 0.02%
      17,393  REWARDS NETWORK INCORPORATED+                                                                         71,485
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 1.85%
       6,428  BOSTON BEER COMPANY INCORPORATED+                                                                    261,491
      52,584  DARLING INTERNATIONAL INCORPORATED+                                                                  868,688
      50,547  FLOWERS FOODS INCORPORATED<<                                                                       1,432,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
FOOD & KINDRED PRODUCTS (continued)
       9,039  J & J SNACK FOODS CORPORATION                                                                $       247,759
      20,243  LANCE INCORPORATED                                                                                   379,961
       8,112  PEET'S COFFEE & TEA INCORPORATED<<+                                                                  160,780
      16,613  RALCORP HOLDINGS INCORPORATED<<+                                                                     821,347
       9,944  SANDERSON FARMS INCORPORATED<<                                                                       343,267
      20,137  TREEHOUSE FOODS INCORPORATED+                                                                        488,524
      27,668  UNITED NATURAL FOODS INCORPORATED<<+                                                                 538,973
                                                                                                                 5,543,292
                                                                                                           ---------------
FOOD STORES: 0.42%
      15,012  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                  342,574
      19,563  PANERA BREAD COMPANY<<+                                                                              904,984
                                                                                                                 1,247,558
                                                                                                           ---------------
FOOTWEAR: 0.54%
      53,705  CROCS INCORPORATED<<+                                                                                430,177
       8,414  DECKERS OUTDOOR CORPORATION<<+                                                                     1,171,229
                                                                                                                 1,601,406
                                                                                                           ---------------
FURNITURE & FIXTURES: 0.28%
       7,623  BASSETT FURNITURE INDUSTRIES INCORPORATED<<                                                           89,951
      18,512  ETHAN ALLEN INTERIORS INCORPORATED                                                                   455,395
      33,182  LA-Z-BOY INCORPORATED<<                                                                              253,842
      28,973  SELECT COMFORT CORPORATION<<+                                                                         47,516
                                                                                                                   846,704
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 0.47%
      25,560  CABELA'S INCORPORTED<<+                                                                              281,416
      32,725  CASEY'S GENERAL STORES INCORPORATED                                                                  758,238
      25,758  FRED'S INCORPORATED                                                                                  289,520
      16,850  STEIN MART INCORPORATED<<+                                                                            75,994
                                                                                                                 1,405,168
                                                                                                           ---------------
HEALTH SERVICES: 2.58%
      17,098  AMEDISYS INCORPORATED<<+                                                                             862,081
      20,312  AMSURG CORPORATION+                                                                                  494,597
      19,784  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                               285,087
      16,163  CRYOLIFE INCORPORATED+                                                                               184,905
      20,408  ENZO BIOCHEM INCORPORATED+                                                                           228,978
      18,378  GENTIVA HEALTH SERVICES INCORPORATED+                                                                350,101
      22,678  HEALTHWAYS INCORPORATED<<+                                                                           671,269
      21,325  INVENTIV HEALTH INCORPORATED<<+                                                                      592,622
      11,955  LCA-VISION INCORPORATED<<                                                                             57,023
       9,341  LHC GROUP INCORPORATED+                                                                              217,178
      26,129  MAGELLAN HEALTH SERVICES INCORPORATED+                                                               967,557
       8,052  MEDCATH CORPORATION+                                                                                 144,775
      20,365  NAUTILUS GROUP INCORPORATED<<                                                                        103,454
      21,132  ODYSSEY HEALTHCARE INCORPORATED+                                                                     205,826
      30,446  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                              1,498,857
      11,645  REHABCARE GROUP INCORPORATED+                                                                        186,669
      28,997  SUNRISE SENIOR LIVING INCORPORATED<<+                                                                651,853
                                                                                                                 7,702,832
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.66%
       8,452  4KIDS ENTERTAINMENT INCORPORATED+                                                                     62,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      20,821  ACADIA REALTY TRUST                                                                          $       482,006
      46,286  BIOMED REALTY TRUST INCORPORATED                                                                   1,135,396
      30,604  COLONIAL PROPERTIES TRUST<<                                                                          612,692
      61,161  DIAMONDROCK HOSPITALITY                                                                              666,043
      16,062  EASTGROUP PROPERTIES INCORPORATED                                                                    689,060
      19,764  ENTERTAINMENT PROPERTIES TRUST<<                                                                     977,132
      16,473  ESSEX PROPERTY TRUST INCORPORATED                                                                  1,754,375
      20,415  HOME PROPERTIES INCORPORATED<<                                                                       981,145
      37,869  INLAND REAL ESTATE CORPORATION                                                                       546,071
      21,121  KILROY REALTY CORPORATION                                                                            993,321
      18,804  KITE REALTY GROUP TRUST                                                                              235,050
      13,093  LTC PROPERTIES INCORPORATED                                                                          334,657
      42,828  MEDICAL PROPERTIES TRUST INCORPORATED<<                                                              433,419
      16,936  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                     864,413
      47,397  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                            990,597
       9,859  PARKWAY PROPERTIES INCORPORATED                                                                      332,544
       9,886  PS BUSINESS PARKS INCORPORATED                                                                       510,118
      14,101  SOVRAN SELF STORAGE INCORPORATED                                                                     586,038
      20,353  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                         731,283
                                                                                                                13,917,989
                                                                                                           ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.07%
      13,693  HAVERTY FURNITURE COMPANIES INCORPORATED                                                             137,478
      19,427  TUESDAY MORNING CORPORATION<<+                                                                        79,845
                                                                                                                   217,323
                                                                                                           ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
      13,601  MARCUS CORPORATION                                                                                   203,335
       8,459  MONARCH CASINO & RESORT INCORPORATED+                                                                 99,816
                                                                                                                   303,151
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.57%
      12,407  ASTEC INDUSTRIES INCORPORATED+                                                                       398,761
      66,110  AXCELIS TECHNOLOGIES INCORPORATED+                                                                   322,617
      11,304  BLACK BOX CORPORATION                                                                                307,356
      31,981  BRIGGS & STRATTON CORPORATION<<                                                                      405,519
      40,972  BROOKS AUTOMATION INCORPORATED+                                                                      338,838
       5,519  CASCADE CORPORATION                                                                                  233,564
      17,641  DRIL-QUIP INCORPORATED+                                                                            1,111,383
      13,039  ENPRO INDUSTRIES INCORPORATED+                                                                       486,876
      33,875  GARDNER DENVER INCORPORATED+                                                                       1,924,100
      13,999  INTEVAC INCORPORATED+                                                                                157,909
      17,860  KAYDON CORPORATION<<                                                                                 918,183
      34,536  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                           251,767
      36,536  LENNOX INTERNATIONAL INCORPORATED                                                                  1,058,083
       7,690  LINDSAY MANUFACTURING COMPANY<<                                                                      653,419
       9,540  LUFKIN INDUSTRIES INCORPORATED                                                                       794,491
      52,557  MICROS SYSTEMS INCORPORATED<<+                                                                     1,602,463
      12,903  NATCO GROUP INCORPORATED<<+                                                                          703,601
      22,808  NETGEAR INCORPORATED+                                                                                316,119
      12,012  PLANAR SYSTEMS INCORPORATED+                                                                          31,231
      22,261  ROBBINS & MYERS INCORPORATED<<                                                                     1,110,156
      16,956  SCANSOURCE INCORPORATED+                                                                             453,743
      24,205  TORO COMPANY<<                                                                                       805,300
      15,082  ULTRATECH INCORPORATED+                                                                              234,073
      16,042  WATSCO INCORPORATED<<                                                                                670,556
      37,672  WOODWARD GOVERNOR COMPANY<<                                                                        1,343,384
                                                                                                                16,633,492
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.51%
      23,485  HILB, ROGAL & HAMILTON COMPANY                                                               $     1,020,658
      25,494  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                            505,291
                                                                                                                 1,525,949
                                                                                                           ---------------
INSURANCE CARRIERS: 3.47%
      34,551  AMERIGROUP CORPORATION+                                                                              718,661
      28,006  CENTENE CORPORATION+                                                                                 470,221
      27,185  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                          629,061
      24,159  HEALTHEXTRAS INCORPORATED+                                                                           728,152
      32,304  HEALTHSPRING INCORPORATED+                                                                           545,292
      10,458  INFINITY PROPERTY & CASUALTY CORPORATION                                                             434,216
       9,988  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                           221,634
       9,189  MOLINA HEALTHCARE INCORPORATED+                                                                      223,660
      37,337  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                     1,268,338
      13,923  PRESIDENTIAL LIFE CORPORATION                                                                        214,693
      20,687  PROASSURANCE CORPORATION+                                                                            995,252
      11,582  RLI CORPORATION                                                                                      572,962
      10,493  SAFETY INSURANCE GROUP INCORPORATED                                                                  374,075
       5,071  SCPIE HOLDINGS INCORPORATED+                                                                         141,937
      34,401  SELECTIVE INSURANCE GROUP INCORPORATED                                                               645,363
      11,695  STEWART INFORMATION SERVICES CORPORATION                                                             226,181
       8,564  THE NAVIGATORS GROUP INCORPORATED+                                                                   462,884
      13,096  TOWER GROUP INCORPORATED                                                                             277,504
      13,999  UNITED FIRE & CASUALTY COMPANY                                                                       376,993
      23,996  ZENITH NATIONAL INSURANCE CORPORATION                                                                843,699
                                                                                                                10,370,778
                                                                                                           ---------------
LEATHER & LEATHER PRODUCTS: 0.34%
      27,314  BROWN SHOE COMPANY INCORPORATED                                                                      370,105
      12,375  GENESCO INCORPORATED<<+                                                                              382,016
      17,236  K-SWISS INCORPORATED                                                                                 253,369
                                                                                                                 1,005,490
                                                                                                           ---------------
LEGAL SERVICES: 0.07%
       5,336  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                               216,748
                                                                                                           ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.28%
       6,826  DELTIC TIMBER CORPORATION                                                                            365,259
       4,386  SKYLINE CORPORATION                                                                                  103,071
      12,223  UNIVERSAL FOREST PRODUCTS<<                                                                          366,201
                                                                                                                   834,531
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.46%
      13,987  ABAXIS INCORPORATED<<+                                                                               337,506
      46,951  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                    701,917
       8,648  ANALOGIC CORPORATION                                                                                 545,429
      17,183  ARTHROCARE CORPORATION<<+                                                                            701,238
      15,580  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                    53,284
      14,882  COHU INCORPORATED                                                                                    218,468
      18,488  CONMED CORPORATION+                                                                                  490,856
      29,037  COOPER COMPANIES INCORPORATED                                                                      1,078,725
      14,493  CYBERONICS INCORPORATED<<+                                                                           314,498
       8,488  DATASCOPE CORPORATION                                                                                398,936
      19,039  ESTERLINE TECHNOLOGIES CORPORATION                                                                   937,861
      10,763  FARO TECHNOLOGIES INCORPORATED<<+                                                                    270,905
      23,532  FEI COMPANY<<+                                                                                       536,059
      29,942  FOSSIL INCORPORATED<<+                                                                               870,414
      16,597  HAEMONETICS CORPORATION+                                                                             920,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       7,958  ICU MEDICAL INCORPORATED+                                                                    $       182,079
      15,736  II-VI INCORPORATED+                                                                                  549,501
      12,335  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                     548,661
      53,421  ION GEOPHYSICAL CORPORATION+                                                                         932,196
      22,103  ITRON INCORPORATED<<+                                                                              2,173,830
       8,862  KEITHLEY INSTRUMENTS INCORPORATED                                                                     84,189
       7,506  KENSEY NASH CORPORATION<<+                                                                           240,567
      44,515  KOPIN CORPORATION+                                                                                   127,758
      21,787  MENTOR CORPORATION<<                                                                                 606,114
      25,914  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                  697,605
      17,811  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                  261,822
      28,295  MKS INSTRUMENTS INCORPORATED<<+                                                                      619,661
      11,318  MTS SYSTEMS CORPORATION                                                                              406,090
      23,228  NEWPORT CORPORATION<<+                                                                               264,567
      11,467  OSTEOTECH INCORPORATED+                                                                               65,247
      11,776  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                         117,524
      11,457  PHOTON DYNAMICS INCORPORATED+                                                                        172,772
      19,724  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                   151,875
      17,026  SONIC SOLUTIONS<<+                                                                                   101,475
      22,888  SYMMETRY MEDICAL INCORPORATED+                                                                       371,243
      22,870  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                1,115,827
      21,558  THERAGENICS CORPORATION+                                                                              78,256
      20,566  VEECO INSTRUMENTS INCORPORATED<<+                                                                    330,701
       5,147  VITAL SIGNS INCORPORATED                                                                             292,247
      13,485  ZOLL MEDICAL CORPORATION+                                                                            454,040
                                                                                                                19,322,413
                                                                                                           ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.36%
      20,700  INVACARE CORPORATION                                                                                 423,108
      39,968  PSS WORLD MEDICAL INCORPORATED+                                                                      651,478
                                                                                                                 1,074,586
                                                                                                           ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
      14,405  AMCOL INTERNATIONAL CORPORATION                                                                      409,966
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.86%
      46,328  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                189,945
      21,782  DAKTRONICS INCORPORATED<<                                                                            439,343
      40,291  HILLENBRAND INCORPORATED                                                                             862,227
      17,675  JAKKS PACIFIC INCORPORATED+                                                                          386,199
      10,704  LYDALL INCORPORATED+                                                                                 134,335
      11,232  RC2 CORPORATION+                                                                                     208,466
      10,859  RUSS BERRIE & COMPANY INCORPORATED+                                                                   86,546
      22,752  SHUFFLE MASTER INCORPORATED<<+                                                                       112,395
       8,061  STANDEX INTERNATIONAL CORPORATION                                                                    167,185
                                                                                                                 2,586,641
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 1.51%
      14,088  BIG 5 SPORTING GOODS CORPORATION                                                                     106,646
       9,685  BLUE NILE INCORPORATED<<+                                                                            411,806
      18,797  CASH AMERICA INTERNATIONAL INCORPORATED                                                              582,707
      18,361  HIBBETT SPORTS INCORPORATED<<+                                                                       387,417
      16,311  JO ANN STORES INCORPORATED+                                                                          375,642
      19,400  LONGS DRUG STORES CORPORATION                                                                        816,934
      11,799  NORTH AMERICAN WATCH CORPORATION                                                                     233,620
      19,712  NUTRI SYSTEM INCORPORATED<<                                                                          278,728
      48,985  OFFICEMAX INCORPORATED                                                                               680,892
      26,221  SPECTRUM BRANDS INCORPORATED<<+                                                                       66,864
      10,252  STAMPS.COM INCORPORATED+                                                                             127,945

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
MISCELLANEOUS RETAIL (continued)
      22,804  ZALE CORPORATION+                                                                            $       430,768
                                                                                                                 4,499,969
                                                                                                           ---------------
MOTION PICTURES: 0.11%
      20,300  AVID TECHNOLOGY INCORPORATED<<+                                                                      344,897
                                                                                                           ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.41%
      16,269  ARKANSAS BEST CORPORATION                                                                            596,096
      18,604  FORWARD AIR CORPORATION                                                                              643,698
      36,613  HEARTLAND EXPRESS INCORPORATED<<                                                                     545,900
      34,034  LANDSTAR SYSTEM INCORPORATED                                                                       1,879,357
      18,287  OLD DOMINION FREIGHT LINE<<+                                                                         548,976
                                                                                                                 4,214,027
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.32%
      16,464  FINANCIAL FEDERAL CORPORATION                                                                        361,549
      16,788  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                          251,652
      10,551  WORLD ACCEPTANCE CORPORATION<<+                                                                      355,252
                                                                                                                   968,453
                                                                                                           ---------------
OIL & GAS EXTRACTION: 7.41%
      17,972  ATWOOD OCEANICS INCORPORATED<<+                                                                    2,234,638
      14,643  BASIC ENERGY SERVICES INCORPORATED<<+                                                                461,255
           1  CABOT OIL & GAS CORPORATION                                                                               68
      59,156  HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                       2,463,256
      35,572  OCEANEERING INTERNATIONAL INCORPORATED+                                                            2,740,823
       9,582  PETROLEUM DEVELOPMENT CORPORATION<<+                                                                 637,107
      28,184  PETROQUEST ENERGY INCORPORATED+                                                                      758,150
      32,113  PIONEER DRILLING COMPANY+                                                                            604,046
      14,170  SEACOR HOLDINGS INCORPORATED<<+                                                                    1,268,357
      39,702  ST. MARY LAND & EXPLORATION COMPANY                                                                2,566,337
      18,372  STONE ENERGY CORPORATION+                                                                          1,210,899
      10,197  SUPERIOR WELL SERVICES+                                                                              323,347
      19,706  SWIFT ENERGY COMPANY<<+                                                                            1,301,778
      48,135  TETRA TECHNOLOGIES INCORPORATED+                                                                   1,141,281
      30,432  UNIT CORPORATION+                                                                                  2,524,943
      19,966  W-H ENERGY SERVICES INCORPORATED+                                                                  1,911,545
                                                                                                                22,147,830
                                                                                                           ---------------
PAPER & ALLIED PRODUCTS: 0.52%
      25,294  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                   213,987
      13,268  CHESAPEAKE CORPORATION+                                                                               31,180
       9,415  NEENAH PAPER INCORPORATED                                                                            157,325
      21,646  ROCK-TENN COMPANY CLASS A                                                                            649,164
      10,110  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                        170,354
       8,163  STANDARD REGISTER COMPANY                                                                             76,977
      31,800  WAUSAU PAPER CORPORATION                                                                             245,178
                                                                                                                 1,544,165
                                                                                                           ---------------
PERSONAL SERVICES: 0.53%
       6,164  ANGELICA CORPORATION                                                                                 131,108
      18,022  COINSTAR INCORPORATED+                                                                               589,500
       3,460  CPI CORPORATION<<                                                                                     64,806
      12,761  G & K SERVICES INCORPORATED CLASS A                                                                  388,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
PERSONAL SERVICES (continued)
       9,217  UNIFIRST CORPORATION                                                                         $       411,631
                                                                                                                 1,585,745
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.35%
      27,100  HEADWATERS INCORPORATED<<+                                                                           318,967
      10,601  WD-40 COMPANY                                                                                        310,079
      18,543  WORLD FUEL SERVICES CORPORATION                                                                      406,833
                                                                                                                 1,035,879
                                                                                                           ---------------
PHARMACEUTICALS: 0.51%
       8,351  KENDLE INTERNATIONAL INCORPORATED+                                                                   303,392
      28,695  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                725,984
      45,140  VIROPHARMA INCORPORATED<<+                                                                           499,248
                                                                                                                 1,528,624
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 2.36%
      28,234  BELDEN CDT INCORPORATED<<                                                                            956,568
      13,159  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                             321,343
      18,848  CENTURY ALUMINUM COMPANY+                                                                          1,253,204
      28,875  CURTISS-WRIGHT CORPORATION                                                                         1,291,868
      19,319  GIBRALTAR INDUSTRIES INCORPORATED                                                                    308,524
      23,944  MUELLER INDUSTRIES INCORPORATED                                                                      770,997
       5,810  OLYMPIC STEEL INCORPORATED                                                                           441,095
      14,838  RTI INTERNATIONAL METALS INCORPORATED+                                                               528,530
      17,716  TEXAS INDUSTRIES INCORPORATED<<                                                                      994,399
      13,722  TREDEGAR CORPORATION                                                                                 201,713
                                                                                                                 7,068,241
                                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.27%
      11,783  AH BELO CORPORATION                                                                                   67,163
      17,356  BOWNE & COMPANY INCORPORATED                                                                         221,289
       7,151  CONSOLIDATED GRAPHICS INCORPORATED+                                                                  352,330
      57,927  EW SCRIPPS COMPANY                                                                                   177,836
                                                                                                                   818,618
                                                                                                           ---------------
REAL ESTATE: 0.25%
      22,986  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                             437,883
      19,803  MERITAGE CORPORATION<<                                                                               300,412
                                                                                                                   738,295
                                                                                                           ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.11%
      51,272  EXTRA SPACE STORAGE INCORPORATED                                                                     787,538
      38,934  LEXINGTON CORPORATE PROPERTIES TRUST                                                                 530,670
      25,381  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                            587,316
      72,233  SENIOR HOUSING PROPERTIES TRUST                                                                    1,410,710
                                                                                                                 3,316,234
                                                                                                           ---------------
RESTAURANTS: 0.08%
       9,993  BUFFALO WILD WINGS INCORPORATED<<+                                                                   248,126
                                                                                                           ---------------
RETAIL, TRADE & SERVICES: 0.18%
      33,180  MEN'S WEARHOUSE INCORPORATED                                                                         540,502
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.44%
      17,487  A. SCHULMAN INCORPORATED                                                                     $       402,726
      20,863  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                          902,951
                                                                                                                 1,305,677
                                                                                                           ---------------
S&L THRIFTS-SOUTHERN US: 0.04%
      22,782  GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                             122,339
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.78%
      28,218  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                            944,174
      35,206  LABRANCHE & COMPANY INCORPORATED<<+                                                                  249,258
      27,167  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                  606,911
       9,857  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                289,106
      14,264  SWS GROUP INCORPORATED                                                                               236,925
                                                                                                                 2,326,374
                                                                                                           ---------------
SOCIAL SERVICES: 0.10%
      16,415  RES-CARE INCORPORATED+                                                                               291,859
                                                                                                           ---------------
SOFTWARE: 0.30%
      20,075  EPIQ SYSTEMS INCORPORATED<<+                                                                         285,065
      12,824  MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                         617,091
                                                                                                                   902,156
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.55%
      18,550  APOGEE ENTERPRISES INCORPORATED                                                                      299,768
      15,142  CABOT MICROELECTRONICS CORPORATION<<+                                                                501,957
      13,169  CARBO CERAMICS INCORPORATED<<                                                                        768,411
       9,426  LIBBEY INCORPORATED                                                                                   70,129
                                                                                                                 1,640,265
                                                                                                           ---------------
TEXTILE MILL PRODUCTS: 0.66%
      17,047  ALBANY INTERNATIONAL CORPORATION CLASS A                                                             494,363
      36,182  INTERFACE INCORPORATED                                                                               453,360
       9,203  OXFORD INDUSTRIES INCORPORATED                                                                       176,237
      32,112  WOLVERINE WORLD WIDE INCORPORATED                                                                    856,427
                                                                                                                 1,980,387
                                                                                                           ---------------
TEXTILES - PRODUCTS: 0.15%
      37,206  ICONIX BRAND GROUP INCORPORATED<<+                                                                   449,448
                                                                                                           ---------------
TOBACCO PRODUCTS: 0.10%
      57,424  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                             293,437
                                                                                                           ---------------
TRANSPORTATION BY AIR: 0.52%
       6,930  AIR METHODS CORPORATION+                                                                             173,250
      18,102  BRISTOW GROUP INCORPORATED<<                                                                         895,868
      37,657  SKYWEST INCORPORATED                                                                                 476,361
                                                                                                                 1,545,479
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 2.38%
      24,999  AAR CORPORATION+                                                                                     338,236
       7,754  ARCTIC CAT INCORPORATED                                                                               60,869
      13,703  ATC TECHNOLOGY CORPORATION+                                                                          319,006
      56,511  BRUNSWICK CORPORATION<<                                                                              599,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
TRANSPORTATION EQUIPMENT (continued)
      32,584  CLARCOR INCORPORATED                                                                         $     1,143,698
      49,212  FLEETWOOD ENTERPRISES INCORPORATED<<                                                                 128,935
      36,785  GENCORP INCORPORATED+                                                                                263,381
      14,963  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                    297,315
      14,940  HORNBECK OFFSHORE<<+                                                                                 844,259
      19,240  MONACO COACH CORPORATION                                                                              58,490
      37,769  ORBITAL SCIENCES CORPORATION+                                                                        889,838
      21,267  POLARIS INDUSTRIES INCORPORATED<<                                                                    858,761
      20,914  SPARTAN MOTORS INCORPORATED<<                                                                        156,228
       7,821  STANDARD MOTOR PRODUCTS INCORPORATED<<                                                                63,819
      14,960  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                     252,525
      10,663  TRIUMPH GROUP INCORPORATED                                                                           502,227
      19,818  WABASH NATIONAL CORPORATION                                                                          149,824
      18,753  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                  191,093
                                                                                                                 7,117,521
                                                                                                           ---------------
TRANSPORTATION SERVICES: 0.28%
      24,287  HUB GROUP INCORPORATED CLASS A<<+                                                                    828,915
                                                                                                           ---------------
WATER TRANSPORTATION: 0.56%
      34,807  KIRBY CORPORATION+                                                                                 1,670,736
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.31%
      11,149  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED<<+                                                       418,868
      26,149  HAIN CELESTIAL GROUP INCORPORATED+                                                                   613,979
      18,176  MYERS INDUSTRIES INCORPORATED                                                                        148,134
       8,218  NASH FINCH COMPANY<<                                                                                 281,631
       7,503  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                              159,214
      11,125  SCHOOL SPECIALTY INCORPORATED<<+                                                                     330,746
      14,118  SPARTAN STORES INCORPORATED                                                                          324,714
      11,680  THE ANDERSONS INCORPORATED                                                                           475,493
      20,972  TRACTOR SUPPLY COMPANY<<+                                                                            609,027
      15,099  UNITED STATIONERS INCORPORATED<<                                                                     557,908
                                                                                                                 3,919,714
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.28%
      10,810  A.M. CASTLE & COMPANY                                                                                309,274
      23,201  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                       560,768
      29,396  BARNES GROUP INCORPORATED<<                                                                          678,754
      18,960  BUILDING MATERIALS HOLDINGS CORPORATION<<+                                                            33,559
      16,633  DIGI INTERNATIONAL INCORPORATED+                                                                     130,569
      30,252  INSIGHT ENTERPRISES INCORPORATED+                                                                    354,856
      16,359  KAMAN CORPORATION CLASS A                                                                            372,331
      36,996  KNIGHT TRANSPORTATION INCORPORATED<<                                                                 677,027
       2,694  LAWSON PRODUCTS INCORPORATED                                                                          66,757
      74,309  LKQ CORPORATION+                                                                                   1,342,762
      26,535  OWENS & MINOR INCORPORATED                                                                         1,212,381
      26,830  PEP BOYS-MANNY, MOE & JACK<<                                                                         233,955
      30,855  POOL CORPORATION<<                                                                                   547,973
      22,078  TYLER TECHNOLOGIES INCORPORATED                                                                      299,595
                                                                                                                 6,820,561
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $298,060,441)                                                                        297,644,555
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
COLLATERAL FOR SECURITIES LENDING: 32.59%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.05%
   2,048,039  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                     $     2,048,039
   2,353,717  DAILY ASSETS FUND INSTITUTIONAL                                                                    2,353,717
   2,353,717  DREYFUS CASH MANAGEMENT FUND                                                                       2,353,717
   2,353,717  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    2,353,717
                                                                                                                 9,109,190
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 29.54%
$    764,194  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008           763,809
  17,117,941  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $17,119,202)          2.65        07/01/2008        17,117,941
     458,516  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $458,545)             2.25        07/01/2008           458,516
     764,194  BANK OF IRELAND+/-++                                                2.67        10/14/2008           763,891
   1,772,930  BANK OF IRELAND+/-++                                                3.30        07/01/2008         1,772,930
   2,475,988  BANK OF IRELAND+/-++                                                3.75        07/01/2008         2,475,988
   2,139,743  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,139,877)           2.25        07/01/2008         2,139,743
     917,033  BEAGLE FUNDING LLC++                                                2.50        07/01/2008           917,033
   1,621,438  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008         1,167,435
   1,247,016  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           897,851
  18,340,652  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $18,341,977)             2.60        07/01/2008        18,340,652
   2,751,098  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                 VALUE $2,751,327)                                                3.00        07/01/2008         2,751,098
  10,698,713  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $10,699,515)          2.70        07/01/2008        10,698,713
     458,516  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008           458,516
     413,979  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                 VALUE $414,007)                                                  2.40        07/01/2008           413,979
   1,986,904  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008         1,986,904
   2,812,233  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $2,812,475)              3.10        07/01/2008         2,812,233
   4,738,002  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $4,738,364)           2.75        07/01/2008         4,738,002
   2,751,098  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $2,751,335)              3.10        07/01/2008         2,751,098
   1,528,388  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008         1,525,074
   2,292,581  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008         2,289,630
     141,376  MORGAN STANLEY+/-                                                   2.60        10/15/2008           141,270
   1,528,388  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008         1,523,905
     305,678  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           305,652
   1,253,278  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008         1,252,651
     947,600  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           777,032
   1,528,388  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008         1,253,278
     397,381  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           397,182
     764,194  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           764,142
     764,194  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           763,938
     764,194  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           763,950
     764,194  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008           626,639
   1,314,413  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008         1,077,819
   1,528,388  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008         1,401,531
                                                                                                                88,290,025
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $98,871,242)                                                      97,399,215
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
SHORT-TERM INVESTMENTS: 1.08%
MUTUAL FUNDS: 0.93%
   2,773,027  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $     2,773,027
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
US TREASURY BILLS: 0.15%
$    115,000  US TREASURY BILL###                                                 1.74%       11/06/2008           114,194
     240,000  US TREASURY BILL###                                                 1.85        11/06/2008           238,317
      10,000  US TREASURY BILL###                                                 1.90        11/06/2008             9,930
      90,000  US TREASURY BILL###                                                 1.94        11/06/2008            89,369
                                                                                                                   451,810
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,225,077)                                                                   3,224,837
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $400,156,760)*                                 133.27%                                               $   398,268,607
OTHER ASSETS AND LIABILITIES, NET                    (33.27)                                                   (99,415,840)
                                                     ------                                                ---------------
TOTAL NET ASSETS                                     100.00%                                               $   298,852,767
                                                     ------                                                ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+    NON-INCOME EARNING SECURITIES.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,773,027.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 97.36%
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.14%
     313,200  KENEXA CORPORATION+                                                                          $     5,900,688
                                                                                                           ---------------
APPAREL & ACCESSORY STORES: 1.31%
     695,600  CHICO'S FAS INCORPORATED+                                                                          3,735,372
     355,900  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                        3,035,827
                                                                                                                 6,771,199
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.57%
     175,900  HANESBRANDS INCORPORATED+                                                                          4,773,926
     344,000  QUIKSILVER INCORPORATED<<+                                                                         3,378,080
                                                                                                                 8,152,006
                                                                                                           ---------------
AUTO PARTS & EQUIPMENT: 0.18%
     131,900   AMERIGON INCORPORATED<<+                                                                            937,809
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.32%
     305,400  O'REILLY AUTOMOTIVE INCORPORATED<<+                                                                6,825,690
                                                                                                           ---------------
BIOPHARMACEUTICALS: 1.34%
     613,400  APPLERA CORPORATION-CELERA GROUP+                                                                  6,968,224
                                                                                                           ---------------
BUSINESS SERVICES: 12.11%
   2,205,900  ART TECHNOLOGY GROUP INCORPORATED+                                                                 7,058,880
     476,500  COMMVAULT SYSTEMS INCORPORATED+                                                                    7,928,960
     169,600  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                5,635,808
     743,900  FALCONSTOR SOFTWARE INCORPORATED<<+                                                                5,266,812
     232,200  HILL INTERNATIONAL INCORPORATED+                                                                   3,817,368
     861,700  MAGMA DESIGN AUTOMATION INCORPORATED+                                                              5,230,519
     337,500  QUEST SOFTWARE INCORPORATED+                                                                       4,998,375
     500,300  S1 CORPORATION+                                                                                    3,787,271
     675,600  SKILLSOFT PLC ADR+                                                                                 6,107,424
     523,200  SUCCESSFACTORS INCORPORATED<<+                                                                     5,729,040
     215,600  SYNCHRONOSS TECHNOLOGIES INCORPORATED<<+                                                           1,946,868
     147,300  ULTIMATE SOFTWARE GROUP INCORPORATED<<+                                                            5,248,299
                                                                                                                62,755,624
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 3.31%
     275,600  ALNYLAM PHARMACEUTICALS INCORPORATED<<+                                                            7,366,788
      34,600  INNOPHOS HOLDINGS INCORPORATED                                                                     1,105,470
     182,100  INVERNESS MEDICAL INNOVATIONS INCORPORATED<<+                                                      6,040,257
     135,900  K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                              2,626,947
                                                                                                                17,139,462
                                                                                                           ---------------
COMMERCIAL SERVICES: 0.64%
     264,600  AERCAP HOLDINGS NV+                                                                                3,341,898
                                                                                                           ---------------
COMMUNICATIONS: 3.19%
     263,100  NEUSTAR INCORPORATED CLASS A<<+                                                                    5,672,436
     257,600  NEUTRAL TANDEM INCORPORATION+                                                                      4,508,000
     397,800  TW TELECOM INCORPORATED<<+                                                                         6,376,734
                                                                                                                16,557,170
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMPUTER SOFTWARE & SERVICES: 1.13%
     579,500  NESS TECHNOLOGIES INCORPORATED+                                                              $     5,864,540
                                                                                                           ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.61%
     362,200  MATRIX SERVICE COMPANY+                                                                            8,352,332
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 1.68%
     101,100  PRIVATEBANCORP INCORPORATED<<                                                                      3,071,418
     218,800  SIGNATURE BANK+                                                                                    5,636,288
                                                                                                                 8,707,706
                                                                                                           ---------------
EATING & DRINKING PLACES: 1.30%
      50,800  BJ'S RESTAURANTS INCORPORATED+                                                                       494,284
      32,100  CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                       2,419,056
      62,000  RED ROBIN GOURMET BURGERS INCORPORATED+                                                            1,719,880
     236,100  TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                            2,117,817
                                                                                                                 6,751,037
                                                                                                           ---------------
EDUCATIONAL SERVICES: 1.05%
     467,500  CORINTHIAN COLLEGES INCORPORATED<<+                                                                5,427,675
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.68%
     390,900  SYNTHESIS ENERGY SYSTEMS INCORPORATED<<+                                                           3,518,100
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.04%
     567,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                       2,342,949
     574,200  MACROVISION SOLUTIONS CORPORATION<<+                                                               8,590,032
     133,800  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                4,442,160
     301,600  OSI SYSTEMS INCORPORATED+                                                                          6,460,272
     313,100  PLEXUS CORPORATION+                                                                                8,666,608
     577,200  PMC-SIERRA INCORPORATED+                                                                           4,415,580
     360,900  POLYCOM INCORPORATED<<+                                                                            8,791,524
     222,000  SILICON LABORATORIES INCORPORATED+                                                                 8,011,980
     367,200  TESSERA TECHNOLOGIES INCORPORATED<<+                                                               6,011,064
     134,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                          4,669,362
                                                                                                                62,401,531
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.34%
      69,100  GEN-PROBE INCORPORATED+                                                                            3,280,868
     290,600  ISIS PHARMACEUTICALS INCORPORATED+                                                                 3,960,878
      93,400  MYRIAD GENETICS INCORPORATED<<+                                                                    4,251,568
     936,200  RTI BIOLOGICS INCORPORATION<<+                                                                     8,191,750
     176,300  SEQUENOM INCORPORATED+                                                                             2,813,748
                                                                                                                22,498,812
                                                                                                           ---------------
HEALTH SERVICES: 2.65%
     237,000  GENOPTIX INCORPORATED<<+                                                                           7,477,350
     212,300  HEALTHWAYS INCORPORATED<<+                                                                         6,284,080
                                                                                                                13,761,430
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.46%
     597,600  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                       4,924,224
     384,200  DATA DOMAIN INCORPORATED<<+                                                                        8,963,386
      94,100  FLOTEK INDUSTRIES INCORPORATED<<+                                                                  1,940,342
     721,000  FLOW INTERNATIONAL CORPORATION+                                                                    5,623,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     116,200  NDS GROUP PLC ADR+                                                                           $     6,879,040
                                                                                                                28,330,792
                                                                                                           ---------------
INSURANCE CARRIERS: 0.75%
      44,700  ENSTAR GROUP LIMITED+                                                                              3,911,250
                                                                                                           ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.61%
     609,800  SUNOPTA INCORPORATED<<+                                                                            3,164,862
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 9.95%
     280,200  ABAXIS INCORPORATED<<+                                                                             6,761,226
     165,400  ABIOMED INCORPORATED<<+                                                                            2,935,850
     249,400  ARGON ST INCORPORATED                                                                              6,185,120
     172,300  CEPHEID INCORPORATED<<+                                                                            4,845,076
     259,500  INFINERA CORPORATION<<+                                                                            2,288,790
     227,400  INSULET CORPORATION<<+                                                                             3,577,002
     398,500  ION GEOPHYSICAL CORPORATION<<+                                                                     6,953,825
     254,700  SONOSITE INCORPORATED<<+                                                                           7,134,147
     627,900  THORATEC CORPORATION+                                                                             10,919,181
                                                                                                                51,600,217
                                                                                                           ---------------
METAL MINING: 1.19%
     591,300  MINEFINDERS CORPORATION LIMITED<<+                                                                 6,149,520
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.56%
     346,800  LEAPFROG ENTERPRISES INCORPORATED<<+                                                               2,885,376
                                                                                                           ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.27%
     441,900  HEARTLAND EXPRESS INCORPORATED<<                                                                   6,588,729
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.15%
     535,811  CAPITALSOURCE INCORPORATED<<                                                                       5,936,786
                                                                                                           ---------------
OIL & GAS EXPLORATION: 0.91%
     234,200  PARALLEL PETROLEUM CORPORATION<<+                                                                  4,714,446
                                                                                                           ---------------
OIL & GAS EXTRACTION: 8.25%
     834,000  CANO PETROLEUM INCORPORATED<<+                                                                     6,621,960
     196,300  HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                       8,173,932
     167,200  PETROHAWK ENERGY CORPORATION+                                                                      7,743,032
     338,500  TESCO CORPORATION+                                                                                10,815,075
     210,600  TXCO RESOURCES INCORPORATED<<+                                                                     2,476,656
     158,700  WILLBROS GROUP INCORPORATED<<+                                                                     6,952,647
                                                                                                                42,783,302
                                                                                                           ---------------
PERSONAL SERVICES: 2.02%
     227,900  COINSTAR INCORPORATED<<+                                                                           7,454,609
     270,300  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED<<+                                                   3,038,172
                                                                                                                10,492,781
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.03%
     144,600  HOLLY CORPORATION                                                                                  5,338,632
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 1.20%
     107,900  HAYNES INTERNATIONAL INCORPORATED<<+                                                               6,209,645
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.23%
     349,800  DOLAN MEDIA COMPANY<<+                                                                       $     6,366,360
                                                                                                           ---------------
REAL ESTATE: 0.44%
     121,700  DUPONT FABROS TECHNOLOGY INCORPORATION                                                             2,268,488
                                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.69%
     127,000  JARDEN CORPORATION+                                                                                2,316,480
     127,300  METABOLIX INCORPORATION<<+                                                                         1,247,540
                                                                                                                 3,564,020
                                                                                                           ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.40%
      70,300  PIPER JAFFRAY COMPANIES INCORPORATED+                                                              2,061,899
                                                                                                           ---------------
SOCIAL SERVICES: 1.05%
     257,100  PROVIDENCE SERVICE CORPORATION<<+                                                                  5,427,381
                                                                                                           ---------------
TRANSPORTATION BY AIR: 1.59%
     166,800  BRISTOW GROUP INCORPORATED<<                                                                       8,254,932
                                                                                                           ---------------
TRANSPORTATION SERVICES: 1.32%
     200,400  HUB GROUP INCORPORATED CLASS A<<+                                                                  6,839,652
                                                                                                           ---------------
WATER TRANSPORTATION: 0.58%
     222,700  BRITANNIA BULK HOLDINGS INCORPORATED+                                                              3,006,450
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.90%
     120,200  HERBALIFE LIMITED<<                                                                                4,657,750
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.22%
     272,200  FGX INTERNATIONAL HOLDINGS LIMITED+                                                                2,188,488
     275,800  TECH DATA CORPORATION+                                                                             9,346,862
                                                                                                                11,535,350
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $533,252,007)                                                                        504,721,553
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 20.52%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.92%
   2,237,215  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                           2,237,215
   2,571,128  DAILY ASSETS FUND INSTITUTIONAL                                                                    2,571,128
   2,571,128  DREYFUS CASH MANAGEMENT FUND                                                                       2,571,128
   2,571,128  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    2,571,128
                                                                                                                 9,950,599
                                                                                                           ---------------

PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 18.60%
$    834,782  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008           834,361
  18,699,109  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $18,700,485)             2.65        07/01/2008        18,699,109
     500,869  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $500,900)                2.25        07/01/2008           500,869
     834,782  BANK OF IRELAND+/-++                                                2.67        10/14/2008           834,451
   1,936,693  BANK OF IRELAND+/-++                                                3.30        07/01/2008         1,936,693
   2,704,693  BANK OF IRELAND+/-++                                                3.75        07/01/2008         2,704,693
   2,337,389  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,337,535)              2.25        07/01/2008         2,337,389
   1,001,738  BEAGLE FUNDING LLC++                                                2.50        07/01/2008         1,001,738

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,771,208  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40%       02/25/2008   $     1,275,270
   1,362,201  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           980,785
  20,034,760  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $20,036,207)             2.60        07/01/2008        20,034,760
   3,005,214  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $3,005,464)                                                         3.00        07/01/2008         3,005,214
  11,686,943  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $11,687,820)             2.70        07/01/2008        11,686,943
     500,869  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008           500,869
     452,218  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY VALUE
              $452,248)                                                           2.40        07/01/2008           452,218
   2,170,432  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008         2,170,432
   3,071,996  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $3,072,261)                 3.10        07/01/2008         3,071,996
   5,175,646  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES (MATURITY VALUE $5,176,041)              2.75        07/01/2008         5,175,646
   3,005,214  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $3,005,473)                 3.10        07/01/2008         3,005,214
   1,669,563  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008         1,665,944
   2,504,345  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008         2,501,121
     154,435  MORGAN STANLEY+/-                                                   2.60        10/15/2008           154,318
   1,669,563  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008         1,664,666
     333,913  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           333,884
   1,369,042  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008         1,368,357
   1,035,129  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           848,806
   1,669,563  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008         1,369,042
     434,086  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           433,869
     834,782  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           834,725
     834,782  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           834,502
     834,782  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           834,515
     834,782  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008           684,521
   1,435,824  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008         1,177,376
   1,669,563  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008         1,530,990
                                                                                                                96,445,286
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $107,585,076)                                                    106,395,885
                                                                                                           ---------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 2.92%
  15,122,988  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      15,122,988
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,122,988)                                                                 15,122,988
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $655,960,071)*                                                 120.80%                               $   626,240,426
OTHER ASSETS AND LIABILITIES, NET                                    (20.80)                                  (107,843,345)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   518,397,081
                                                                     ------                                ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,122,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 95.20%
APPAREL & ACCESSORY STORES: 2.49%
     267,590  CARTER'S INCORPORATED<<+                                                                     $     3,698,094
     255,900  DSW INCORPORATED CLASS A<<+                                                                        3,014,502
     209,080  TWEEN BRANDS INCORPORATED<<+                                                                       3,441,457
                                                                                                                10,154,053
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.14%
     296,220  ASBURY AUTOMOTIVE GROUP INCORPORATED<<                                                             3,806,427
     239,480  MARINEMAX INCORPORATED<<+                                                                          1,717,072
     246,300  SONIC AUTOMOTIVE INCORPORATED                                                                      3,174,807
                                                                                                                 8,698,306
                                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.70%
     303,156  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                      2,864,824
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.96%
     178,580  RYLAND GROUP INCORPORATED<<                                                                        3,894,830
                                                                                                           ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.41%
     315,590  BUILDERS FIRSTSOURCE INCORPORATED<<+                                                               1,675,783
                                                                                                           ---------------
BUSINESS SERVICES: 6.63%
     268,240  AIRCASTLE LIMITED                                                                                  2,255,898
     190,450  AVOCENT CORPORATION+                                                                               3,542,370
      55,880  MICROSTRATEGY INCORPORATED CLASS A+                                                                3,618,230
     447,244  ON ASSIGNMENT INCORPORATED<<+                                                                      3,586,897
     304,590  RENT-A-CENTER INCORPORATED+                                                                        6,265,416
     160,480  SYNNEX CORPORATION<<+                                                                              4,026,443
     162,700  TAL INTERNATIONAL GROUP INCORPORATED                                                               3,699,798
                                                                                                                26,995,052
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 3.66%
      84,110  CYTEC INDUSTRIES INCORPORATED                                                                      4,589,042
     323,840  ELIZABETH ARDEN INCORPORATED+                                                                      4,915,891
     155,020  ROCKWOOD HOLDINGS INCORPORATED+                                                                    5,394,696
                                                                                                                14,899,629
                                                                                                           ---------------
COMMUNICATIONS: 1.30%
   1,330,680  CINCINNATI BELL INCORPORATED<<                                                                     5,296,106
                                                                                                           ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.01%
     558,140  CHAMPION ENTERPRISES INCORPORATED<<+                                                               3,265,119
     133,810  CHEMED CORPORATION                                                                                 4,898,784
                                                                                                                 8,163,903
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 11.13%
     233,190  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                   1,322,187
     230,500  BROOKLINE BANCORP INCORPORATED                                                                     2,201,275
     270,720  DIME COMMUNITY BANCSHARES                                                                          4,469,587
     207,140  EAST WEST BANCORP INCORPORATED<<                                                                   1,462,408
     270,760  FIRSTMERIT CORPORATION                                                                             4,416,096
      99,360  IBERIABANK CORPORATION                                                                             4,418,539
     144,900  PACWEST BANCORP<<                                                                                  2,156,112
     161,580  PRIVATEBANCORP INCORPORATED<<                                                                      4,908,800
     267,860  PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                        3,752,719

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
     269,800  STERLING FINANCIAL CORPORATION                                                               $     1,116,972
     251,000  TEXAS CAPITAL BANCSHARES INCORPORATED+                                                             4,016,000
     471,540  UCBH HOLDINGS INCORPORATED<<                                                                       1,060,965
     277,910  UMPQUA HOLDINGS CORPORATION<<                                                                      3,371,048
     173,310  WEBSTER FINANCIAL CORPORATION                                                                      3,223,566
     143,690  WINTRUST FINANCIAL CORPORATION                                                                     3,427,007
                                                                                                                45,323,281
                                                                                                           ---------------
EATING & DRINKING PLACES: 2.50%
     445,150  CKE RESTAURANTS INCORPORATED                                                                       5,551,021
     257,300  LANDRY'S RESTAURANTS INCORPORATED<<                                                                4,623,681
                                                                                                                10,174,702
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.83%
     149,200  PORTLAND GENERAL ELECTRIC COMPANY                                                                  3,359,984
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 14.00%
     136,300  AO SMITH CORPORATION                                                                               4,474,729
     148,320  CERADYNE INCORPORATED<<+                                                                           5,087,376
     189,100  COMTECH TELECOMMUNICATIONS CORPORATION+                                                            9,265,900
     289,030  GREATBATCH INCORPORATED+                                                                           5,000,219
     322,200  PHOTRONICS INCORPORATED+                                                                           2,268,288
   1,356,490  POWERWAVE TECHNOLOGIES<<+                                                                          5,765,083
     101,120  REGAL-BELOIT CORPORATION                                                                           4,272,320
   1,347,040  RF MICRO DEVICES INCORPORATED<<+                                                                   3,906,416
     121,480  ROGERS CORPORATION<<+                                                                              4,566,433
     231,910  TECHNITROL INCORPORATED                                                                            3,940,151
     288,240  TTM TECHNOLOGIES INCORPORATED<<+                                                                   3,807,650
     215,970  WESTAR ENERGY INCORPORATED<<                                                                       4,645,515
                                                                                                                57,000,080
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT:
   0.88%
     444,770  MUELLER WATER PRODUCTS INCORPORATED<<                                                              3,589,294
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 1.71%
     261,650  HERCULES INCORPORATED                                                                              4,429,735
     195,050  PILGRIMS PRIDE CORPORATION<<                                                                       2,533,700
                                                                                                                 6,963,435
                                                                                                           ---------------
FURNITURE & FIXTURES: 0.70%
     497,330  SEALY CORPORATION<<+                                                                               2,854,674
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 0.75%
     275,890  CABELA'S INCORPORTED<<+                                                                            3,037,549
                                                                                                           ---------------
HEALTH SERVICES: 1.21%
     133,450  MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                           4,941,654
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.54%
     186,940  AMERICAN CAMPUS COMMUNITIES<<                                                                      5,204,410
     225,090  BIOMED REALTY TRUST INCORPORATED                                                                   5,521,458
     146,490  CORPORATE OFFICE PROPERTIES TRUST                                                                  5,029,002
     201,470  EQUITY ONE INCORPORATED                                                                            4,140,209
     265,550  FIRST POTOMAC REALTY TRUST                                                                         4,046,982
     276,200  FRANKLIN STREET PROPERTIES CORPORATION<<                                                           3,491,168
     155,190  LASALLE HOTEL PROPERTIES                                                                           3,899,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     205,960  SUNSTONE HOTEL INVESTORS INCORPORATED                                                        $     3,418,936
                                                                                                                34,752,090
                                                                                                           ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.50%
     272,420  AMERISTAR CASINOS INCORPORATED<<                                                                   3,764,844
     189,840  BOYD GAMING CORPORATION<<                                                                          2,384,390
     167,410  GAYLORD ENTERTAINMENT COMPANY<<+                                                                   4,011,144
                                                                                                                10,160,378
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.95%
     170,080  VERIGY LIMITED+                                                                                    3,862,517
                                                                                                           ---------------
INSURANCE CARRIERS: 5.94%
     334,950  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                  2,729,843
     115,671  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                         3,881,925
     193,650  ASSURED GUARANTY LIMITED<<                                                                         3,483,764
     272,660  HEALTHSPRING INCORPORATED+                                                                         4,602,501
     160,310  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                             5,227,709
     158,740  UNITED FIRE & CASUALTY COMPANY                                                                     4,274,868
                                                                                                                24,200,610
                                                                                                           ---------------
LEATHER & LEATHER PRODUCTS: 0.83%
     109,000  GENESCO INCORPORATED<<+                                                                            3,364,830
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.40%
     169,980  CUTERA INCORPORATED<<+                                                                             1,534,919
     336,252  EAGLE TEST SYSTEMS INCORPORATED<<+                                                                 3,766,022
     276,170  SYMMETRY MEDICAL INCORPORATED+                                                                     4,479,477
                                                                                                                 9,780,418
                                                                                                           ---------------
METAL FABRICATE, HARDWARE: 1.18%
      98,390  CHART INDUSTRIES INCORPORATED+                                                                     4,785,690
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.91%
     199,610  RC2 CORPORATION+                                                                                   3,704,762
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 0.79%
      98,520  DOLLAR TREE INCORPORATED+                                                                          3,220,619
                                                                                                           ---------------
OIL & GAS EXTRACTION: 3.37%
     120,380  HERCULES OFFSHORE INCORPORATED<<+                                                                  4,576,848
     238,570  KEY ENERGY SERVICES INCORPORATED+                                                                  4,633,029
     122,110  MARINER ENERGY INCORPORATED+                                                                       4,514,407
                                                                                                                13,724,284
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.54%
     533,750  HEADWATERS INCORPORATED<<+                                                                         6,282,238
                                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.52%
     271,980  COOPER TIRE & RUBBER COMPANY                                                                       2,132,323
                                                                                                           ---------------
SOCIAL SERVICES: 1.35%
     309,930  RES-CARE INCORPORATED+                                                                             5,510,555
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.04%
     127,330  CABOT MICROELECTRONICS CORPORATION<<+                                                        $     4,220,990
                                                                                                           ---------------
TRANSPORTATION BY AIR: 0.29%
     570,840  AIRTRAN HOLDINGS INCORPORATED<<+                                                                   1,164,514
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 3.99%
     445,360  ARVIN INDUSTRIES INCORPORATED<<                                                                    5,558,093
     167,040  ATC TECHNOLOGY CORPORATION+                                                                        3,888,691
     247,040  MARTEN TRANSPORT LIMITED+                                                                          3,945,229
     209,810  TENNECO AUTOMOTIVE INCORPORATED+                                                                   2,838,729
                                                                                                                16,230,742
                                                                                                           ---------------
TRANSPORTATION SERVICES: 1.43%
     131,670  GATX CORPORATION                                                                                   5,836,931
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 3.62%
     190,390  A.M. CASTLE & COMPANY                                                                              5,447,058
     238,700  INTERLINE BRANDS INCORPORATED+                                                                     3,802,488
     137,100  WESCO INTERNATIONAL INCORPORATED+                                                                  5,489,482
                                                                                                                14,739,028
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $489,831,009)                                                                        387,560,658
                                                                                                           ---------------
COLLATERAL FOR SECURITIES LENDING: 14.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.32%
   1,210,032  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                           1,210,032
   1,390,634  DAILY ASSETS FUND INSTITUTIONAL                                                                    1,390,634
   1,390,634  DREYFUS CASH MANAGEMENT FUND                                                                       1,390,634
   1,390,634  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    1,390,634
                                                                                                                 5,381,934
                                                                                                           ---------------

 PRINCIPAL                                                                   INTEREST RATE  MATURITY DATE
------------                                                                 -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.81%
$    451,505  BANCO SANTANDER TOTTA LOAN+/-++                                     2.48%       10/15/2008           451,277
  10,113,702  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $10,114,446)          2.65        07/01/2008        10,113,702
     270,903  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $270,920)             2.25        07/01/2008           270,903
     451,505  BANK OF IRELAND+/-++                                                2.67        10/14/2008           451,326
   1,047,491  BANK OF IRELAND+/-++                                                3.30        07/01/2008         1,047,491
   1,462,875  BANK OF IRELAND+/-++                                                3.75        07/01/2008         1,462,875
   1,264,213  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $1,264,292)           2.25        07/01/2008         1,264,213
     541,805  BEAGLE FUNDING LLC++                                                2.50        07/01/2008           541,805
     957,985  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.40        02/25/2008           689,749
     736,768  CHEYNE FINANCE LLC+/-++(A)(I)####                                   6.48        05/19/2008           530,473
  10,836,109  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $10,836,892)          2.60        07/01/2008        10,836,109
   1,625,416  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                 $1,625,551)                                                      3.00        07/01/2008         1,625,416
   6,321,064  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $6,321,538)           2.70        07/01/2008         6,321,064
     270,903  ELYSIAN FUNDING LLC++                                               2.70        07/01/2008           270,903
     244,589  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE-BACKED SECURITIES (MATURITY
                 VALUE $244,605)                                                  2.40        07/01/2008           244,589
   1,173,912  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)                    2.55        10/16/2008         1,173,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
------------  -------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,661,537  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,661,680)              3.10%       07/01/2008   $     1,661,537
   2,799,328  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE-BACKED SECURITIES (MATURITY VALUE $2,799,542)           2.75        07/01/2008         2,799,328
   1,625,416  LEHMAN BROTHERS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,625,556)             3.10        07/01/2008         1,625,416
     903,009  LINKS FINANCE LLC+/-++                                              2.58        08/15/2008           901,051
   1,354,514  MAZARIN FUNDING CORPORATION+/-++                                    2.57        08/04/2008         1,352,770
      83,528  MORGAN STANLEY+/-                                                   2.60        10/15/2008            83,466
     903,009  NORTHERN ROCK PLC+/-++                                              2.49        10/03/2008           900,361
     180,602  PALISADES INSURANCE COMPANY                                         3.05        07/02/2008           180,587
     740,467  SHEFFIELD RECEIVABLES CORPORATION++                                 3.00        07/07/2008           740,097
     559,866  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.73        04/03/2008           459,090
     903,009  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                       5.95        02/15/2008           740,467
     234,782  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                3.00        07/07/2008           234,665
     451,505  TICONDEROGA FUNDING LIMITED++                                       2.43        07/02/2008           451,474
     451,505  UNICREDITO ITALIANO BANK (IRELAND)+/-++                             2.50        10/14/2008           451,353
     451,505  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  2.48        10/08/2008           451,361
     451,505  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.55        08/07/2008           370,234
     776,588  VICTORIA FINANCE LLC+/-++(A)(I)####                                 2.83        07/28/2008           636,802
     903,009  WHITE PINE FINANCE LLC+/-++(A)(I)####                               5.43        02/22/2008           828,058
                                                                                                                52,163,924
                                                                                                           ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $58,428,895)                                                      57,545,858
                                                                                                           ---------------
SHARES

SHORT-TERM INVESTMENTS: 4.40%
  17,921,719  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      17,921,719
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,921,719)                                                                 17,921,719
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $566,181,623)*                                                 113.73%                               $   463,028,235
OTHER ASSETS AND LIABILITIES, NET                                    (13.73)                                   (55,892,303)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   407,135,932
                                                                     ------                                ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,921,719.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES         SECURITY NAME                                                                                    VALUE
------------  -------------------------------------------------------------                                ---------------
COMMON STOCKS: 97.65%
AMUSEMENT & RECREATION SERVICES: 0.37%
     135,105  CENTURY CASINOS INCORPORATED+                                                                $       443,144
      38,100  LAKES ENTERTAINMENT INCORPORATED+                                                                    250,698
     240,900  WESTWOOD ONE INCORPORATED+                                                                           298,716
                                                                                                                   992,558
                                                                                                           ---------------
APPAREL & ACCESSORY STORES: 2.20%
      43,411  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                770,979
     151,800  CHARMING SHOPPES INCORPORATED+                                                                       696,762
      38,600  CHRISTOPHER & BANKS CORPORATION                                                                      262,480
      19,000  CITI TRENDS INCORPORATED+                                                                            430,540
     116,800  COLDWATER CREEK INCORPORATED+                                                                        616,704
      17,000  COLLECTIVE BRANDS INCORPORATED+                                                                      197,710
     103,211  DELIA*S INCORPORATED+                                                                                207,454
      55,200  HEELYS INCORPORATED+                                                                                 224,112
     126,400  NEW YORK AND COMPANY INCORPORATED+                                                                 1,154,032
      15,900  STAGE STORES INCORPORATED                                                                            185,553
      44,900  THE CATO CORPORATION CLASS A                                                                         639,376
     106,200  WET SEAL INCORPORATED CLASS A+                                                                       506,574
                                                                                                                 5,892,276
                                                                                                           ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.57%
       2,700  COLUMBIA SPORTSWEAR COMPANY                                                                           99,225
      55,000  MAIDENFORM BRANDS INCORPORATED+                                                                      742,500
      36,900  MOTHERS WORK INCORPORATED+                                                                           371,583
      10,900  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                215,384
      39,700  TEFRON LIMITED                                                                                        95,280
                                                                                                                 1,523,972
                                                                                                           ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.25%
      38,025  AMERICA'S CAR-MART INCORPORATED+                                                                     681,408
                                                                                                           ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
     103,400  MONRO MUFFLER BRAKE INCORPORATED                                                                   1,601,666
                                                                                                           ---------------
BIOPHARMACEUTICALS: 0.05%
       2,100  CEPHALON INCORPORATED+                                                                               140,049
                                                                                                           ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.52%
      20,571  CAVCO INDUSTRIES INCORPORATED+                                                                       673,289
      87,065  PALM HARBOR HOMES INCORPORATED+                                                                      481,469
       7,100  PERINI CORPORATION+                                                                                  234,655
                                                                                                                 1,389,413
                                                                                                           ---------------
BUSINESS SERVICES: 13.86%
     443,525  3COM CORPORATION+                                                                                    940,273
      57,580  ABM INDUSTRIES INCORPORATED                                                                        1,281,155
      69,300  AMERICAN SOFTWARE INCORPORATED CLASS A                                                               390,852
     327,200  APAC CUSTOMER SERVICES INCORPORATED+                                                                 523,520
     261,792  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                              3,199,098
      17,000  BARRETT BUSINESS SERVICES INCORPORATED                                                               201,110
     289,800  BORLAND SOFTWARE CORPORATION+                                                                        394,128
      52,700  CAI INTERNATIONAL INCORPORATED+                                                                      916,980
      19,300  COMSYS IT PARTNERS INCORPORATED+                                                                     176,016
     253,200  CONVERGYS CORPORATION+                                                                             3,762,552
      20,700  COREL CORPORATION+                                                                                   193,752

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
      19,060  DELUXE CORPORATION                                                                           $       339,651
      24,500  EARTHLINK INCORPORATED+                                                                              211,925
      21,000  ELECTRO RENT CORPORATION                                                                             263,340
      37,500  ELECTRONICS FOR IMAGING INCORPORATED+                                                                547,500
      47,900  FAIR ISAAC CORPORATION                                                                               994,883
      63,550  GERBER SCIENTIFIC INCORPORATED+                                                                      723,199
      29,131  GEVITY HR INCORPORATED                                                                               156,725
      89,200  GSE SYSTEMS INCORPORATED+                                                                            794,772
      84,400  HACKETT GROUP INCORPORATED+                                                                          484,456
      97,732  HEALTHCARE SERVICES GROUP                                                                          1,486,504
     217,765  HILL INTERNATIONAL INCORPORATED+                                                                   3,580,057
     181,400  HLTH CORPORATION+                                                                                  2,053,448
      63,600  I2 TECHNOLOGIES INCORPORATED+                                                                        790,548
      78,900  INFOGROUP INCORPORATED                                                                               346,371
      75,000  JDA SOFTWARE GROUP INCORPORATED+                                                                   1,357,500
      26,900  LAWSON SOFTWARE INCORPORATED+                                                                        195,563
     195,900  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                505,422
      19,600  MENTOR GRAPHICS CORPORATION+                                                                         309,680
     210,600  MIDWAY GAMES INCORPORATED+                                                                           463,320
      46,100  MONSTER WORLDWIDE INCORPORATED+                                                                      950,121
      39,500  MSC SOFTWARE CORPORATION+                                                                            433,710
      43,200  NOVELL INCORPORATED+                                                                                 254,448
      38,800  PEGASYSTEMS INCORPORATED                                                                             522,248
      14,600  PEROT SYSTEMS CORPORATION CLASS A+                                                                   219,146
      73,700  PLATO LEARNING INCORPORATED+                                                                         195,305
      50,110  REALNETWORKS INCORPORATED+                                                                           330,726
      54,485  RHAPSODY ACQUISITION CORPORATION+                                                                    433,156
       7,600  ROLLINS INCORPORATED                                                                                 112,632
      38,600  SPSS INCORPORATED+                                                                                 1,403,882
      94,100  SUPPORTSOFT INCORPORATED+                                                                            305,825
      12,933  SYBASE INCORPORATED+                                                                                 380,489
      18,000  SYKES ENTERPRISES INCORPORATED+                                                                      339,480
     141,430  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                            1,132,854
      74,600  WEBMD HEALTH CORPORATION+                                                                          2,081,340
      10,700  WEBSENSE INCORPORATED+                                                                               180,188
      31,600  WEBSITE PROS INCORPORATED+                                                                           263,228
                                                                                                                37,123,078
                                                                                                           ---------------
CHEMICALS & ALLIED PRODUCTS: 2.02%
      19,540  ALPHARMA INCORPORATED CLASS A+                                                                       440,236
       4,800  CHATTEM INCORPORATED+                                                                                312,240
      45,200  ELIZABETH ARDEN INCORPORATED+                                                                        686,136
      85,300  ICO INCORPORATED+                                                                                    513,506
      55,600  LANDEC CORPORATION+                                                                                  359,732
      35,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                  374,150
     112,200  ORASURE TECHNOLOGIES INCORPORATED+                                                                   419,628
      98,450  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                             1,049,477
      12,400  ROCKWOOD HOLDINGS INCORPORATED+                                                                      431,520
       8,800  RPM INTERNATIONAL INCORPORATED                                                                       181,280
      18,700  SCIELE PHARMA INCORPORATED+                                                                          361,845
      58,353  SERACARE LIFE SCIENCES INCORPORATED+                                                                 285,346
                                                                                                                 5,415,096
                                                                                                           ---------------
COMMUNICATIONS: 1.67%
      63,865  CHINA GRENTECH CORPORATION LIMITED ADR+                                                              291,224
     160,115  CINCINNATI BELL INCORPORATED                                                                         637,258
     296,245  MASTEC INCORPORATED+                                                                               3,157,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
      27,500  PREMIERE GLOBAL SERVICES INCORPORATED+                                                       $       400,950
                                                                                                                 4,487,404
                                                                                                           ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.90%
     289,130  CHAMPION ENTERPRISES INCORPORATED+                                                                 1,691,411
      20,800  COMFORT SYSTEMS USA INCORPORATED                                                                     279,552
      29,800  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                        453,854
                                                                                                                 2,424,817
                                                                                                           ---------------
DEPOSITORY INSTITUTIONS: 5.92%
      27,156  AMCORE FINANCIAL INCORPORATED                                                                        153,703
      33,500  AMERICANWEST BANCORPORATION+                                                                          76,045
      27,200  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                190,672
      23,100  ASTORIA FINANCIAL CORPORATION                                                                        463,848
       6,500  BANK OF THE OZARKS INCORPORATED                                                                       96,590
      15,800  BANNER CORPORATION                                                                                   139,988
      14,000  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                        79,380
       6,900  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                 73,554
       9,700  CITY BANK LYNNWOOD WASHINGTON                                                                         83,420
      19,800  COMMONWEALTH BANKSHARES INCORPORATION                                                                249,876
      19,100  COMMUNITY BANCORP+                                                                                    95,691
      12,800  COMMUNITY TRUST BANCORP                                                                              336,128
       8,500  EAST WEST BANCORP INCORPORATED                                                                        60,010
      84,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                             786,519
     267,500  FIRST FINANCIAL BANCORP                                                                            2,461,000
       4,700  FIRST FINANCIAL CORPORATION                                                                          143,867
      11,000  FIRST MIDWEST BANCORP INCORPORATED                                                                   205,150
      15,000  FIRST REGIONAL BANCORP+                                                                               84,150
      42,208  FIRST SECURITY GROUP INCORPORATED                                                                    235,521
      16,400  FIRST STATE BANCORPORATION                                                                            90,200
      19,500  FIRSTMERIT CORPORATION                                                                               318,045
      15,500  GREAT SOUTHERN BANCORP INCORPORATION                                                                 125,860
       9,700  INTEGRA BANK CORPORATION                                                                              75,951
      16,400  INTERNATIONAL BANCSHARES CORPORATION                                                                 350,468
      89,600  MARSHALL & ILSLEY CORPORATION                                                                      1,373,568
       5,570  MIDWEST BANC HOLDINGS INCORPORATED                                                                    27,126
      55,517  NATIONAL PENN BANCSHARES INCORPORATED                                                                737,266
       3,900  NBT BANCORP INCORPORATED                                                                              80,379
      43,700  NEWBRIDGE BANCORPORATION                                                                             301,530
       8,200  NORTHRIM BANCORP INCORPORATED                                                                        148,994
      35,800  OLD NATIONAL BANCORP                                                                                 510,508
      15,100  PACIFIC CAPITAL BANCORP                                                                              208,078
      12,700  PACWEST BANCORP                                                                                      188,976
      15,000  PROVIDENT BANKSHARES CORPORATION                                                                      95,700
      21,300  SOUTHWEST BANCORP INCORPORATED OKLAHOMA                                                              244,950
      16,600  STELLARONE CORPORATION                                                                               242,360
      10,500  STERLING BANCSHARES INCORPORATED (TEXAS)                                                              95,445
      42,100  STERLING FINANCIAL CORPORATION                                                                       174,294
      50,400  SUSQUEHANNA BANCSHARES INCORPORATED                                                                  689,976
       6,000  TCF FINANCIAL CORPORATION                                                                             72,180
      13,300  TEXAS CAPITAL BANCSHARES INCORPORATION+                                                              212,800
      41,000  UCBH HOLDINGS INCORPORATED                                                                            92,250
       9,100  UMB FINANCIAL CORPORATION                                                                            466,557
      71,000  UMPQUA HOLDINGS CORPORATION                                                                          861,230
      31,600  UNITED COMMUNITY BANKS INCORPORATED                                                                  269,548
       5,800  UNIVEST CORPORATION OF PENNSYLVANIA                                                                  115,188
      13,755  VALLEY NATIONAL BANCORP                                                                              216,916
      23,900  WASHINGTON FEDERAL INCORPORATED                                                                      432,590
      17,200  WEBSTER FINANCIAL CORPORATION                                                                        319,920
      17,600  WEST COAST BANCORP OREGON                                                                            152,592

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       4,200  WHITNEY HOLDING CORPORATION                                                                  $        76,860
      18,400  WILMINGTON TRUST CORPORATION                                                                         486,496
                                                                                                                15,869,913
                                                                                                           ---------------
EATING & DRINKING PLACES: 0.90%
      61,100  CEC ENTERTAINMENT INCORPORATED+                                                                    1,711,411
      39,000  MORTON'S RESTAURANT GROUP INCORPORATED+                                                              268,320
      33,400  O'CHARLEYS INCORPORATED                                                                              336,004
      19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                     97,194
                                                                                                                 2,412,929
                                                                                                           ---------------
EDUCATIONAL SERVICES: 0.99%
     116,700  CORINTHIAN COLLEGES INCORPORATED+                                                                  1,354,887
      52,300  LEARNING TREE INTERNATIONAL INCORPORATED+                                                            894,330
      34,540  LINCOLN EDUCATIONAL SERVICES+                                                                        401,700
                                                                                                                 2,650,917
                                                                                                           ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.70%
      39,000  CLEAN HARBORS INCORPORATED+                                                                        2,771,340
         500  IDACORP INCORPORATED                                                                                  14,445
      22,570  NEWALTA                                                                                              448,466
     182,200  NISOURCE INCORPORATED                                                                              3,265,024
      10,500  PORTLAND GENERAL ELECTRIC COMPANY                                                                    236,460
      15,700  UNISOURCE ENERGY CORPORATION                                                                         486,857
                                                                                                                 7,222,592
                                                                                                           ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.26%
       2,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           9,499
     191,200  ARRIS GROUP INCORPORATED+                                                                          1,615,640
      48,000  CTS CORPORATION                                                                                      482,400
      10,100  DIODES INCORPORATED+                                                                                 279,164
     117,653  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                             118,830
      55,900  EXAR CORPORATION+                                                                                    421,486
      10,900  HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                        103,441
       6,700  HELEN OF TROY LIMITED+                                                                               108,004
       9,700  HOUSTON WIRE & CABLE COMPANY                                                                         193,030
      12,200  IMATION CORPORATION                                                                                  279,624
      24,770  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                         426,044
     135,300  JABIL CIRCUIT INCORPORATED                                                                         2,220,273
     162,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                             1,221,366
     565,590  MRV COMMUNICATIONS INCORPORATED+                                                                     673,052
      33,535  OSI SYSTEMS INCORPORATED+                                                                            718,320
     165,100  POWER-ONE INCORPORATED+                                                                              312,039
      72,290  RICHARDSON ELECTRONICS LIMITED                                                                       428,680
      39,300  SMART MODULAR TECHNOLOGIES INCORPORATED+                                                             150,519
      66,500  SYMMETRICOM INCORPORATED+                                                                            255,360
      40,200  TRIDENT MICROSYSTEMS INCORPORATED+                                                                   146,730
      24,900  UNIVERSAL ELECTRONICS INCORPORATED+                                                                  520,410
      30,200  ZOLTEK COMPANIES INCORPORATED+                                                                       732,350
                                                                                                                11,416,261
                                                                                                           ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.93%
      15,400  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                       339,416
      93,400  CRA INTERNATIONAL INCORPORATED+                                                                    3,376,410
      24,290  INFINITY PHARMACEUTICALS INCORPORATED+                                                               190,434
     161,370  SYMYX TECHNOLOGIES INCORPORATED+                                                                   1,126,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       5,500  TETRA TECH INCORPORATED+                                                                     $       124,410
       3,100  TRIMERIS INCORPORATED+                                                                                14,632
                                                                                                                 5,171,665
                                                                                                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.26%
       4,800  CROWN HOLDINGS INCORPORATED+                                                                         124,752
      41,100  MATERIAL SCIENCES CORPORATION+                                                                       332,910
       2,200  VALMONT INDUSTRIES INCORPORATED                                                                      229,438
                                                                                                                   687,100
                                                                                                           ---------------
FINANCIAL SERVICES: 0.08%
       8,480  KBW REGIONAL BANKING ETF                                                                             224,720
                                                                                                           ---------------
FOOD & KINDRED PRODUCTS: 4.31%
      87,105  DEL MONTE FOODS COMPANY                                                                              618,446
      23,250  FLOWERS FOODS INCORPORATED                                                                           658,905
     125,700  HERCULES INCORPORATED                                                                              2,128,101
      13,900  MATRIXX INITIATIVES INCORPORATED+                                                                    231,574
     215,389  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                               5,412,726
     128,579  UNITED NATURAL FOODS INCORPORATED+                                                                 2,504,719
                                                                                                                11,554,471
                                                                                                           ---------------
FOOD STORES: 1.35%
      21,000  INGLES MARKETS INCORPORATED CLASS A                                                                  489,930
      44,600  THE PANTRY INCORPORATED+                                                                             475,436
     165,100  WINN-DIXIE STORES INCORPORATED+                                                                    2,644,902
                                                                                                                 3,610,268
                                                                                                           ---------------
FOOTWEAR: 0.09%
      29,900  CROCS INCORPORATED+                                                                                  239,499
                                                                                                           ---------------
FURNITURE & FIXTURES: 0.36%
      16,700  HNI CORPORATION                                                                                      294,922
      63,700  LSI INDUSTRIES INCORPORATED                                                                          517,244
      25,200  SEALY CORPORATION+                                                                                   144,648
                                                                                                                   956,814
                                                                                                           ---------------
GENERAL MERCHANDISE STORES: 0.08%
      47,000  RETAIL VENTURES INCORPORATED+                                                                        216,200
                                                                                                           ---------------
HEALTH SERVICES: 2.33%
     144,900  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                        288,351
      30,400  AMERICAN DENTAL PARTNERS INCORPORATED+                                                               360,848
     119,300  BIOSCRIP INCORPORATED+                                                                               308,987
      79,900  CARDIAC SCIENCE CORPORATION+                                                                         655,180
      58,490  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                               842,841
      33,050  ENSIGN GROUP INCORPORATED                                                                            380,075
      90,900  FIVE STAR QUALITY CARE INCORPORATED+                                                                 429,957
      32,520  GENTIVA HEALTH SERVICES INCORPORATED+                                                                619,506
      11,940  HEALTHSOUTH REHABILITATION CORPORATION+                                                              198,562
   1,253,000  HOOPER HOLMES INCORPORATED+                                                                        1,278,060
      59,400  NAUTILUS GROUP INCORPORATED                                                                          301,752
      68,600  NOVAMED INCORPORATED+                                                                                258,622
      20,000  REHABCARE GROUP INCORPORATED+                                                                        320,600
                                                                                                                 6,243,341
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.28%
      38,230  STERLING CONSTRUCTION COMPANY INCORPORATED+                                                  $       759,248
                                                                                                           ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.30%
      28,600  AGREE REALTY CORPORATION                                                                             630,630
      89,755  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                            1,392,100
     166,100  ANTHRACITE CAPITAL INCORPORATED                                                                    1,169,344
     321,345  ANWORTH MORTGAGE ASSET CORPORATION                                                                 2,091,956
      35,808  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                  1,219,621
      76,250  CAPSTEAD MORTGAGE CORPORATION                                                                        827,313
      46,300  CARE INVESTMENT TRUST INCORPORATED                                                                   436,609
      63,700  FELDMAN MALL PROPERTIES INCORPORATED+                                                                 69,433
      13,800  GLIMCHER REALTY TRUST                                                                                154,284
      41,380  HILLTOP HOLDINGS INCORPORATED                                                                        426,628
      75,500  JER INVESTORS TRUST INCORPORATED                                                                     475,650
      71,600  MEDICAL PROPERTIES TRUST INCORPORATED                                                                724,592
     141,585  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                923,134
     221,150  ORIGEN FINANCIAL INCORPORATED                                                                        329,514
      17,600  RAIT INVESTMENT TRUST                                                                                130,592
      58,575  UMH PROPERTIES INCORPORATED                                                                          512,531
                                                                                                                11,513,931
                                                                                                           ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.14%
     152,500  BELL MICROPRODUCTS INCORPORATED+                                                                     369,050
                                                                                                           ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.38%
      27,895  EMPIRE RESORTS INCORPORATED+                                                                          81,732
      17,200  MTR GAMING GROUP INCORPORATED+                                                                        82,044
     121,035  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                               844,824
                                                                                                                 1,008,600
                                                                                                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.56%
      35,200  BLOUNT INTERNATIONAL INCORPORATED+                                                                   408,672
       8,500  BRIGGS & STRATTON CORPORATION                                                                        107,780
      71,020  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                         585,205
      42,200  COLUMBUS MCKINNON CORPORATION+                                                                     1,016,176
      96,575  CRAY INCORPORATED+                                                                                   448,108
       5,300  DIEBOLD INCORPORATED                                                                                 188,574
      72,200  DOT HILL SYSTEMS CORPORATION+                                                                        182,666
     402,100  ENTEGRIS INCORPORATED+                                                                             2,633,755
      64,300  FLANDER CORPORATION+                                                                                 389,015
       9,200  GARDNER DENVER INCORPORATED+                                                                         522,560
     596,900  INFOCUS CORPORATION+                                                                                 895,350
     246,360  INTERMEC INCORPORATED+                                                                             5,193,269
      27,200  INTEVAC INCORPORATED+                                                                                306,816
      79,000  NN INCORPORATED                                                                                    1,101,260
         200  PLANAR SYSTEMS INCORPORATED+                                                                             520
      60,800  QUALSTAR CORPORATION                                                                                 184,832
      17,500  RACKABLE SYSTEMS INCORPORATED+                                                                       234,500
      20,700  RIMAGE CORPORATION+                                                                                  256,473
      47,700  SPARTECH CORPORATION                                                                                 449,811
         400  TENNANT COMPANY                                                                                       12,028
      10,900  TIMKEN COMPANY                                                                                       359,046
     277,400  ULTRATECH INCORPORATED+                                                                            4,305,248
      88,680  VOYAGER LEARNING COMPANY+                                                                            483,306
                                                                                                                20,264,970
                                                                                                           ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.90%
   325,300  CRAWFORD & COMPANY CLASS A+                                                                          2,033,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  ---------------------------------------------------------------                              ---------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
      21,300  ONEBEACON INSURANCE GROUP LIMITED                                                            $       374,241
                                                                                                                 2,407,366
                                                                                                           ---------------
INSURANCE CARRIERS: 4.03%
      37,000  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                          251,600
      88,000  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                      717,200
      41,500  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                             596,770
      67,250  AMERISAFE INCORPORATED+                                                                            1,071,965
      28,196  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                           946,258
      24,550  CASTLEPOINT HOLDINGS LIMITED                                                                         223,160
     103,100  CRM HOLDINGS LIMITED+                                                                                346,416
      12,800  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                          296,192
      53,300  DONEGAL GROUP INCORPORATED CLASS A                                                                   845,871
      20,700  EMC INSURANCE GROUP INCORPORATED                                                                     498,456
      12,500  HARLEYSVILLE GROUP INCORPORATED                                                                      422,875
      25,600  KINGSWAY FINANCIAL SERVICES INCORPORATED                                                             222,464
      99,200  MEADOWBROOK INSURANCE GROUP INCORPORATED                                                             525,760
      12,780  MERCURY GENERAL CORPORATION                                                                          597,082
      14,165  NYMAGIC INCORPORATED                                                                                 271,401
      57,900  PMA CAPITAL CORPORATION CLASS A+                                                                     533,259
      41,900  PROCENTURY CORPORATION                                                                               663,696
      55,400  SEABRIGHT INSURANCE HOLDINGS+                                                                        802,192
      12,700  STANCORP FINANCIAL GROUP INCORPORATED                                                                596,392
      10,300  STATE AUTO FINANCIAL CORPORATION                                                                     246,479
       3,200  ZENITH NATIONAL INSURANCE CORPORATION                                                                112,512
                                                                                                                10,788,000
                                                                                                           ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.52%
      61,734  GEO GROUP INCORPORATED+                                                                            1,389,015
                                                                                                           ---------------
LEATHER & LEATHER PRODUCTS: 0.45%
      80,385  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                   81,189
      31,000  SHOE CARNIVAL INCORPORATED+                                                                          365,490
      21,400  TIMBERLAND COMPANY+                                                                                  349,890
      15,300  WEYCO GROUP INCORPORATED                                                                             405,909
                                                                                                                 1,202,478
                                                                                                           ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.44%
      18,600  LOUISIANA-PACIFIC CORPORATION                                                                        157,914
      27,380  NOBILITY HOMES INCORPORATED                                                                          436,711
      24,706  SKYLINE CORPORATION                                                                                  580,591
                                                                                                                 1,175,216
                                                                                                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.33%
     169,354  ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                            1,151,607
      49,300  CANTEL INDUSTRIES+                                                                                   498,916
      21,766  COHERENT INCORPORATED+                                                                               650,586
     152,265  CREDENCE SYSTEMS CORPORATION+                                                                        197,945
      51,082  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                  86,839
      47,700  EDAP TMS SA ADR+                                                                                     142,623
      14,600  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                240,754
     169,200  HEALTHTRONICS INCORPORATED+                                                                          553,284
     173,380  HERLEY INDUSTRIES INCORPORATED+                                                                    2,302,486
      36,700  HOME DIAGNOSTICS INCORPORATION+                                                                      332,502
      10,200  ICU MEDICAL INCORPORATED+                                                                            233,376
      93,800  NEWPORT CORPORATION+                                                                               1,068,382
      31,370  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                               32,625
     118,600  PERKINELMER INCORPORATED                                                                           3,303,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (continued)
      61,177  VITAL SIGNS INCORPORATED                                                                     $     3,473,630
                                                                                                                14,268,565
                                                                                                           ---------------
METAL MINING: 2.41%
     109,430  APEX SILVER MINES LIMITED+                                                                           537,301
      21,160  GOLDCORP INCORPORATED                                                                                976,957
      56,690  NOVAGOLD RESOURCES INCORPORATED+                                                                     422,341
      65,405  PETAQUILLA MINERALS LIMITED+                                                                          90,259
      84,470  RANDGOLD RESOURCES LIMITED ADR                                                                     3,900,825
      32,631  YAMANA GOLD INCORPORATED                                                                             539,723
                                                                                                                 6,467,406
                                                                                                           ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.02%
     153,830  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                     67,685
                                                                                                           ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.16%
      43,400  ACCO BRANDS CORPORATION+                                                                             487,382
      25,600  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                             748,032
     411,000  LEAPFROG ENTERPRISES INCORPORATED+                                                                 3,419,520
      21,200  LYDALL INCORPORATED+                                                                                 266,060
       5,800  RC2 CORPORATION+                                                                                     107,648
      34,100  RUSS BERRIE & COMPANY INCORPORATED+                                                                  271,777
      23,100  STANDEX INTERNATIONAL CORPORATION                                                                    479,094
                                                                                                                 5,779,513
                                                                                                           ---------------
MISCELLANEOUS RETAIL: 0.43%
      49,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                 345,450
      22,700  OFFICE DEPOT INCORPORATED+                                                                           248,338
      41,000  PC MALL INCORPORATED+                                                                                555,960
                                                                                                                 1,149,748
                                                                                                           ---------------
MOTION PICTURES: 0.03%
      80,500  WPT ENTERPRISES INCORPORATED+                                                                         82,915
                                                                                                           ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.19%
     127,657  MCG CAPITAL CORPORATION                                                                              508,075
                                                                                                           ---------------
OIL & GAS EXTRACTION: 8.45%
       3,400  ATWOOD OCEANICS INCORPORATED+                                                                        422,756
      40,300  BRIGHAM EXPLORATION COMPANY+                                                                         637,949
       9,400  COMSTOCK RESOURCES INCORPORATED+                                                                     793,642
       9,020  FOREST OIL CORPORATION                                                                               671,990
     136,530  GLOBAL INDUSTRIES LIMITED+                                                                         2,447,983
      41,495  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                         1,727,852
      17,130  HELMERICH & PAYNE INCORPORATED                                                                     1,233,703
      73,595  KEY ENERGY SERVICES INCORPORATED+                                                                  1,429,215
      85,700  MCMORAN EXPLORATION COMPANY+                                                                       2,358,464
     255,710  NEWPARK RESOURCES INCORPORATED+                                                                    2,009,881
      15,605  OCEANEERING INTERNATIONAL INCORPORATED+                                                            1,202,365
       8,270  PRIDE INTERNATIONAL INCORPORATED+                                                                    391,088
      38,870  RANGE RESOURCES CORPORATION                                                                        2,547,540
       4,205  SANDRIDGE ENERGY INCORPORATED+                                                                       271,559
      12,500  SUPERIOR ENERGY SERVICES INCORPORATED+                                                               689,250
     205,400  SYNTROLEUM CORPORATION+                                                                              351,234
      56,020  TRILOGY ENERGY TRUST                                                                                 746,604
       5,300  UNIT CORPORATION+                                                                                    439,741
      31,800  WARREN RESOURCES INCORPORATED+                                                                       466,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
      40,825  WILLBROS GROUP INCORPORATED+                                                                 $     1,788,543
                                                                                                                22,628,183
                                                                                                           ---------------
PAPER & ALLIED PRODUCTS: 0.65%
     106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                   900,990
      84,690  CHESAPEAKE CORPORATION+                                                                              199,022
       7,900  SONOCO PRODUCTS COMPANY                                                                              244,505
      41,500  STANDARD REGISTER COMPANY                                                                            391,345
                                                                                                                 1,735,862
                                                                                                           ---------------
PERSONAL SERVICES: 0.10%
      10,600  REGIS CORPORATION                                                                                    279,310
                                                                                                           ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.11%
      30,100  DELEK US HOLDINGS INCORPORATED                                                                       277,221
      39,515  INTEROIL CORPORATION+                                                                              1,161,741
      52,100  WD-40 COMPANY                                                                                      1,523,925
                                                                                                                 2,962,887
                                                                                                           ---------------
PIPELINES: 0.18%
       9,800  ENBRIDGE ENERGY PARTNERS LP                                                                          493,038
                                                                                                           ---------------
PRIMARY METAL INDUSTRIES: 0.06%
       4,400  BELDEN CDT INCORPORATED                                                                              149,072
                                                                                                           ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.65%
      18,000  AMERICAN GREETINGS CORPORATION CLASS A                                                               222,120
      40,800  ENNIS INCORPORATED                                                                                   638,520
      64,255  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                          309,709
      24,785  MCCLATCHY COMPANY CLASS A                                                                            168,042
      12,000  MULTI-COLOR CORPORATION                                                                              251,880
     458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                          2,263,508
      83,600  PRESSTEK INCORPORATED+                                                                               414,656
      53,270  R.H. DONNELLEY CORPORATION                                                                           159,810
                                                                                                                 4,428,245
                                                                                                           ---------------
REAL ESTATE: 0.25%
      19,740  HATTERAS FINANCIAL CORPORATION                                                                       453,823
      21,300  THOMAS PROPERTIES GROUP INCORPORATED                                                                 209,592
                                                                                                                   663,415
                                                                                                           ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.27%
      53,300  LEXINGTON CORPORATE PROPERTIES TRUST                                                                 726,479
                                                                                                           ---------------
RESTAURANTS: 0.08%
      22,700  MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                          218,828
                                                                                                           ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
     147,883  INTERTAPE POLYMER GROUP INCORPORATED                                                                 485,056
       4,521  JARDEN CORPORATION+                                                                                   82,463
      28,300  SEALED AIR CORPORATION                                                                               537,983
                                                                                                                 1,105,502
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.04%
      14,695  MARKETAXESS HOLDINGS INCORPORATED+                                                           $       111,094
                                                                                                           ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.58%
      90,100  GENTEX CORPORATION                                                                                 1,301,044
      50,570  US CONCRETE INCORPORATED+                                                                            240,713
                                                                                                                 1,541,757
                                                                                                           ---------------
TRANSPORTATION BY AIR: 0.40%
      65,185  AIRTRAN HOLDINGS INCORPORATED+                                                                       132,977
      33,845  JETBLUE AIRWAYS CORPORATION+                                                                         126,242
       6,215  PHI INCORPORATED+                                                                                    249,843
      14,030  PHI INCORPORATED (NON-VOTING)+                                                                       563,585
                                                                                                                 1,072,647
                                                                                                           ---------------
TRANSPORTATION EQUIPMENT: 2.24%
      23,200  ARCTIC CAT INCORPORATED                                                                              182,120
      31,200  ATC TECHNOLOGY CORPORATION+                                                                          726,336
      22,997  EXIDE TECHNOLOGIES+                                                                                  385,430
     176,200  FEDERAL SIGNAL CORPORATION                                                                         2,114,400
     182,505  FLEETWOOD ENTERPRISES INCORPORATED                                                                   478,163
      42,575  HI SHEAR TECHNOLOGY CORPORATION                                                                      538,574
      53,300  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                          1,022,294
      11,300  WABTEC CORPORATION                                                                                   549,406
                                                                                                                 5,996,723
                                                                                                           ---------------
TRANSPORTATION SERVICES: 0.68%
      34,600  DYNAMEX INCORPORATED+                                                                                927,626
       9,000  GATX CORPORATION                                                                                     398,970
      23,300  PACER INTERNATIONAL INCORPORATED                                                                     501,183
                                                                                                                 1,827,779
                                                                                                           ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.15%
     117,300  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                      1,489,710
      34,000  SCHOOL SPECIALTY INCORPORATED+                                                                     1,010,820
      96,800  SOURCE INTERLINK COMPANIES INCORPORATED+                                                             213,928
       9,800  UNITED STATIONERS INCORPORATED                                                                       362,110
                                                                                                                 3,076,568
                                                                                                           ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.21%
       4,700  INTERLINE BRANDS INCORPORATED+                                                                        74,871
      52,800  KAMAN CORPORATION CLASS A                                                                          1,201,728
      16,400  LKQ CORPORATION+                                                                                     296,348
     102,000  NAVARRE CORPORATION+                                                                                 167,280
       7,800  OWENS & MINOR INCORPORATED                                                                           356,382
      60,033  PATRICK INDUSTRIES INCORPORATED+                                                                     449,647
      77,600  POMEROY IT SOLUTIONS INCORPORATED+                                                                   356,960
      31,200  WILLIS LEASE FINANCE CORPORATION+                                                                    333,211
                                                                                                                 3,236,427
                                                                                                           ---------------
TOTAL COMMON STOCKS (COST $313,331,873)                                                                        261,604,024
                                                                                                           ---------------
PREFERRED STOCKS: 0.09%
      15,200  ANWORTH MORTGAGE PREFERRED                                                                           246,240
TOTAL PREFERRED STOCKS (COST $360,099)                                                                             246,240
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                     VALUE
------------  -------------------------------------------------------------                                ---------------
SHORT-TERM INVESTMENTS: 2.62%
   7,019,936  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $     7,019,936
                                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,019,936)                                                                   7,019,936
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $320,711,908)*                                                 100.36%                               $   268,870,200
OTHER ASSETS AND LIABILITIES, NET                                     (0.36)                                      (956,864)
                                                                     ------                                ---------------
TOTAL NET ASSETS                                                     100.00%                               $   267,913,336
                                                                     ------                                ---------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,019,936.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  August 20, 2007

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  August 20, 2007

/s/ Stephen W. Leonhardt


Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    Wells Fargo Master Trust


                                    By:  /s/ Karla M. Rabusch

                                         Karla M. Rabusch
                                         President



Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   Wells Fargo Master Trust


                                   By:    /s/ Karla M. Rabusch

                                          Karla M. Rabusch
                                          President


                                   By:   /s/ Stephen W. Leonhardt


                                         Stephen W. Leonhardt
                                         Treasurer

Date: August 20, 2007